                                    GLENMEDE

                            THE GLENMEDE FUND, INC.
                            THE GLENMEDE PORTFOLIOS

                                 ANNUAL REPORT
                                OCTOBER 31, 2002

    The performance for each of the portfolios shown on pages 4 to 14 represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost. An investment in a portfolio is neither insured nor guaranteed by the US Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yields of money market funds will fluctuate as market conditions change. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

     THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS PRESIDENT'S LETTER

Dear Shareholder:

  We are pleased to present the investment results of the 14th year of The Glenmede family of funds. In 1988, four portfolios were created to more efficiently manage Glenmede's International Equity, Fixed Income and cash products for Glenmede's clients. Since the inception of the Funds, Small Cap Equity, Large Cap Equity and Municipal portfolios have been added.

  At the fiscal year end on October 31, 2002, The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively the "Glenmede Funds") consisted of eleven portfolios with total assets of $3.0 billion. These included the International and Institutional International Portfolios, which are sub-advised and advised respectively by Philadelphia International Advisors LP ("PIA"). The Glenmede Trust Company formed the PIA partnership with members of their International Equity team on January 1, 2002 to allow them to focus entirely on the International Equity products. These portfolios account for 41% of the Glenmede family of Fund's assets as of October 31, 2002.

  All of the Glenmede Funds, other than the money market funds, are managed to seek long-term total returns consistent with reasonable risk to principal for their asset category. Efforts are made to keep expenses at competitive levels and to minimize tax consequences for our clients. All of the internally managed portfolios use a quantitative style of investing.

  The bear market in domestic and international stocks that began in March of 2000 continued for a third straight year, as investors continued to be confronted with accounting scandals, the ever-present threat of additional terrorist activity and a potential war with Iraq. The S&P 500 Index returned -15.10% for the fiscal year and -12.18% annualized for the three-year period ended October 31, 2002. The NASDAQ Composite Index fared even worse, returning -21.45% for the fiscal year and -23.57% for the three-year period ended
October 31, 2002. The MSCI EAFE index performed better than domestic stocks for the fiscal year returning -13.21%, but returned -14.15% for the three-year period ended October 31, 2002. Value stocks continued to outperform growth stocks resulting in better relative returns for the Glenmede Large Cap Value Portfolio and Small Cap Equity Portfolio.(1) The Small Cap Equity Portfolio returned -5.32% for the fiscal year ended October 31, 2002, outperforming by a wide margin the Russell 2000 Index that returned -11.57% for the fiscal year. The Glenmede Large Cap Value Portfolio returned -7.64% for the fiscal year ended October 31, 2002, outperforming the Russell 1000 Value Index, which returned -10.02% for the fiscal year.(2)

  The outperformance of value stocks also contributed to the relative performance of the Glenmede International portfolios. The International Portfolio returned -7.82% for the fiscal year ended October 31, 2002, outperforming the MSCI EAFE Index which returned -13.21% for the same period.(2) As of October 31, 2002, the Glenmede International Portfolio and the Glenmede Institutional International Portfolio achieved four star (****) Morningstar Overall Rating(TM) ratings among 642 and 642 Foreign Stock funds respectively.(3)

  The Federal Reserve attempted to stimulate a soft economy by lowering short-term interest rates. There were two decreases in the Fed Funds Target

                                 ----- 1 -----
rate, from 2.50% to 1.75% during the fiscal year ended October 31, 2002. The yield curve continued to steepen during the period with three-month bills dropping 56 basis points in yield and the 30-year Treasury bond rising 11 basis points. US Government bonds were the best performing sector resulting in the Lehman US Government Bond Index returning 6.41% versus the return on the Lehman MBS Fixed Rate Index of 6.30% and the return on the Lehman US Credit Index of 4.34%.(2) The Glenmede Core Fixed Income Portfolio achieved a four star (****) Morningstar Overall Rating(TM) among 522 Intermediate-term Bond funds as of October 31, 2002.(3) I hope that you will find the following highlight of the Glenmede Core Fixed Income Portfolio interesting.

  We welcome any questions about the Glenmede Funds and thank our clients for their continued support.

                                 Sincerely

                                 /s/ Mary Ann B. Wirts

                                 Mary Ann B. Wirts
                                 President

November 26, 2002
----------

(1)Effective March 22, 2002, Small Capitalization Value Portfolio changed its name to Small Cap Equity Portfolio.

(2)Please refer to Portfolio Highlights of the Annual Report for additional performance information.

(3)PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Morningstar proprietary ratings reflect historical risk-adjusted performance as of October 31, 2002. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's 3-, 5-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The top 10% of funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. As of October 31, 2002, the International Portfolio received 4 stars for the 3-, 5-, and 10-year periods among 642, 461 and 93 Foreign Stock funds respectively. The Institutional International Portfolio received 4 stars for the 3-, 5-, and 10-year periods among 642, 461 and 93 Foreign Stock funds respectively. The Core Fixed Income Portfolio received 4 stars for the 3-and 10-year periods among 522 and 137 Intermediate-term Bond funds respectively and 5 stars for the 5-year period among 403 funds. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

   The Glenmede Fund, Inc. and The Glenmede Portfolios are distributed by Quasar Distributors, LLC. 12/02

                                 ----- 2 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                                   INSIDE THE
                          CORE FIXED INCOME PORTFOLIO

                                                      [PHOTO OF STEVEN R. POINT]
                                                   [PHOTO OF STEPHEN J. MAHONEY]

  The Core Fixed Income Portfolio of the Glenmede Fund (the "Fund") seeks to provide shareholders with maximum long-term total return consistent with reasonable risk to principal. Stephen J. Mahoney has managed the Fund since he joined the firm in 1999. Steve has over 17 years experience managing an assortment of fixed income products. Steven R. Point rounds out the professional management team providing the experience of a 20-year career in fixed income analysis and investing, the last 9 with Glenmede. Utilizing a stable, time-tested approach to fixed income investing, the management team seeks to deliver attractive risk-adjusted returns by constructing a portfolio that seeks to provide price stability during periods of interest rate volatility. Investing in a mix of U.S. Treasuries, benchmark non-callable Agencies, investment grade Corporate bonds, and Agency-issued Mortgage-Backed Securities (MBS), the Core Fixed Income Portfolio has outperformed its benchmark, the Lehman Brothers Aggregate Bond Index throughout the fiscal year 2002. As of October 31, 2002, the Portfolio outperformed the Lehman Aggregate by 29 basis points for the year. Against the Lipper Intermediate U.S Government Fund Index benchmark, the Portfolio outperformed by 32 basis points for the same time period.(1)

  By adding value primarily through sector rotation, segment selection, and security selection, Glenmede believes our investment strategy will continue to deliver attractive, risk-adjusted fixed income returns that complement an overall asset allocation strategy. Components of our disciplined strategy include:

  - VALUE ADDED THROUGH ACTIVE SECTOR ROTATION AND SECURITY SELECTION. We employ top-down fundamental economic analysis combined with bottom-up technical market analysis to arrive at investment decisions.

   - A BIAS TOWARDS PRICE STABILITY. Overall interest rate exposure (duration) can dominate a portfolio's return. We prudently constrain a portfolio's duration in an attempt to closely match the benchmark index.

   - MAINTAINING HIGH CREDIT QUALITY AND LIQUIDITY. The Portfolio seeks to invest in high credit quality securities that trade in efficient, liquid markets to minimize transaction costs.

   - SECURITY LEVEL PERFORMANCE ATTRIBUTION. Portfolios are rigorously analyzed to determine key factors impacting performance.

  Glenmede attributes the team's success to this disciplined approach and their constant search for ways to improve the investment process. With the Portfolio structured in a risk adverse strategy, we feel the Portfolio is a good way to diversify away from other riskier asset classes. The team prides itself on the high level of service that they provide to the shareholders of the fund.

----------

(1)Please refer to Portfolio Highlights of the Annual Report for additional performance information.

                                 ----- 3 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           GOVERNMENT CASH PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2002

                                AVERAGE ANNUAL TOTAL RETURN
                                                                          iMoneyNet's
                                                                           Government
 Government Cash Portfolio                                               All Average(1)
 -------------------------                                           ----------------------
 Year ended 10/31/02                                         1.95%            1.42%
 Five Years ended 10/31/02                                   4.71%            4.18%
 Ten Years ended 10/31/02                                    4.73%            4.23%
 Inception (11/7/88) through 10/31/02                        5.41%            4.88%

                                        7-Day(2)         7-Day(2)
 Government Cash Portfolio            Current Yield   Effective Yield
 -------------------------            -------------   ---------------
 As of 10/31/02                           1.57%             1.58%

   During the past fiscal year, the Government Cash Portfolio outperformed the iMoneyNet's Government All Average(1) due to its use of overnight and term mortgage-backed securities repurchase agreements. This strategy enhanced the yield while maintaining a high quality diversified portfolio of money market instruments.

                 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                         GOVERNMENT CASH PORTFOLIO VS.
                     IMONEYNET'S GOVERNMENT ALL AVERAGE(1)
                            11/7/88 THROUGH 10/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GLENMEDE GOVERNMENT  IMONEYNET'S GOVERNMENT
              CASH PORTFOLIO*         ALL AVERAGE*(1)
Nov 1988              $10,000                 $10,000
Oct 1989              $10,927                 $10,809
Oct 1990              $11,846                 $11,667
Oct 1991              $12,627                 $12,382
Oct 1992              $13,156                 $12,842
Oct 1993              $13,575                 $13,196
Oct 1994              $14,091                 $13,640
Oct 1995              $14,918                 $14,373
Oct 1996              $15,733                 $15,092
Oct 1997              $16,603                 $15,852
Oct 1998              $17,537                 $16,656
Oct 1999              $18,413                 $17,405
Oct 2000              $19,546                 $18,384
Oct 2001              $20,495                 $19,182
Oct 2002              $20,894                 $19,454

                 *  Assumes the reinvestment of all dividends.

--------------------------------------------------------------------------------
THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. RETURNS DO NOT REFLECT TAXES THAT THE SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)iMoneyNet's Government All Average is comprised of money market funds investing in U.S. treasury securities and government agency obligations. It is not possible to invest directly in an index.
   Benchmark return is for the period beginning November 30, 1988.
(2)"Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

                                 ----- 4 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2002

                              AVERAGE ANNUAL TOTAL RETURN
                                                                  iMoneyNet's National
                                                                    Retail Tax-Free
 Tax-Exempt Cash Portfolio                                           Average-TM-(1)
 -------------------------                                       ----------------------
 Year ended 10/31/02                                     1.25%            0.92%
 Five Years ended 10/31/02                               2.90%            2.47%
 Ten Years ended 10/31/02                                2.99%            2.58%
 Inception (11/10/88) through 10/31/02                   3.59%            3.26%

                                    7-Day(2)         7-Day(2)
 Tax-Exempt Cash Portfolio        Current Yield   Effective Yield
 -------------------------        -------------   ---------------
 As of 10/31/02                       1.68%             1.69%

   The Tax-Exempt Cash Portfolio has outperformed iMoneyNet's National Retail Tax-Free Average-TM-(1) in all of the periods shown above. During the past fiscal year, the strategy of maintaining a shorter average maturity, which increases yield when rates rise or when there is a greater supply of short-term securities, combined with a low expense ratio has resulted in good relative performance.

                 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                         TAX-EXEMPT CASH PORTFOLIO VS.
              IMONEYNET'S NATIONAL RETAIL TAX-FREE AVERAGE-TM-(1)
                           11/10/88 THROUGH 10/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GLENMEDE TAX-EXEMPT  IMONEYNET'S TAX-FREE NATIONAL
              CASH PORTFOLIO*         RETAIL AVERAGE(TM)*(1)
Nov 1988              $10,000                        $10,000
Oct 1989              $10,627                        $10,510
Oct 1990              $11,249                        $11,103
Oct 1991              $11,792                        $11,623
Oct 1992              $12,183                        $11,980
Oct 1993              $12,469                        $12,235
Oct 1994              $12,776                        $12,503
Oct 1995              $13,257                        $12,925
Oct 1996              $13,710                        $13,331
Oct 1997              $14,184                        $13,755
Oct 1998              $14,667                        $14,190
Oct 1999              $15,111                        $14,579
Oct 2000              $15,697                        $15,088
Oct 2001              $16,159                        $15,492
Oct 2002              $16,361                        $15,635

        *  Assumes the reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.
(1)iMoneyNet's National Retail Tax-Free Average(TM) is comprised of money market funds investing in fixed-income securities issued by state and local governments. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to the alternative minimum tax. It is not possible to invest directly in an index.
   Benchmark return is for the period beginning November 30, 1988.
(2)"Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

                                 ----- 5 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                          CORE FIXED INCOME PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2002

                              AVERAGE ANNUAL TOTAL RETURN
                                                    Lehman Brothers         Lipper
                                                       Aggregate         Intermediate
                                                          Bond          US Government
 Core Fixed Income Portfolio                            Index(1)        Fund Index*(1)
 ---------------------------                        ----------------   ----------------
 Year ended 10/31/02                        6.18%         5.89%              5.86%
 Five Years ended 10/31/02                  7.44%         7.43%              6.98%
 Ten Years ended 10/31/02                   7.04%         7.47%              6.57%
 Inception (11/17/88) through 10/31/02      8.15%         8.47%              6.65%

   The Core Fixed Income Portfolio returned 6.18% for the year ended
October 31, 2002, outperforming the Lehman Brothers Aggregate Bond Index by 29 basis points and the Lipper Intermediate US Government Fund Index by 32 basis points. The Portfolio's outperformance can be attributed to an overweight in high credit quality corporate securities and liquid US Treasuries. Both sectors performed well in the face of the sharp decline in equity valuations, declining corporate earnings, rising military tensions, and investor accounting woes. The Portfolio seeks to add value utilizing sector and security selection while maintaining market neutral interest rate risk.

                 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                        CORE FIXED INCOME PORTFOLIO VS.
                    LEHMAN BROTHERS AGGREGATE BOND INDEX AND
                 LIPPER INTERMEDIATE US GOVERNMENT FUND INDEX*
                           11/17/88 THROUGH 10/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GLENMEDE CORE FIXED  INDEX: LEHMAN BROTHERS  INDEX: LIPPER INTERMEDIATE US
           INCOME PORTFOLIO**  AGGREGATE BOND INDEX**        GOVERNMENT FUND INDEX**
Nov 1988              $10,000                 $10,000                        $10,000
Oct 1989              $11,120                 $11,190                        $11,284
Oct 1990              $12,045                 $11,896                        $10,515
Oct 1991              $13,821                 $13,777                        $11,937
Oct 1992              $15,112                 $15,132                        $13,006
Oct 1993              $16,682                 $16,928                        $14,306
Oct 1994              $16,177                 $16,307                        $13,746
Oct 1995              $18,128                 $18,859                        $15,485
Oct 1996              $19,194                 $19,961                        $16,242
Oct 1997              $20,850                 $21,735                        $17,531
Oct 1998              $22,793                 $23,762                        $19,092
Oct 1999              $23,001                 $23,887                        $19,021
Oct 2000              $24,426                 $25,630                        $20,310
Oct 2001              $28,111                 $29,360                        $23,205
Oct 2002              $29,849                 $31,090                        $24,565

* Index commenced 12/31/89. The Index starts at $11,284, which is the value of the fund in the graph on this date. Thus comparison to the Fund's inception is not provided.
**  Assumes the reinvestment of all dividends and distributions.
--------------------------------------------------------------------------------
THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT TAXES THAT THE SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the Lehman Brothers Government/Credit Bond Index, Mortgage Backed Securities Index, and Asset Backed Securities Index. The Lipper Intermediate U.S. Government Fund Index is comprised of the 30 largest funds in the Lipper Intermediate U.S. Government Fund classification. This classification consists of funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities with dollar-weighted average maturities of 5 to 10 years. Total return consists of price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced by market capitalization each month. It is not possible to invest directly in an index. Benchmark returns are for the periods beginning November 30, 1988 for Lehman Brothers Aggregate Bond Index and December 31, 1989 for Lipper Intermediate US Government Fund Index.

                                 ----- 6 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           STRATEGIC EQUITY PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2002

                                   AVERAGE ANNUAL TOTAL RETURN
                                              Dow Jones Ind.      S&P 500       Lipper Large Cap
                                                 Monthly           Stock           Core Fund
 Strategic Equity Portfolio                   Reinvested(1)       Index(1)          Index(1)
 --------------------------                   --------------   --------------   ----------------
 Year ended 10/31/02                (15.20)%       (5.62)%         (15.10)%          (14.23)%
 Five Years ended 10/31/02           (1.30)%        4.24%            0.73%             0.47%
 Ten Years ended 10/31/02             9.15%        12.40%            9.87%             8.73%
 Inception (7/20/89) through
 10/31/02                             9.04%        12.01%            9.98%             8.84%

   During the year, the Strategic Equity Portfolio performed in line with the benchmark, the S&P 500, but modestly below its peer group, the Lipper Large Cap Core Fund Index. The Portfolio maintained market weights in most sectors during the year. The investment discipline focuses on stocks that we believe are exhibiting strong earnings growth, whose valuation are below that of similar companies.

                 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
              STRATEGIC EQUITY PORTFOLIO VS. S&P 500 STOCK INDEX,
       DOW JONES INDUSTRIAL AVERAGE AND LIPPER LARGE CAP CORE FUND INDEX
                            7/20/89 THROUGH 10/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GLENMEDE STRATEGIC       DOW JONES       INDEX: S&P 500  INDEX: LIPPER LARGE CAP
           EQUITY PORTFOLIO*  INDUSTRIAL AVERAGE*    STOCK INDEX*         CORE FUND INDEX*
Jul 1989             $10,000              $10,000         $10,000                  $10,000
Oct 1989             $10,127              $10,042          $9,918                   $9,984
Oct 1990              $8,978               $9,633          $9,177                   $9,163
Oct 1991             $12,103              $12,519         $12,250                  $12,274
Oct 1992             $13,146              $13,566         $13,470                  $13,348
Oct 1993             $15,329              $15,930         $15,483                  $15,574
Oct 1994             $15,514              $17,387         $16,081                  $15,930
Oct 1995             $19,203              $21,729         $20,333                  $19,376
Oct 1996             $24,705              $28,194         $25,233                  $23,433
Oct 1997             $33,696              $35,464         $33,336                  $30,101
Oct 1998             $36,054              $41,677         $40,667                  $35,558
Oct 1999             $44,664              $52,923         $51,105                  $43,880
Oct 2000             $48,456              $54,950         $54,218                  $48,108
Oct 2001             $37,224              $46,262         $40,546                  $35,926
Oct 2002             $31,564              $43,664         $34,396                  $30,812

   *  Assumes the reinvestment of all dividends and distributions, excluding withholding tax.
--------------------------------------------------------------------------------
THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT TAXES THAT THE SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)The S&P 500 Stock Index is a market capitalization weighted index comprised of 500 widely held common stocks. The Dow Jones Industrial Average is a price weighted average based on the "price only" performance (excluding dividends) of 30 blue chip stocks. The average is computed by adding the prices of the 30 stocks and dividing by a denominator, which has been adjusted over the years for stock splits, stock dividends, and substitutions of stock. The Lipper Large Cap Core Fund Index is comprised of the 30 largest mutual funds in the Lipper Large Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It is not possible to invest directly in an index.
   Benchmark returns are for the period beginning July 31, 1999.

                                 ----- 7 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           SMALL CAP EQUITY PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2002

                                      AVERAGE ANNUAL TOTAL RETURN
                                                                                         Lipper Small
 Small Cap Equity Portfolio                        Russell 2000         S&P 500         Capitalization
 Advisor Shares                                   Stock Index(1)     Stock Index(1)     Core Index*(1)
 --------------                                   --------------   ------------------   --------------
 Year ended 10/31/02                     (5.32)%      (11.57)%           (15.10)%           (9.10)%
 Five Years ended 10/31/02               (0.57)%       (1.70)%             0.73%             0.68%
 Ten years ended 10/31/02                10.51%         8.01%              9.87%             9.61%
 Inception (03/01/91) through 10/31/02   10.21%         9.05%              9.98%              N/A

 Small Cap Equity Portfolio
 Institutional Shares
 --------------------
 Year ended 10/31/02                     (5.10)%     (11.57)%          (15.10)%           (9.10)%
 Inception through 10/31/02(2)           10.30%        9.05%             9.98%              N/A

   The Small Cap Equity Portfolio outperformed the Russell 2000 Stock Index for the fiscal year ended October 31, 2002. An underweight in technology stocks, the worst performing sector in the Russell 2000, coupled with an overweight in health care stocks accounted for the majority of its relative outperformance. In addition, the Portfolio added value with an overweight in the consumer sector, the largest sector in the Russell 2000, emphasizing retailers, restaurants and leisure products.

                 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
       SMALL CAP EQUITY PORTFOLIO ADVISOR CLASS VS. S&P 500 STOCK INDEX,
      RUSSELL 2000 STOCK INDEX AND LIPPER SMALL CAPITALIZATION CORE INDEX
                            3/1/91 THROUGH 10/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 GLENMEDE SMALL CAP         INDEX: S&P 500  INDEX: RUSSELL 2000  INDEX: LIPPER SMALL CAPITALIZATION
          EQUITY PORTFOLIO ADVISOR CLASS**  STOCK INDEX**         STOCK INDEX**                        CORE INDEX**
Mar 1991                           $10,000        $10,000               $10,000                             $10,000
Oct 1991                           $11,184        $10,828               $11,610                             $11,371
Oct 1992                           $11,443        $11,906               $12,712                             $10,358
Oct 1993                           $15,318        $13,679               $16,832                             $12,967
Oct 1994                           $15,754        $14,203               $16,772                             $13,259
Oct 1995                           $19,086        $17,951               $19,850                             $16,009
Oct 1996                           $22,563        $22,274               $23,146                             $19,186
Oct 1997                           $31,993        $29,402               $29,935                             $25,076
Oct 1998                           $26,124        $35,872               $26,390                             $21,237
Oct 1999                           $26,040        $45,079               $30,314                             $24,283
Oct 2000                           $31,621        $47,822               $35,590                             $30,998
Oct 2001                           $32,837        $35,758               $31,071                             $28,531
Oct 2002                           $31,090        $30,334               $27,476                             $25,934

* Index commenced 12/31/91. The Index starts at $11,371, which is the value of the fund in the graph on this date. Thus Fund inception comparisons are not provided.
**  Assumes the reinvestment of all dividends and distributions.
--------------------------------------------------------------------------------
THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT TAXES THAT THE SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE OF THE INSTITUTIONAL SHARES WILL VARY FROM THE ADVISOR SHARES DUE TO DIFFERENCES IN FEES.

(1)The S&P 500 Stock Index is a market capitalization weighted index comprised of 500 widely held common stocks. The Russell 2000 Index is an unmanaged market capitalization weighted total return index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Lipper Small Capitalization Core Index is comprised of the 30 largest funds in the Lipper Small Capitalization Core funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations less than 250% of the dollar weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It is not possible to invest directly in an index.

(2)Average annual total return for the Institutional Shares includes the period from 03/01/91 through 10/31/02. Prior to the inception of the Institutional Shares on 01/02/98, performance for the Institutional Shares is based on the average annual total return of the Advisor Shares.
   Benchmark returns are for the period beginning February 28, 1991.

                                 ----- 8 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           LARGE CAP VALUE PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2002

                              AVERAGE ANNUAL TOTAL RETURN
                                                                            Lipper
                                       Russell 1000       S&P 500         Multi-Cap
 Large Cap Value Portfolio            Value Index(1)   Stock Index(1)   Value Index(1)
 -------------------------            --------------   --------------   --------------
 Year ended 10/31/02         (7.64)%      (10.02)%         (15.10)%         (11.48)%
 Five Years ended 10/31/02    0.35%         2.29%            0.73%            0.96%
 Inception (01/04/93)
 through 10/31/02             8.86%        10.82%            9.53%            8.85%

   The Large Cap Value Portfolio is driven by a proprietary ranking process that seeks lower valued stocks that have positive catalysts to signal improvement in a company's prospects. The Portfolio's average price/earnings and price/book ratios are in line with the Russell 1000 Value Index but represent a significant discount to the broad equity market. The Portfolio outperformed the Russell 1000 Value Index and the broad market during the past fiscal year due to a combination of sector allocation and stock selection. The Portfolio remained underweight technology and telecom and overweight health care and utilities for most of the year. Stock selection emphasized service providers with low P/E ratios relative to their peers.

                 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
               LARGE CAP VALUE PORTFOLIO VS. S&P 500 STOCK INDEX,
           RUSSELL 1000 VALUE INDEX AND LIPPER MULTI-CAP VALUE INDEX
                            1/4/93 THROUGH 10/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GLENMEDE LARGE CAP  INDEX: S&P 500  INDEX: RUSSELL 1000  INDEX: LIPPER MULTI-CAP
            VALUE PORTFOLIO*    STOCK INDEX*         VALUE INDEX*             VALUE INDEX*
Jan 1993             $10,000         $10,000              $10,000                  $10,000
Oct 1993             $12,305         $11,023              $11,836                  $11,302
Oct 1994             $12,194         $11,445              $11,927                  $11,730
Oct 1995             $14,145         $14,465              $14,871                  $14,086
Oct 1996             $16,569         $17,948              $18,401                  $16,978
Oct 1997             $22,625         $23,693              $24,507                  $21,949
Oct 1998             $23,705         $28,906              $28,141                  $23,007
Oct 1999             $28,348         $36,325              $32,791                  $25,282
Oct 2000             $28,431         $38,535              $34,600                  $27,772
Oct 2001             $24,932         $28,815              $30,498                  $26,013
Oct 2002             $23,027         $24,445              $27,441                  $23,028

        *  Assumes the reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT TAXES THAT THE SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)The S&P 500 Stock Index is a market capitalization weighted index comprised of 500 widely held common stocks. The Russell 1000 Value Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 1000 Index with a less than average growth orientation. The Lipper Multi Cap Value Index is comprised of the 30 largest mutual funds within in the Lipper Multi Cap Value funds classification. This classification consists of funds that invest between 25% to 75% of their assets in companies with market capitalizations above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It is not possible to invest directly in an index.
   Lipper recently changed the way it classifies mutual funds. As a result of this reclassification, the Large Cap Value Portfolio is now part of the Lipper Multi Cap Value Index. Previously, the Portfolio was part of the Lipper Large Cap Value Index.
   Benchmark returns are for the period beginning December 31, 1993.

                                 ----- 9 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2002

                             AVERAGE ANNUAL TOTAL RETURN
                                                                           Lipper
                                                      Morgan Stanley   International
 International Portfolio                              EAFE Index(1)    Fund Index(1)
 -----------------------                              --------------   --------------
 Year ended 10/31/02                         (7.82)%      (13.21)%         (10.26)%
 Five Years ended 10/31/02                   (0.11)%       (3.12)%          (1.92)%
 Ten Years ended 10/31/02                     7.63%         4.05%            5.60%
 Inception (11/17/88) through 10/31/02        7.26%         1.68%            5.07%

   The International Portfolio outperformed the Morgan Stanley EAFE Index over the past twelve months due to the strong relative performance of the equity holdings compared to their respective countries. Over longer time periods, security selection has been favorable, although active country allocation decisions have further enhanced comparative results.

                 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
             INTERNATIONAL PORTFOLIO VS. MORGAN STANLEY EAFE INDEX
                      AND LIPPER INTERNATIONAL FUND INDEX
                           11/17/88 THROUGH 10/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GLENMEDE INTERNATIONAL  INDEX: MORGAN STANLEY  INDEX: LIPPER INTERNATIONAL
                      PORTFOLIO*            EAFE INDEX*                  FUND INDEX*
Nov 1988                 $10,000                $10,000                      $10,000
Oct 1989                 $11,207                $10,481                      $11,143
Oct 1990                 $11,685                 $9,137                      $11,100
Oct 1991                 $13,101                 $9,772                      $12,029
Oct 1992                 $12,743                 $8,481                      $11,420
Oct 1993                 $17,007                $11,657                      $15,310
Oct 1994                 $19,433                $12,834                      $17,072
Oct 1995                 $20,254                $12,787                      $16,991
Oct 1996                 $22,982                $14,125                      $19,136
Oct 1997                 $26,739                $14,779                      $21,695
Oct 1998                 $28,729                $16,205                      $22,702
Oct 1999                 $35,811                $19,937                      $27,933
Oct 2000                 $34,486                $19,360                      $28,897
Oct 2001                 $28,850                $14,533                      $21,941
Oct 2002                 $26,593                $12,613                      $19,690

    *  Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
--------------------------------------------------------------------------------
THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT TAXES THAT THE SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)The Morgan Stanley EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East. The Lipper International Fund Index is comprised of the 30 largest funds in the Lipper International Fund classification. This classification consists of funds that invest in securities whose primary trading markets are outside the United States. It is not possible to invest directly in an index.
   Benchmark returns are for the period beginning November 30, 1988.

                                 ----- 10 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2002

                              AVERAGE ANNUAL TOTAL RETURN
                                                     Morgan Stanley         Lipper
                                                          EAFE          International
 Institutional International Portfolio                  Index(1)        Fund Index(1)
 -------------------------------------              ----------------   ----------------
 Year ended 10/31/02                      (9.02)%        (13.21)%           (10.26)%
 Five Years ended 10/31/02                (1.39)%         (3.12)%            (1.92)%
 Ten Years ended 10/31/02                  6.44%           4.05%              5.60%
 Inception (08/01/92) through 10/31/02     5.69%           3.82%              4.98%

   During the past fiscal year, the Institutional International Portfolio outperformed the Morgan Stanley EAFE Index due to the strong relative performance of the equity holdings compared to their respective countries. Over longer time periods, the Portfolio's relative outperformance has been due to favorable security selection, although active country allocation decisions have further enhanced comparative results.

                 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
    INSTITUTIONAL INTERNATIONAL PORTFOLIO VS. MORGAN STANLEY EAFE INDEX AND
                        LIPPER INTERNATIONAL FUND INDEX
                            8/1/92 THROUGH 10/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           GLENMEDE INSTITUTIONAL   INDEX: MORGAN STANLEY  INDEX: LIPPER INTERNATIONAL
          INTERNATIONAL PORTFOLIO*            EAFE INDEX*                  FUND INDEX*
Aug 1992                   $10,000                $10,000                      $10,000
Oct 1992                    $9,440                 $9,871                       $9,544
Oct 1993                   $12,493                $13,569                      $12,794
Oct 1994                   $14,240                $14,937                      $14,266
Oct 1995                   $14,294                $14,883                      $14,200
Oct 1996                   $16,361                $16,442                      $15,991
Oct 1997                   $18,903                $17,202                      $18,130
Oct 1998                   $20,276                $18,858                      $18,972
Oct 1999                   $24,934                $23,200                      $23,343
Oct 2000                   $23,470                $22,532                      $24,149
Oct 2001                   $19,375                $16,916                      $18,331
Oct 2002                   $17,628                $14,681                      $16,451

    *  Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
--------------------------------------------------------------------------------
THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT TAXES THAT THE SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)The Morgan Stanley EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East. The Lipper International Fund Index is comprised of the 30 largest funds in the Lipper International Fund classification. This classification consists of funds that invest in securities whose primary trading markets are outside the United States. It is not possible to invest directly in an index.
   Benchmark returns are for the period beginning July 31, 1992.

                                 ----- 11 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2002

                               AVERAGE ANNUAL TOTAL RETURN
                                                      Russell 2000     Lipper Small Cap
 Small Capitalization Growth Portfolio              Growth Index(1)    Growth Average(1)
 -------------------------------------              ----------------   -----------------
 Year ended 10/31/02                      (22.02)%       (21.57)%           (18.22)%
 Inception (12/29/99) through 10/31/02    (27.99)%       (22.30)%           (17.89)%

   This dual sub-advised Portfolio seeks to strike a balance, with one manager providing risk mitigation by furnishing the Portfolio with a foundation of true small-cap stocks and the other manager seeking to add value with its own arena of small cap growth names that may potentially reach mid-cap status before being sold.

   The Small Capitalization Growth Portfolio approximately matched its benchmark during a very difficult year for growth managers. Through the one-year period ended October 31, 2002, the benefit of one sub-advisor's valuation screen was almost strong enough to overcome the performance drag attributable to the other sub-advisor's sector weights and concentrated style. Each sub-advisor maintains a strict adherence to its mandate, thus positioning the Portfolio well for their strategy's recovery.

                 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
      SMALL CAPITALIZATION GROWTH PORTFOLIO VS. RUSSELL 2000 GROWTH INDEX
                   AND LIPPER SMALL CAP GROWTH AVERAGE INDEX
                           12/29/99 THROUGH 10/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GLENMEDE SMALL CAPITALIZATION  INDEX: RUSSELL 2000  INDEX: LIPPER SMALL CAP
                      GROWTH PORTFOLIO*        GROWTH INDEX*            GROWTH INDEX*
Dec 1999                        $10,000              $10,000                  $10,000
Jan 2000                         $9,760               $9,907                   $9,896
Apr 2000                         $8,650               $9,825                  $10,333
Jul 2000                         $9,350               $9,255                  $10,434
Oct 2000                         $9,220               $8,931                  $10,159
Jan 2001                         $7,980               $8,536                   $9,454
Apr 2001                         $6,690               $7,516                   $8,247
Jul 2001                         $6,480               $7,226                   $8,200
Oct 2001                         $5,040               $6,228                   $6,987
Oct 2002                         $3,930               $4,885                   $5,714

        *  Assumes the reinvestment of all dividends and distributions.
--------------------------------------------------------------------------------
THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT TAXES THAT THE SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)The Russell 2000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 2000 Index with greater than average growth orientation. The Lipper Small Cap Growth Index is comprised of the 30 largest funds in the Lipper Small Cap Growth funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations less than 250% of the dollar weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Lipper recently changed the way it classifies mutual funds. As a result of this reclassification, the Small Capitalization Growth Portfolio is now part of the Lipper Small Cap Growth Average. Previously, the Portfolio was part of the Lipper Mid Cap Growth Average. It is not possible to invest directly in an index.
   Benchmark returns are for the period beginning December 31, 1999.

                                 ----- 12 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2002

                              AVERAGE ANNUAL TOTAL RETURN
                                               Lehman Brothers      Lipper Intermediate
                                                 Muni 5-Year          Municipal Debt
 Muni Intermediate Portfolio                    Bond Index(1)          Fund Index(1)
 ---------------------------                   ----------------     -------------------
 Year ended 10/31/02                   5.41%         5.82%                 4.78%
 Five Years ended 10/31/02             5.39%         5.71%                 5.17%
 Ten Years ended 10/31/02              5.68%         5.86%                 5.67%
 Inception (06/05/92) through
 10/31/02                              5.53%         5.99%                 5.73%

   The Muni Intermediate Portfolio trailed the Lehman Brothers Municipal 5-Year Bond Index for the fiscal year 2002 due to the higher quality and extremely defensive nature of the Portfolio. However, the Portfolio outperformed the Lipper Intermediate Municipal Debt Fund Index by 63 basis points for the same fiscal period.

                 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                MUNI INTERMEDIATE PORTFOLIO VS. LEHMAN BROTHERS
              MUNICIPAL 5-YEAR BOND INDEX AND LIPPER INTERMEDIATE
                           MUNICIPAL DEBT FUND INDEX
                            6/5/92 THROUGH 10/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               GLENMEDE MUNI       INDEX: LEHMAN BROTHERS MUNICIPAL  INDEX: LIPPER INTERMEDIATE MUNICIPAL
          INTERMEDIATE PORTFOLIO*                5-YEAR BOND INDEX*                      DEBT FUND INDEX*
Jun 1992                  $10,000                           $10,000                               $10,000
Oct 1992                  $10,074                           $10,363                               $10,288
Oct 1993                  $11,137                           $11,341                               $11,484
Oct 1994                  $10,788                           $11,278                               $11,196
Oct 1995                  $12,057                           $12,446                               $12,421
Oct 1996                  $12,621                           $13,044                               $12,978
Oct 1997                  $13,465                           $13,894                               $13,875
Oct 1998                  $14,358                           $14,799                               $14,818
Oct 1999                  $14,488                           $14,961                               $14,640
Oct 2000                  $15,324                           $15,824                               $15,584
Oct 2001                  $16,609                           $17,308                               $17,040
Oct 2002                  $17,507                           $18,316                               $17,854

        *  Assumes the reinvestment of all dividends and distributions.
--------------------------------------------------------------------------------
THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
(1)The Lehman Brothers Municipal 5-Year Bond Index is an unmanaged total return performance benchmark for the short-intermediate, investment-grade tax-exempt bond market. The Lipper Intermediate Municipal Debt Fund Index is comprised of the 30 largest funds in the Lipper Intermediate Municipal Debt Fund Average. The Average consists of funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years. It is not possible to invest directly in an index.
   Benchmark returns are for the period beginning May 31, 1992.

                                 ----- 13 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2002

                              AVERAGE ANNUAL TOTAL RETURN
                                                Lehman Brothers      Lipper New Jersey
                                                  Muni 5-Year         Municipal Debt
 New Jersey Muni Portfolio                       Bond Index(1)         Fund Index(1)
 -------------------------                    -------------------   -------------------
 Year ended 10/31/02                  5.40%          5.82%                  4.66%
 Five Years ended 10/31/02            5.42%          5.71%                  5.02%
 Inception (11/01/93) through
 10/31/02                             5.06%          5.43%                  5.00%

   The New Jersey Muni Portfolio underperformed the Lehman Brothers Municipal 5-Year Bond Index for the fiscal year ended October 31, 2002 due to the higher quality and extremely defensive nature of the Portfolio. However, New Jersey Muni outperformed the Lipper New Jersey Municipal Debt Fund Index by 74 basis points in fiscal 2002.

                 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                 NEW JERSEY MUNI PORTFOLIO VS. LEHMAN BROTHERS
               MUNICIPAL 5-YEAR BOND INDEX AND LIPPER NEW JERSEY
                           MUNICIPAL DEBT FUND INDEX
                            11/1/93 THROUGH 10/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GLENMEDE NEW JERSEY  INDEX: LEHMAN BROTHERS MUNICIPAL  INDEX: LIPPER NEW JERSEY MUNICIPAL
              MUNI PORTFOLIO*                5-YEAR BOND INDEX*                    DEBT FUND INDEX*
Nov 1993              $10,000                           $10,000                             $10,000
Oct 1994               $9,488                            $9,945                              $9,459
Oct 1995              $10,744                           $10,974                             $10,716
Oct 1996              $11,200                           $11,502                             $11,241
Oct 1997              $11,973                           $12,251                             $12,111
Oct 1998              $12,777                           $13,049                             $13,014
Oct 1999              $12,787                           $13,192                             $12,507
Oct 2000              $13,524                           $13,953                             $13,437
Oct 2001              $14,788                           $15,210                             $14,787
Oct 2002              $15,586                           $16,095                             $15,475

        *  Assumes the reinvestment of all dividends and distributions.
--------------------------------------------------------------------------------
THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
(1)The Lehman Brothers Municipal 5-Year Bond Index is an unmanaged total return performance benchmark for the short-intermediate, investment-grade tax-exempt bond market. The Lipper New Jersey Municipal Debt Fund Index is comprised of the 10 largest funds in the Lipper New Jersey Municipal Debt Fund Average. The Average consists of funds that invest only in securities that are exempt from taxation in New Jersey or cities in New Jersey. It is not possible to invest directly in an index.
   Benchmark returns are for the period beginning October 31, 1993.

                                 ----- 14 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2002

                                                       TAX-          CORE
                                      GOVERNMENT      EXEMPT        FIXED
                                         CASH          CASH         INCOME
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ------------  ------------  ------------
ASSETS:
  Investments:
  Investments at value(1)..........  $273,901,671  $606,621,795  $178,088,089
  Repurchase agreements............  256,491,352             --    56,805,078
                                     ------------  ------------  ------------
    Total investments..............  530,393,023    606,621,795   234,893,167
                                     ------------  ------------  ------------
  Cash.............................           --         52,203            --
  Receivable for fund shares
    sold...........................           --             --       127,000
  Securities lending collateral....           --             --    16,171,670
  Interest receivable..............    3,472,622      1,282,412     1,521,491
  Other assets.....................        1,735          2,036           800
                                     ------------  ------------  ------------
    Total assets...................  533,867,380    607,958,446   252,714,128
                                     ------------  ------------  ------------
LIABILITIES:
  Dividends payable................      744,194        792,355            --
  Interest payable.................           --             --        28,098
  Payable for fund shares
    redeemed.......................           --             --        25,000
  Payable for securities
    purchased......................           --             --    34,254,779
  Payable for reverse repurchase
    agreements.....................           --             --    13,902,000
  Obligation to return securities
    lending collateral.............           --             --    16,171,670
  Payable to affiliate for
    Directors' fees................        1,323            452           448
  Accrued expenses.................       88,159         96,147        34,009
                                     ------------  ------------  ------------
    Total liabilities..............      833,676        888,954    64,416,004
                                     ------------  ------------  ------------

NET ASSETS.........................  $533,033,704  $607,069,492  $188,298,124
                                     ============  ============  ============

SHARES OUTSTANDING.................  532,964,785    607,279,797    17,151,898
                                     ============  ============  ============

NET ASSET VALUE PER SHARE..........  $      1.00   $       1.00  $      10.98
                                     ============  ============  ============

------------
(1) Investments at cost............  $273,901,671  $606,621,795  $168,763,595

                       See Notes to Financial Statements.
                                 ----- 15 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                                OCTOBER 31, 2002

                                      STRATEGIC    SMALL CAP     LARGE CAP
                                       EQUITY        EQUITY        VALUE
                                      PORTFOLIO   PORTFOLIO(2)   PORTFOLIO
                                     -----------  ------------  -----------
ASSETS:
  Investments:
  Investments at value(1)..........  $87,364,558  $225,154,264  $14,577,070
  Repurchase agreements............    2,531,955     5,913,562      637,598
                                     -----------  ------------  -----------
    Total investments..............   89,896,513   231,067,826   15,214,668
                                     -----------  ------------  -----------
  Receivable for securities sold...    1,573,796            --       92,910
  Receivable for fund shares
    sold...........................       42,000        99,772           --
  Securities lending collateral....    5,265,700    24,989,702    1,527,900
  Dividends receivable.............       64,339       183,064       28,319
  Interest receivable..............        2,463         9,881          225
  Other assets.....................        1,010           715           88
                                     -----------  ------------  -----------
    Total assets...................   96,845,821   256,350,960   16,864,110
                                     -----------  ------------  -----------
LIABILITIES:
  Payable for fund shares
    redeemed.......................      152,097       133,734           --
  Payable for securities
    purchased......................    1,354,449     2,127,446           --
  Obligation to return securities
    lending collateral.............    5,265,700    24,989,702    1,527,900
  Payable to affiliate for
    Directors' fees................           48            40           32
  Payable for advisory fees........           --       104,851           --
  Accrued expenses.................       22,815        87,468       10,609
                                     -----------  ------------  -----------
    Total liabilities..............    6,795,109    27,443,241    1,538,541
                                     -----------  ------------  -----------

NET ASSETS.........................  $90,050,712  $228,907,719  $15,325,569
                                     ===========  ============  ===========

SHARES OUTSTANDING.................    6,683,717    16,427,185    1,969,193
                                     ===========  ============  ===========

NET ASSET VALUE PER SHARE..........  $     13.47            --  $      7.78
                                     ===========  ============  ===========
NET ASSET VALUE PER SHARE
  Advisor Class -- based on net
    assets of $199,264,159 and
    shares outstanding of
    14,303,948.....................           --  $      13.93           --
                                     ===========  ============  ===========
  Institutional class -- based on
    net assets of $29,643,560 and
    shares outstanding of
    2,123,237......................           --  $      13.96           --
                                     ===========  ============  ===========

------------
(1) Investments at cost............  $86,255,078  $234,699,717  $15,515,972
(2) Effective March 22, 2002, Small Capitalization Value Portfolio changed its name to Small Cap Equity Portfolio.

                       See Notes to Financial Statements.
                                 ----- 16 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                                OCTOBER 31, 2002

                                                                        SMALL
                                                     INSTITUTIONAL  CAPITALIZATION
                                     INTERNATIONAL   INTERNATIONAL      GROWTH
                                       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                     --------------  -------------  --------------
ASSETS:
  Investments:
  Investments at value(1)..........  $  941,623,901  $255,494,800    $ 75,669,423
  Repurchase agreements............      48,304,931    10,520,011       2,586,372
                                     --------------  ------------    ------------
    Total investments..............     989,928,832   266,014,811      78,255,795
                                     --------------  ------------    ------------
  Foreign currency, at value (Note
    1)(2)..........................         233,989        57,395              --
  Receivable for securities sold...              --            --          78,130
  Receivable for fund shares
    sold...........................          91,362        36,664           2,000
  Securities lending collateral....      72,594,295    16,459,048      25,557,473
  Dividends receivable.............       1,954,123       533,499           1,216
  Interest receivable..............              --            --           7,650
  Foreign tax reclaims
    receivable.....................         724,439       147,658              --
  Other assets.....................           3,500         1,084             599
                                     --------------  ------------    ------------
    Total assets...................   1,065,530,540   283,250,159     103,902,863
                                     --------------  ------------    ------------
LIABILITIES:
  Interest payable.................          23,898        11,524              --
  Payable for fund shares
    redeemed.......................         408,204       377,433              --
  Payable for securities
    purchased......................       8,987,344     2,426,309         128,213
  Obligation to return securities
    lending collateral.............      72,594,295    16,459,048      25,557,473
  Payable to affiliate for
    Directors' fees................              27           580              17
  Payable for advisory fees........              --       163,625          15,401
  Accrued expenses.................         179,559        42,231          79,370
                                     --------------  ------------    ------------
    Total liabilities..............      82,193,327    19,480,750      25,780,474
                                     --------------  ------------    ------------

NET ASSETS.........................  $  983,337,213  $263,769,409    $ 78,122,389
                                     ==============  ============    ============

SHARES OUTSTANDING.................      84,277,774    23,914,492      19,878,319
                                     ==============  ============    ============

NET ASSET VALUE PER SHARE..........  $        11.67  $      11.03    $       3.93
                                     ==============  ============    ============

------------
(1) Investments at cost............  $1,045,685,749  $308,519,875    $ 95,013,204
(2) The International Portfolio and Institutional International Portfolio had
  foreign currency cost of $233,989 and $57,395, respectively.

                       See Notes to Financial Statements.
                                 ----- 17 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 2002

                                                    TAX-        CORE
                                     GOVERNMENT    EXEMPT       FIXED
                                        CASH        CASH       INCOME
                                     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                     ----------  ----------  -----------
Investment income:
  Interest.........................  $9,777,440  $7,936,739  $ 9,598,602
  Income from security lending.....         --           --       48,411
                                     ----------  ----------  -----------
    Total investment income........  9,777,440    7,936,739    9,647,013
                                     ----------  ----------  -----------
Expenses:
  Administration & custody fee.....    291,259      381,033      116,364
  Professional fees................     36,451       50,685       13,725
  Interest expense.................         --           --      166,792
  Shareholder report expense.......      5,804        9,395        3,470
  Shareholder servicing fees.......    240,109      297,698       88,831
  Directors' fees and expenses.....     13,372       15,549        4,863
  Registration and filing fees.....      4,799       20,143       23,732
  Other expenses...................     13,307       15,021        3,751
                                     ----------  ----------  -----------
    Total expenses.................    605,101      789,524      421,528
                                     ----------  ----------  -----------
  Net investment income............  9,172,339    7,147,215    9,225,485
                                     ----------  ----------  -----------
Realized and unrealized gain
  (loss):
  Net realized gain (loss) on:
    Securities transactions........     (4,195)         243    2,090,356
                                     ----------  ----------  -----------
    Net realized gain (loss).......     (4,195)         243    2,090,356
                                     ----------  ----------  -----------
  Net change in unrealized gain
    (loss) of:
    Securities.....................         --           --     (468,275)
                                     ----------  ----------  -----------
    Net unrealized gain (loss).....         --           --     (468,275)
                                     ----------  ----------  -----------
Net realized and unrealized gain
  (loss)...........................     (4,195)         243    1,622,081
                                     ----------  ----------  -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $9,168,144  $7,147,458  $10,847,566
                                     ==========  ==========  ===========

                       See Notes to Financial Statements.
                                 ----- 18 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                    STATEMENTS OF OPERATIONS -- (CONTINUED)
                      FOR THE YEAR ENDED OCTOBER 31, 2002

                                      STRATEGIC     SMALL CAP     LARGE CAP
                                        EQUITY        EQUITY        VALUE
                                      PORTFOLIO    PORTFOLIO(1)   PORTFOLIO
                                     ------------  ------------  -----------
Investment income:
  Dividends........................  $  1,283,405  $  3,362,163  $   292,102
  Interest.........................        30,766       116,038        5,208
  Income from security lending.....        12,344        53,380        1,906
                                     ------------  ------------  -----------
    Total investment income........     1,326,515     3,531,581      299,216
                                     ------------  ------------  -----------
Expenses:
  Investment advisory fee..........            --     1,449,702           --
  Administration & custody fee.....        75,480       187,163       13,506
  Professional fees................        11,348        21,724        1,998
  Shareholder report expense.......         2,206         4,413          212
  Shareholder servicing fees
    (Advisor Class)................        56,301       574,308        7,772
  Shareholder servicing fees
    (Institutional Class)..........            --        16,930           --
  Directors' fees and expenses.....         3,432         7,434          432
  Registration and filing fees.....         8,171        37,515        2,622
  Other expenses...................         3,086         5,616          326
                                     ------------  ------------  -----------
    Total expenses.................       160,024     2,304,805       26,868
                                     ------------  ------------  -----------
  Net investment income............     1,166,491     1,226,776      272,348
                                     ------------  ------------  -----------
Realized and unrealized gain
  (loss):
  Net realized gain (loss) on:
    Securities transactions
      including options............    (5,138,263)   11,237,274   (1,415,600)
    Foreign currency
      transactions.................            --            --            3
                                     ------------  ------------  -----------
    Net realized gain (loss).......    (5,138,263)   11,237,274   (1,415,597)
                                     ------------  ------------  -----------
  Net change in unrealized gain
    (loss) of:
    Securities including options...   (13,141,970)  (24,937,061)     (53,552)
                                     ------------  ------------  -----------
    Net unrealized gain (loss).....   (13,141,970)  (24,937,061)     (53,552)
                                     ------------  ------------  -----------
Net realized and unrealized gain
  (loss)...........................   (18,280,233)  (13,699,787)  (1,469,149)
                                     ------------  ------------  -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $(17,113,742) $(12,473,011) $(1,196,801)
                                     ============  ============  ===========

------------

(1) Effective March 22, 2002, Small Capitalization Value Portfolio changed its name to Small Cap Equity Portfolio.

                       See Notes to Financial Statements.
                                 ----- 19 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                    STATEMENTS OF OPERATIONS -- (CONCLUDED)
                      FOR THE YEAR ENDED OCTOBER 31, 2002

                                                                       SMALL
                                                    INSTITUTIONAL  CAPITALIZATION
                                     INTERNATIONAL  INTERNATIONAL      GROWTH
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     -------------  -------------  --------------
Investment income:
  Dividends(1).....................  $ 29,969,440   $  7,355,004    $     17,313
  Interest.........................       308,138        113,911          38,833
  Income from security lending.....       668,613        158,780         155,695
                                     -------------  ------------    ------------
    Total investment income........    30,946,191      7,627,695         211,841
                                     -------------  ------------    ------------
Expenses:
  Investment advisory fee..........            --      2,223,296         862,359
  Administration & custody fee.....       847,949        208,082          82,549
  Professional fees................       110,258         23,236          10,554
  Shareholder report expense.......        28,972         16,026           3,286
  Shareholder servicing fees.......       604,690             --         253,635
  Directors' fees and expenses.....        34,506          8,294           2,892
  Registration and filing fees.....        32,493         28,832          29,487
  Other expenses...................        30,234          6,517           2,833
                                     -------------  ------------    ------------
    Total expenses.................     1,689,102      2,514,283       1,247,595
                                     -------------  ------------    ------------
  Net investment income (loss).....    29,257,089      5,113,412      (1,035,754)
                                     -------------  ------------    ------------
Realized and unrealized gain
  (loss):
  Net realized gain (loss) on:
    Securities transactions........  (123,851,725)   (27,819,740)    (30,396,264)
    Foreign currency
      transactions.................    (2,000,254)      (550,921)             --
                                     -------------  ------------    ------------
    Net realized gain (loss).......  (125,851,979)   (28,370,661)    (30,396,264)
                                     -------------  ------------    ------------
  Net change in unrealized gain
    (loss) of:
    Securities.....................    13,050,139     (2,444,573)      9,008,587
    Foreign currency translation...        62,232         11,148              --
                                     -------------  ------------    ------------
    Net unrealized gain (loss).....    13,112,371     (2,433,425)      9,008,587
                                     -------------  ------------    ------------
Net realized and unrealized gain
  (loss)...........................  (112,739,608)   (30,804,086)    (21,387,677)
                                     -------------  ------------    ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $(83,482,519)  $(25,690,674)   $(22,423,431)
                                     =============  ============    ============

------------

(1) The International Portfolio and Institutional International Portfolio had foreign dividend withholding taxes of $3,891,589 and $964,672, respectively.

                       See Notes to Financial Statements.
                                 ----- 20 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED OCTOBER 31, 2002

                                                       TAX-          CORE
                                      GOVERNMENT      EXEMPT        FIXED
                                         CASH          CASH         INCOME
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income..............  $ 9,172,339   $  7,147,215  $  9,225,485
Net realized gain (loss) on:
  Securities transactions..........       (4,195)           243     2,090,356
Net change in unrealized gain
  (loss) of:
  Securities.......................           --             --      (468,275)
                                     ------------  ------------  ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................    9,168,144      7,147,458    10,847,566
Distributions to shareholders from:
  Net investment income............   (9,172,339)    (7,147,215)   (9,014,860)
Net increase (decrease) in net
  assets from capital shares
  transactions.....................  111,528,992     65,188,299     7,653,934
                                     ------------  ------------  ------------
Net increase (decrease) in net
  assets...........................  111,524,797     65,188,542     9,486,640
NET ASSETS:
Beginning of year..................  421,508,907    541,880,950   178,811,484
                                     ------------  ------------  ------------
End of year........................  $533,033,704  $607,069,492  $188,298,124
                                     ============  ============  ============
  Undistributed net investment
    income included in net assets
    at end of year.................  $    73,114   $       (266) $    777,896

--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED OCTOBER 31, 2001

                                                       TAX-          CORE
                                      GOVERNMENT      EXEMPT        FIXED
                                         CASH          CASH         INCOME
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income..............  $22,664,310   $ 15,278,158  $ 10,543,037
Net realized gain (loss) on:
  Securities transactions..........       36,001       (128,382)    1,307,399
Net change in unrealized gain
  (loss) of:
  Securities.......................           --             --    12,226,991
                                     ------------  ------------  ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................   22,700,311     15,149,776    24,077,427
Distributions to shareholders from:
  Net investment income............  (22,662,838)   (15,278,424)  (10,935,382)
Net increase (decrease) in net
  assets from capital share
  transactions.....................    7,729,666    104,875,434    (8,422,604)
                                     ------------  ------------  ------------
Net increase (decrease) in net
  assets...........................    7,767,139    104,746,786     4,719,441
NET ASSETS:
Beginning of year..................  413,741,768    437,134,164   174,092,043
                                     ------------  ------------  ------------
End of year........................  $421,508,907  $541,880,950  $178,811,484
                                     ============  ============  ============
  Undistributed net investment
    income included in net assets
    at end of year.................  $    72,874   $       (266) $    743,904

                       See Notes to Financial Statements.
                                 ----- 21 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                      FOR THE YEAR ENDED OCTOBER 31, 2002

                                      STRATEGIC     SMALL CAP     LARGE CAP
                                        EQUITY        EQUITY        VALUE
                                      PORTFOLIO    PORTFOLIO(1)   PORTFOLIO
                                     ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income..............  $  1,166,491  $  1,226,776  $   272,348
Net realized gain (loss) on:
  Securities transactions including
    options........................    (5,138,263)   11,237,274   (1,415,600)
  Foreign currency transactions....            --            --            3
Net change in unrealized gain
  (loss) of:
  Securities including options.....   (13,141,970)  (24,937,061)     (53,552)
                                     ------------  ------------  -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................   (17,113,742)  (12,473,011)  (1,196,801)
Distributions to shareholders from:
  Net investment income:
    Advisor Class..................    (1,174,075)     (956,166)    (243,510)
    Institutional Class............            --      (211,910)          --
  Net realized gain on investments:
    Advisor Class..................            --   (10,090,326)          --
    Institutional Class............            --    (1,497,797)          --
Net increase (decrease) in net
  assets from capital shares
  transactions.....................   (15,464,622)    7,081,683    2,763,870
                                     ------------  ------------  -----------
Net increase (decrease) in net
  assets...........................   (33,752,439)  (18,147,527)   1,323,559
NET ASSETS:
Beginning of year..................   123,803,151   247,055,246   14,002,010
                                     ------------  ------------  -----------
End of year........................  $ 90,050,712  $228,907,719  $15,325,569
                                     ============  ============  ===========
  Undistributed net investment
    income included in net assets
    at end of year.................  $     56,838  $    756,604  $    23,303

--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED OCTOBER 31, 2001

                                      STRATEGIC     SMALL CAP     LARGE CAP
                                        EQUITY        EQUITY        VALUE
                                      PORTFOLIO    PORTFOLIO(1)   PORTFOLIO
                                     ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income..............  $  1,589,035  $  3,320,141  $   227,150
Net realized gain (loss) on:
  Securities transactions including
    options........................    (2,463,261)   26,295,893    1,427,131
Net change in unrealized gain
  (loss) of:
  Securities including options.....   (38,061,456)  (19,904,095)  (3,702,620)
                                     ------------  ------------  -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................   (38,935,682)    9,711,939   (2,048,339)
Distributions to shareholders from:
  Net investment income:
    Advisor Class..................    (1,906,610)   (2,964,830)    (237,838)
    Institutional Class............            --      (366,495)          --
  Net realized gain on investments:
    Advisor Class..................            --   (23,905,659)  (1,424,605)
    Institutional Class............            --    (3,341,844)          --
  Tax Return of capital
    Advisor Class..................            --    (1,093,601)          --
    Institutional Class............            --      (163,412)          --
Net increase (decrease) in net
  assets from capital share
  transactions.....................    (3,918,919)     (569,115)  (3,537,890)
                                     ------------  ------------  -----------
Net increase (decrease) in net
  assets...........................   (44,761,211)  (22,693,017)  (7,248,672)
NET ASSETS:
Beginning of year..................   168,564,362   269,748,263   21,250,682
                                     ------------  ------------  -----------
End of year........................  $123,803,151  $247,055,246  $14,002,010
                                     ============  ============  ===========
  Undistributed net investment
    income included in net assets
    at end of year.................  $     64,419  $     80,214  $        --

------------

(1) Effective March 22, 2002, Small Capitalization Value Portfolio changed its name to Small Cap Equity Portfolio.

                       See Notes to Financial Statements.
                                 ----- 22 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                      FOR THE YEAR ENDED OCTOBER 31, 2002

                                                                        SMALL
                                                     INSTITUTIONAL  CAPITALIZATION
                                     INTERNATIONAL   INTERNATIONAL      GROWTH
                                       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                     --------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss).......  $   29,257,089  $  5,113,412    $ (1,035,754)
Net realized gain (loss) on:
  Securities transactions..........    (123,851,725)  (27,819,740)    (30,396,264)
  Foreign currency transactions....      (2,000,254)     (550,921)             --
Net change in unrealized gain
  (loss) of:
  Securities.......................      13,050,139    (2,444,573)      9,008,587
  Foreign currency translation.....          62,232        11,148              --
                                     --------------  ------------    ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................     (83,482,519)  (25,690,674)    (22,423,431)
Distributions to shareholders from:
  Net investment income............     (21,873,119)   (3,124,878)             --
Net increase (decrease) in net
  assets from capital shares
  transactions.....................    (130,445,069)   17,452,790      (4,506,107)
                                     --------------  ------------    ------------
Net increase (decrease) in net
  assets...........................    (235,800,707)  (11,362,762)    (26,929,538)
NET ASSETS:
Beginning of year..................   1,219,137,920   275,132,171     105,051,927
                                     --------------  ------------    ------------
End of year........................  $  983,337,213  $263,769,409    $ 78,122,389
                                     ==============  ============    ============
  Undistributed net investment
    income included in net assets
    at end of year.................  $    4,111,190  $  1,029,535    $     (4,256)

--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED OCTOBER 31, 2001

                                                                        SMALL
                                                     INSTITUTIONAL  CAPITALIZATION
                                     INTERNATIONAL   INTERNATIONAL      GROWTH
                                       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                     --------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss).......  $   33,125,296  $  4,956,253    $ (1,128,903)
Net realized gain (loss) on:
  Securities transactions..........      (3,433,823)  (16,364,764)    (44,863,330)
  Foreign currency transactions....      (2,893,913)   (1,934,656)             --
Net change in unrealized gain
  (loss) of:
  Securities.......................    (273,515,543)  (50,692,999)    (40,668,687)
  Foreign currency translation.....          94,549        (6,755)             --
                                     --------------  ------------    ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................    (246,623,434)  (64,042,921)    (86,660,920)
Distributions to shareholders from:
  Net investment income............     (32,530,456)   (4,828,503)             --
  Tax Return of capital............              --    (1,398,828)             --
Net increase (decrease) in net
  assets from capital share
  transactions.....................      12,203,964   174,059,226       8,865,510
                                     --------------  ------------    ------------
Net increase (decrease) in net
  assets...........................    (266,949,926)  103,788,974     (77,795,410)
NET ASSETS:
Beginning of year..................   1,486,087,846   171,343,197     182,847,337
                                     --------------  ------------    ------------
End of year........................  $1,219,137,920  $275,132,171    $105,051,927
                                     ==============  ============    ============
  Undistributed net investment
    income included in net assets
    at end of year.................  $   (1,272,527) $   (408,078)   $     (6,212)

                       See Notes to Financial Statements.
                                 ----- 23 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                      GOVERNMENT CASH PORTFOLIO
                           ------------------------------------------------
                                   FOR THE YEARS ENDED OCTOBER 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                           --------  --------  --------  --------  --------

Net asset value,
  beginning
  of year................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------  --------  --------  --------  --------
Income from investment
  operations:
Net investment income....     0.019     0.048     0.060     0.049     0.051
Distributions to
  shareholders from net
  investment income......    (0.019)   (0.048)   (0.060)   (0.049)   (0.051)
                           --------  --------  --------  --------  --------

Net asset value, end of
  year...................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========  ========  ========  ========  ========

Total return.............      1.95%     4.86%     6.15%     5.00%     5.63%
                           ========  ========  ========  ========  ========
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of year
  (in 000's).............  $533,034  $421,509  $413,742  $405,907  $430,165
Ratio of operating
  expenses to average net
  assets.................      0.13%     0.11%     0.11%     0.11%     0.11%
Ratio of net investment
  income to average net
  assets.................      1.91%     4.86%     5.96%     4.87%     5.41%

                       See Notes to Financial Statements.
                                 ----- 24 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                      TAX-EXEMPT CASH PORTFOLIO
                           ------------------------------------------------
                                   FOR THE YEARS ENDED OCTOBER 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                           --------  --------  --------  --------  --------

Net asset value,
  beginning of year......  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------  --------  --------  --------  --------
Income from investment
  operations:
Net investment income....     0.012     0.029     0.038     0.030     0.034
Distributions to
  shareholders from net
  investment income......    (0.012)   (0.029)   (0.038)   (0.030)   (0.034)
                           --------  --------  --------  --------  --------

Net asset value, end
  of year................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========  ========  ========  ========  ========

Total return.............      1.25%     2.95%     3.88%     3.02%     3.41%
                           ========  ========  ========  ========  ========
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of year
  (in 000's).............  $607,069  $541,881  $437,134  $350,032  $375,924
Ratio of operating
  expenses to average net
  assets.................      0.14%     0.11%     0.12%     0.12%     0.13%
Ratio of net investment
  income to average net
  assets.................      1.24%     2.88%     3.82%     2.97%     3.37%

                       See Notes to Financial Statements.
                                 ----- 25 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                     CORE FIXED INCOME PORTFOLIO
                           ------------------------------------------------
                                   FOR THE YEARS ENDED OCTOBER 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                           --------  --------  --------  --------  --------

Net asset value,
  beginning
  of year................  $  10.88  $  10.08  $  10.16  $  10.70  $  10.46
                           --------  --------  --------  --------  --------
Income from investment
  operations:
Net investment income....      0.54      0.65      0.69      0.63      0.64
Net realized and
  unrealized
  gain (loss) on
  investments............      0.10      0.82     (0.09)    (0.54)     0.24
                           --------  --------  --------  --------  --------

Total from investment
  operations.............      0.64      1.47      0.60      0.09      0.88
                           --------  --------  --------  --------  --------
Less Distributions from:
Net investment income....     (0.54)    (0.67)    (0.68)    (0.63)    (0.64)
                           --------  --------  --------  --------  --------

Total distributions......     (0.54)    (0.67)    (0.68)    (0.63)    (0.64)
                           --------  --------  --------  --------  --------

Net asset value, end
  of year................  $  10.98  $  10.88  $  10.08  $  10.16  $  10.70
                           ========  ========  ========  ========  ========

Total return.............      6.18%    15.09%     6.19%     0.91%     9.32%
                           ========  ========  ========  ========  ========
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of year
  (in 000's).............  $188,298  $178,811  $174,092  $230,684  $258,986
Ratio of operating
  expenses to
  average net
  assets(1)..............      0.14%     0.11%     0.14%     0.12%     0.11%
Ratio of gross expenses
  to
  average net assets.....      0.24%     0.63%     1.02%     0.55%     0.99%
Ratio of net investment
  income
  to average net
  assets.................      5.19%     6.19%     8.56%     6.08%     6.58%
Portfolio turnover
  rate...................       191%      138%      234%      191%       93%

------------

(1)  Calculation does not include interest expense.

                       See Notes to Financial Statements.
                                 ----- 26 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                     STRATEGIC EQUITY PORTFOLIO
                           -----------------------------------------------
                                   FOR THE YEARS ENDED OCTOBER 31,
                           -----------------------------------------------
                            2002      2001      2000      1999      1998
                           -------  --------  --------  --------  --------

Net asset value,
  beginning
  of year................  $ 16.06  $  21.19  $  22.70  $  20.69  $  20.11
                           -------  --------  --------  --------  --------
Income from investment
  operations:
Net investment income....     0.16      0.20      0.25      0.28      0.37
Net realized and
  unrealized gain (loss)
  on investments.........    (2.59)    (5.09)     1.57      4.51      1.02
                           -------  --------  --------  --------  --------

Total from investment
  operations.............    (2.43)    (4.89)     1.82      4.79      1.39
                           -------  --------  --------  --------  --------
Less Distributions from:
Net investment income....    (0.16)    (0.24)    (0.25)    (0.28)    (0.36)
Net realized capital
  gains..................       --        --     (3.08)    (2.50)    (0.45)
                           -------  --------  --------  --------  --------

Total distributions......    (0.16)    (0.24)    (3.33)    (2.78)    (0.81)
                           -------  --------  --------  --------  --------

Net asset value, end of
  year...................  $ 13.47  $  16.06  $  21.19  $  22.70  $  20.69
                           =======  ========  ========  ========  ========

Total return.............   (15.20)%   (23.18)%     8.49%    23.88%     7.00%
                           =======  ========  ========  ========  ========
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of year
  (in 000's).............  $90,051  $123,803  $168,564  $148,784  $152,601
Ratio of operating
  expenses to average net
  assets.................     0.14%     0.12%     0.14%     0.12%     0.12%
Ratio of net investment
  income to average net
  assets.................     1.04%     1.09%     1.00%     1.17%     1.71%
Portfolio turnover
  rate...................       36%       41%       47%       40%       52%

                       See Notes to Financial Statements.
                                 ----- 27 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                             SMALL CAP EQUITY PORTFOLIO ADVISOR SHARES(2)
                           ------------------------------------------------
                                   FOR THE YEARS ENDED OCTOBER 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                           --------  --------  --------  --------  --------

Net asset value,
  beginning
  of year................  $  15.57  $  17.04  $  15.04  $  15.28  $  19.06
                           --------  --------  --------  --------  --------
Income from investment
  operations:
Net investment income....      0.07      0.23      0.11      0.20      0.19
Net realized and
  unrealized
  gain (loss) on
  investments............     (0.90)     0.45      3.07     (0.25)    (3.66)
                           --------  --------  --------  --------  --------

Total from investment
  operations.............     (0.83)     0.68      3.18     (0.05)    (3.47)
                           --------  --------  --------  --------  --------
Less Distributions from:
Net investment income....     (0.07)    (0.24)    (0.11)    (0.19)    (0.19)
Net realized capital
  gains..................     (0.74)    (1.83)    (1.07)       --     (0.12)
Tax Return of capital....        --     (0.08)       --        --        --
                           --------  --------  --------  --------  --------

Total distributions......     (0.81)    (2.15)    (1.18)    (0.19)    (0.31)
                           --------  --------  --------  --------  --------

Net asset value, end
  of year................  $  13.93  $  15.57  $  17.04  $  15.04  $  15.28
                           ========  ========  ========  ========  ========

Total return.............     (5.32)%     3.84%    21.43%    (0.32)%   (18.35)%
                           ========  ========  ========  ========  ========
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of year
  (in 000's).............  $199,264  $216,638  $242,395  $253,357  $307,596
Ratio of operating
  expenses to
  average net assets.....      0.90%     0.87%     0.90%     0.88%     0.76%
Ratio of net investment
  income
  to average net
  assets.................      0.44%     1.28%     0.62%     1.27%     1.07%
Portfolio turnover
  rate(1)................        67%       65%       67%       77%       42%

------------

(1)  Portfolio turnover is calculated at the fund level.
(2) Effective March 22, 2002, the Small Capitalization Value Portfolio changed its name to Small Cap Equity Portfolio.

                       See Notes to Financial Statements.
                                 ----- 28 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                             SMALL CAP EQUITY PORTFOLIO INSTITUTIONAL SHARES(5)
                           ------------------------------------------------------
                                                                 FOR THE PERIOD
                            FOR THE YEARS ENDED OCTOBER 31,    JANUARY 2, 1998(1)
                           ----------------------------------       THROUGH
                            2002     2001     2000     1999     OCTOBER 31, 1998
                           -------  -------  -------  -------  ------------------

Net asset value,
  beginning
  of period..............  $ 15.60  $ 17.01  $ 15.01  $ 15.29        $ 19.33
                           -------  -------  -------  -------        -------
Income from investment
  operations:
Net investment income....     0.11     0.26     0.14     0.23           0.15
Net realized and
  unrealized
  gain (loss) on
  investments............    (0.90)    0.46     3.06    (0.24)         (3.94)
                           -------  -------  -------  -------        -------

Total from investment
  operations.............    (0.79)    0.72     3.20    (0.01)         (3.79)
                           -------  -------  -------  -------        -------
Less Distributions from:
Net investment income....    (0.11)   (0.22)   (0.13)   (0.27)         (0.13)
Net realized capital
  gains..................    (0.74)   (1.83)   (1.07)      --          (0.12)
Tax Return of capital....       --    (0.08)      --       --             --
                           -------  -------  -------  -------        -------

 Total distributions.....    (0.85)   (2.13)   (1.20)   (0.27)         (0.25)

Net asset value, end
  of period..............  $ 13.96  $ 15.60  $ 17.01  $ 15.01        $ 15.29
                           =======  =======  =======  =======        =======

Total return(2)..........    (5.10)%    4.08%   21.65%   (0.10)%        (19.69)%
                           =======  =======  =======  =======        =======
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............  $29,644  $30,417  $27,353  $28,455        $31,794
Ratio of operating
  expenses to
  average net assets.....     0.70%    0.66%    0.70%    0.68%          0.69%(3)
Ratio of net investment
  income to average net
  assets.................     0.64%    1.44%    0.82%    1.47%          1.07%(3)
Portfolio turnover
  rate(4)................       67%      65%      67%      77%            42%

------------

(1)  Commencement of operations.
(2)  Total return represents aggregate total return for the period indicated.
(3)  Annualized.
(4)  Portfolio turnover is calculated at the fund level.
(5) Effective March 22, 2002, the Small Capitalization Value Portfolio changed its name to Small Cap Equity Portfolio.

                       See Notes to Financial Statements.
                                 ----- 29 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                    LARGE CAP VALUE PORTFOLIO
                           -------------------------------------------
                                 FOR THE YEARS ENDED OCTOBER 31,
                           -------------------------------------------
                            2002     2001     2000     1999     1998
                           -------  -------  -------  -------  -------

Net asset value,
  beginning
  of year................  $  8.56  $ 11.03  $ 11.24  $ 11.77  $ 13.29
                           -------  -------  -------  -------  -------
Income from investment
  operations:
Net investment income....     0.14     0.17     0.18     0.18     0.24
Net realized and
  unrealized
  gain (loss) on
  investments............    (0.79)   (1.49)   (0.15)    2.00     0.35
                           -------  -------  -------  -------  -------

Total from investment
  operations.............    (0.65)   (1.32)    0.03     2.18     0.59
                           -------  -------  -------  -------  -------
Less Distributions from:
Net investment income....    (0.13)   (0.18)   (0.16)   (0.19)   (0.25)
Net realized capital
  gains..................       --    (0.97)   (0.08)   (2.52)   (1.86)
                           -------  -------  -------  -------  -------

Total distributions......    (0.13)   (1.15)   (0.24)   (2.71)   (2.11)
                           -------  -------  -------  -------  -------

Net asset value, end
  of year................  $  7.78  $  8.56  $ 11.03  $ 11.24  $ 11.77
                           =======  =======  =======  =======  =======

Total return.............    (7.64)%  (12.31)%    0.30%   19.59%    4.77%
                           =======  =======  =======  =======  =======
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of year
  (in 000's).............  $15,326  $14,002  $21,251  $59,178  $66,620
Ratio of operating
  expenses to
  average net assets.....     0.17%    0.21%    0.23%    0.13%    0.12%
Ratio of net investment
  income
  to average net
  assets.................     1.75%    1.51%    1.50%    1.28%    1.74%
Portfolio turnover
  rate...................       96%     174%     108%     105%     132%

                       See Notes to Financial Statements.
                                 ----- 30 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                           INTERNATIONAL PORTFOLIO
                           --------------------------------------------------------
                                       FOR THE YEARS ENDED OCTOBER 31,
                           --------------------------------------------------------
                             2002       2001        2000        1999        1998
                           --------  ----------  ----------  ----------  ----------

Net asset value,
  beginning
  of year................  $  12.89  $    15.79  $    17.87  $    15.66  $    15.11
                           --------  ----------  ----------  ----------  ----------
Income from investment
  operations:
Net investment income....      0.33        0.35        0.45        0.48        0.37
Net realized and
  unrealized
  gain (loss) on
  investments............     (1.31)      (2.91)      (1.09)       3.33        0.74
                           --------  ----------  ----------  ----------  ----------

Total from investment
  operations.............     (0.98)      (2.56)      (0.64)       3.81        1.11
                           --------  ----------  ----------  ----------  ----------
Less Distributions from:
Net investment income....     (0.24)      (0.34)      (0.33)      (0.57)      (0.40)
Net realized capital
  gains..................        --          --       (1.11)      (1.03)      (0.16)
                           --------  ----------  ----------  ----------  ----------

Total distributions......     (0.24)      (0.34)      (1.44)      (1.60)      (0.56)
                           --------  ----------  ----------  ----------  ----------

Net asset value, end
  of year................  $  11.67  $    12.89  $    15.79  $    17.87  $    15.66
                           ========  ==========  ==========  ==========  ==========

Total return.............     (7.82)%     (16.34)%      (3.70)%      24.65%       7.44%
                           ========  ==========  ==========  ==========  ==========
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of year
  (in 000's).............  $983,337  $1,219,138  $1,486,088  $1,500,559  $1,135,192
Ratio of operating
  expenses to
  average net assets.....      0.14%       0.11%       0.11%       0.11%       0.13%
Ratio of net investment
  income to average net
  assets.................      2.42%       2.34%       2.30%       2.52%       2.32%
Portfolio turnover
  rate...................        33%         40%         36%         20%         19%

                       See Notes to Financial Statements.
                                 ----- 31 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                INSTITUTIONAL INTERNATIONAL PORTFOLIO
                           -----------------------------------------------
                                   FOR THE YEARS ENDED OCTOBER 31,
                           -----------------------------------------------
                             2002      2001      2000      1999     1998
                           --------  --------  --------  --------  -------

Net asset value,
  beginning
  of year................  $  12.25  $  15.10  $  17.82  $  15.53  $ 14.89
                           --------  --------  --------  --------  -------
Income from investment
  operations:
Net investment income....      0.19      0.23      0.33      0.39     0.26
Net realized and
  unrealized
  gain (loss) on
  investments............     (1.28)    (2.86)    (1.37)     3.15     0.81
                           --------  --------  --------  --------  -------

Total from investment
  operations.............     (1.09)    (2.63)    (1.04)     3.54     1.07
                           --------  --------  --------  --------  -------
Less Distributions from:
Net investment income....     (0.13)    (0.16)    (0.24)    (0.40)   (0.28)
Net realized capital
  gains..................        --        --     (1.44)    (0.85)   (0.15)
Tax Return of capital....        --     (0.06)       --        --       --
                           --------  --------  --------  --------  -------

Total distributions......     (0.13)    (0.22)    (1.68)    (1.25)   (0.43)
                           --------  --------  --------  --------  -------

Net asset value, end
  of year................  $  11.03  $  12.25  $  15.10  $  17.82  $ 15.53
                           ========  ========  ========  ========  =======

Total return.............     (9.02)%   (17.45)%    (5.87)%    22.98%    7.26%
                           ========  ========  ========  ========  =======
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of year
  (in 000's).............  $263,769  $275,132  $171,343  $175,951  $98,727
Ratio of operating
  expenses to
  average net assets.....      0.85%     0.83%     0.84%     0.86%    0.87%
Ratio of net investment
  income
  to average net
  assets.................      1.72%     1.71%     1.65%     1.83%    1.58%
Portfolio turnover
  rate...................        37%       53%       74%       20%      19%

                       See Notes to Financial Statements.
                                 ----- 32 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        SMALL CAPITALIZATION GROWTH PORTFOLIO
                                     -------------------------------------------
                                       FOR THE YEARS         FOR THE PERIOD
                                     ENDED OCTOBER 31,    DECEMBER 29, 1999(1)
                                     -----------------          THROUGH
                                      2002      2001        OCTOBER 31, 2000
                                     -------  --------  ------------------------

Net asset value, beginning
  of period........................  $  5.04  $   9.22          $  10.00
                                     -------  --------          --------
Income from investment
  operations:
Net investment loss................       --        --             (0.03)
Net realized and unrealized
  loss on investments..............    (1.11)    (4.18)            (0.75)
                                     -------  --------          --------

Total from investment
  operations.......................    (1.11)    (4.18)            (0.78)
                                     -------  --------          --------

Net asset value, end
  of period........................  $  3.93  $   5.04          $   9.22
                                     =======  ========          ========

Total return(2)....................   (22.02)%   (45.34)%            (7.80)%
                                     =======  ========          ========
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
  (in 000's).......................  $78,122  $105,052          $182,847
Ratio of operating expenses to
  average net assets...............     1.23%     1.17%             1.23%(3)
Ratio of expenses in excess of
  income
  to average net assets............    (1.02)%    (0.83)%            (0.60)%(3)
Portfolio turnover rate............       42%       67%               78%

------------

(1)  Commencement of operations.
(2)  Total return represents aggregate total return for the period indicated.
(3)  Annualized.

                       See Notes to Financial Statements.
                                 ----- 33 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           GOVERNMENT CASH PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2002

    FACE
   AMOUNT                                                                                          VALUE
------------                                                                                    ------------
AGENCY DISCOUNT NOTES{::}(1) -- 2.6%
              FEDERAL FARM CREDIT BANK -- 0.2%
$  1,000,000    2.44% due 11/1/02.............................................................  $  1,000,000
                                                                                                ------------
              FEDERAL HOME LOAN BANK -- 1.1%
   3,020,000    2.00% due 11/25/02............................................................     3,015,974
   2,960,000    2.30% due 5/2/03..............................................................     2,925,581
                                                                                                ------------
                                                                                                   5,941,555
                                                                                                ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.4%
   2,000,000    2.12% due 12/5/02.............................................................     1,995,996
                                                                                                ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.9%
   5,000,000    1.69% due 12/24/02............................................................     4,987,560
                                                                                                ------------
              TOTAL AGENCY DISCOUNT NOTES
                (Cost $13,925,111)............................................................    13,925,111
                                                                                                ------------
AGENCY NOTES -- 40.4%
              US GOVERNMENT AGENCIES & OBLIGATIONS -- 40.4%
              Federal Farm Credit Bank:
   2,000,000    6.25% due 12/2/02.............................................................     2,006,309
   2,000,000    2.30% due 12/3/02.............................................................     2,000,451
   2,000,000    5.875% due 12/9/02............................................................     2,008,523
   8,000,000    4.375% due 5/1/03.............................................................     8,102,115
   2,500,000    4.15% due 9/12/03.............................................................     2,549,482
   1,000,000    4.82% due 10/7/03.............................................................     1,029,254
              Federal Home Loan Bank:
   3,000,000    6.375% due 11/15/02...........................................................     3,004,409
   3,500,000    6.25% due 11/15/02............................................................     3,505,616
   1,555,000    6.375% due 11/15/02...........................................................     1,557,580
   5,000,000    6.26% due 12/16/02............................................................     5,025,937
     575,000    2.45% due 12/17/02............................................................       575,445
  11,000,000    5.125% due 1/13/03............................................................    11,068,210
   3,000,000    5.53% due 1/15/03.............................................................     3,021,748
   1,000,000    5.50% due 1/21/03.............................................................     1,007,242
   1,000,000    5.61% due 1/23/03.............................................................     1,008,257
   1,000,000    2.25% due 1/30/03.............................................................     1,000,572
   2,300,000    5.85% due 2/11/03.............................................................     2,322,384
   1,000,000    7.00% due 2/14/03.............................................................     1,013,362
   2,000,000    2.25% due 2/26/03.............................................................     2,000,035
   5,575,000    5.00% due 2/28/03.............................................................     5,633,695
   5,000,000    5.785% due 4/23/03............................................................     5,094,251
   4,760,000    4.50% due 4/25/03.............................................................     4,822,134
   1,000,000    5.86% due 4/28/03.............................................................     1,020,343
   2,900,000    7.25% due 5/15/03.............................................................     2,982,563
   5,325,000    4.50% due 5/15/03.............................................................     5,403,853
   7,000,000    5.755% due 6/24/03............................................................     7,176,918

                       See Notes to Financial Statements.
                                 ----- 34 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           GOVERNMENT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

    FACE
   AMOUNT                                                                                          VALUE
------------                                                                                    ------------

AGENCY NOTES -- (CONTINUED)
             US GOVERNMENT AGENCIES & OBLIGATIONS -- (CONTINUED)
$  1,100,000    4.50% due 7/7/03..............................................................  $  1,119,916
     980,000    2.00% due 7/10/03.............................................................       981,238
   2,500,000    2.235% due 7/25/03............................................................     2,507,972
   2,000,000    1.75% due 7/29/03.............................................................     2,002,116
   2,000,000    2.06% due 8/12/03.............................................................     2,000,000
   2,000,000    2.15% due 8/13/03.............................................................     2,000,000
   1,000,000    5.627% due 9/2/03.............................................................     1,031,468
   1,000,000    5.19% due 10/20/03............................................................     1,032,912
   2,000,000    1.90% due 10/27/03............................................................     2,000,000
              Federal Home Loan Mortgage Corporation:
   1,935,000    5.30% due 2/5/03..............................................................     1,952,679
  14,485,000    7.00% due 2/15/03.............................................................    14,690,807
   1,150,000    4.75% due 3/15/03.............................................................     1,162,188
   9,182,000    7.375% due 5/15/03............................................................     9,447,812
   4,949,000    4.50% due 6/15/03.............................................................     5,030,085
   1,000,000    5.75% due 7/15/03.............................................................     1,027,738
   7,411,000    3.50% due 9/15/03.............................................................     7,516,291
   5,000,000    2.00% due 11/24/03............................................................     5,000,000
              Federal National Mortgage Association:
   2,000,000    5.89% due 11/6/02.............................................................     2,001,033
   2,500,000    7.05% due 11/12/02............................................................     2,503,716
  11,400,000    6.25% due 11/15/02............................................................    11,418,003
  14,430,000    5.25% due 1/15/03.............................................................    14,520,900
  15,515,000    5.00% due 2/14/03.............................................................    15,655,793
  13,574,000    5.75% due 4/15/03.............................................................    13,802,219
   1,000,000    6.07% due 4/24/03.............................................................     1,019,101
   1,000,000    6.10% due 4/28/03.............................................................     1,021,182
   2,500,000    4.625% due 5/15/03............................................................     2,538,866
   1,500,000    5.91% due 8/25/03.............................................................     1,549,947
              Student Loan Marketing Association:
   3,000,000    2.25% due 1/3/03..............................................................     3,001,890
                                                                                                ------------
              TOTAL AGENCY NOTES
                (Cost $215,476,560)...........................................................   215,476,560
                                                                                                ------------
FLOATING RATE BONDS -- 8.4%
              Student Loan Marketing Association:
   7,000,000    1.608% due 11/21/02...........................................................     7,000,000
   7,000,000    1.628% due 12/19/02...........................................................     7,000,000
   7,000,000    1.608% due 1/16/03............................................................     7,000,000
   7,000,000    1.608% due 2/20/03............................................................     7,000,000
   7,000,000    1.608% due 3/20/03............................................................     7,000,000
   9,500,000    1.668% due 4/17/03............................................................     9,500,000
                                                                                                ------------
              TOTAL FLOATING RATE BONDS
                (Cost $44,500,000)............................................................    44,500,000
                                                                                                ------------

                       See Notes to Financial Statements.
                                 ----- 35 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           GOVERNMENT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                                OCTOBER 31, 2002

    FACE
   AMOUNT                                                                                          VALUE
------------                                                                                    ------------

REPURCHASE AGREEMENTS -- 48.1%
$120,000,000  With Bear Stearns, Inc., dated 10/31/02, 1.91%, principal and interest in the amount of $120,006,367, due 11/01/02, (collateralized by FHR 2475 FL with a par value of $25,890,000, coupon rate of 2.80%, due 02/15/32, market value of
                $25,442,868 and FHR 2475 FB with a par value of $100,000,000, coupon rate of
                2.80%, due 02/15/32, market value of $98,272,954).............................  $120,000,000
  20,000,000  With Merrill Lynch, Inc., dated 10/31/02, 1.88%, principal and interest in the amount of $20,001,044, due 11/01/02, (collateralized by FNR 2002-30 FB with a par value of $22,709,000, coupon rate of 2.83%, due 08/25/31, market value of
                $20,408,620)..................................................................    20,000,000
  20,000,000  With Paine Webber, Inc., dated 10/31/02, 1.89%, principal and interest in the amount of $20,001,050, due 11/01/02, (collateralized by FN 648176 with a par value of $22,214,000, coupon rate of 7.00%, due 06/01/32, market value of
                $20,389,894)..................................................................    20,000,000
  96,491,352  With Prudential Securities, Inc., dated 10/31/02, 1.90%, principal and interest in the amount of $96,496,445, due 11/01/02, (collateralized by FNR 2002-58 YA,
                FHR 2138 AB, FN 545605 and FNR 2002-4 BA with a total par value of
                $131,978,000, coupon rates ranging from 6.00% to 7.00%, due dates ranging from
                09/25/15 to 05/01/32, total market value of $98,507,398)......................    96,491,352
                                                                                                ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $256,491,352)...........................................................   256,491,352
                                                                                                ------------

TOTAL INVESTMENTS
  (Cost $530,393,023)(2)........................................................     99.5% $530,393,023
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      0.5     2,640,681
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $533,033,704
                                                                                  =======  ============

------------

{::} Percentages indicated are based on net assets.
(1)  Rate represents annualized discount yield at date of purchase.
(2)  Aggregate cost for federal tax purposes.
Abbreviations:
FHR -- Federal Home Loan Mortgage Corporation REMIC
FN -- Federal National Mortgage Association
FNR -- Federal National Mortgage Association REMIC

                       See Notes to Financial Statements.
                                 ----- 36 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------
VARIABLE/FLOATING RATE NOTES{::}(1) -- 94.3%
             DAILY VARIABLE/FLOATING RATE NOTES -- 50.1%
$ 1,000,000  Angelina & Neches River Authority, Texas, Industrial Development Corp., Solid
               Waste Disposal Revenue, DATES, Series D, (LOC: Bank of America),
               2.00% due 5/1/14..............................................................  $  1,000,000
  1,000,000  Beltrami County, Minnesota, Environmental Control Revenue Refunding, Northwood
               Panelboard Project, (LOC: Toronto-Dominion Bank),
               1.95% due 12/1/21.............................................................     1,000,000
  2,900,000  Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische
               Landesbank),
               1.89% due 6/15/21.............................................................     2,900,000
  7,100,000  Connecticut State Health & Educational Facilities Authority, Edgehill Project,
               Series C, (LOC: KBC Bank N.V.),
               1.65% due 7/1/27..............................................................     7,100,000
  2,100,000  Connecticut State Health & Educational Facilities Authority, Yale University
               Project, Series T-1,
               1.90% due 7/1/29..............................................................     2,100,000
  6,235,000  Dade County, Florida, Industrial Development Authority, Pollution Control
               Revenue Refunding, Florida Power & Light Co. Project,
               2.10% due 4/1/20..............................................................     6,235,000
 13,200,000  Delaware County, Pennsylvania, Industrial Development Authority, Airport
               Facilities Revenue, United Parcel Service Project, DATES,
               1.89% due 12/1/15.............................................................    13,200,000
  1,100,000  District of Columbia, General Fund Recovery, Series B-3, (LOC: BankAmerica),
               2.15% due 6/1/03..............................................................     1,100,000
  7,600,000  East Baton Rouge Parish, Louisiana, Revenue Refunding, Exxon Corp. Project,
               1.95% due 11/1/19.............................................................     7,600,000
             Gulf Coast, Texas, Waste Disposal Authority, Revenue Refunding, Exxon Corp.
               Project:
  1,000,000    1.95% due 6/1/20..............................................................     1,000,000
  9,000,000    1.89% due 10/1/24.............................................................     9,000,000
  8,500,000  Hapeville, Georgia, Development Authority, Industrial Development Revenue,
               Hapeville Hotel Limited Project, (LOC: Bank of America),
               1.95% due 11/1/15.............................................................     8,500,000
 18,320,000  Idaho State Health Facility Authority, Revenue, St. Luke's Medical Center
               Project, (FSA Insured),
               1.99% due 7/1/30..............................................................    18,320,000

                       See Notes to Financial Statements.
                                 ----- 37 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 1,400,000  Irvine Ranch, California, Water District, General Obligation, Series A,
               (LOC: Bank of America N.A.),
               1.95% due 5/1/09..............................................................  $  1,400,000
  1,000,000  Jackson County, Mississippi, Port Facility Revenue Refunding, Chevron USA Inc.
               Project,
               2.00% due 6/1/23..............................................................     1,000,000
  5,800,000  Jacksonville, Florida, Pollution Control Revenue Refunding, Florida Power &
               Light Co. Project,
               2.10% due 5/1/29..............................................................     5,800,000
  1,300,000  Joliet, Illinois, Regional Port District, Revenue Refunding, Exxon Corp.
               Project,
               1.89% due 10/1/24.............................................................     1,300,000
  5,050,000  Kansas City, Missouri, Industrial Development Authority, Hospital Revenue,
               Research Health Services Systems, (SPA: Bank of America),
               2.15% due 4/15/15.............................................................     5,050,000
  9,900,000  Kansas State Department of Transportation Highway Revenue, Series B-1,
               1.99% due 9/1/20..............................................................     9,900,000
  2,000,000  Kemmerer, Wyoming, Pollution Control Revenue, DATES, Exxon Corp. Project,
               1.89% due 11/1/14.............................................................     2,000,000
  5,300,000  Lehigh County, Pennsylvania, General Purpose Authority, Lehigh Valley Hospital,
               Series A, (SPA: J.P. Morgan),
               1.99% due 7/1/28..............................................................     5,300,000
  4,380,000  Lincoln County, Wyoming, Pollution Control Revenue, Exxon Corp. Project, Class
               C,
               1.89% due 11/1/14.............................................................     4,380,000
  1,000,000  Lincoln County, Wyoming, Pollution Control Revenue, Exxon Corp. Project, Class
               D,
               1.89% due 11/1/14.............................................................     1,000,000
  3,650,000  Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue,
               Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe
               Generale),
               2.04% due 12/1/25.............................................................     3,650,000
  6,150,000  Louisiana State Public Facilities Authority, Industrial Development, Kenner
               Hotel Ltd. Project, (LOC: Bank of America),
               1.95% due 12/1/15.............................................................     6,150,000
  7,260,000  Massachusetts State Health & Educational Facilities Authority Revenue, Capital
               Assets Program, Series D, (SPA: State Street Bank & Trust Co.),
               1.95% due 1/1/35..............................................................     7,260,000

                       See Notes to Financial Statements.
                                 ----- 38 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 2,300,000  Massachusetts State, Central Artery Project, Series A, (SPA: Landesbank
               Hessen-Thuer.),
               2.00% due 12/1/30.............................................................  $  2,300,000
  7,360,000  Metropolitan Nashville Airport Authority, Special Facility Revenue, American
               Airlines Project, Series A, (LOC: Credit Suisse First Boston),
               2.00% due 10/1/12.............................................................     7,360,000
 12,400,000  Metropolitan Water District of Southern California, Waterworks Revenue,
               Series B-3, (SPA: Westdeutsche Landesbank),
               2.00% due 7/1/35..............................................................    12,400,000
 10,595,000  New Jersey Economic Development Authority, Revenue Refunding, Stolthaven
               Project, Series A (LOC: Citibank),
               1.90% due 1/15/18.............................................................    10,595,000
  1,700,000  New York City, New York, General Obligations, Series B, Subseries B7,
               (SPA: J.P. Morgan),
               2.00% due 8/15/18.............................................................     1,700,000
  1,730,000  New York City, New York, General Obligations, Subseries A-10, (LOC: J.P.
               Morgan),
               1.95% due 8/1/16..............................................................     1,730,000
  3,400,000  New York City, New York, General Obligations, Subseries A-5, (LOC: KBC Bank
               NV),
               2.00% due 8/1/16..............................................................     3,400,000
  3,700,000  New York City, New York, General Obligations, Subseries A-7, (SPA: Bank of Nova
               Scotia), (AMBAC Insured),
               1.95% due 11/1/24.............................................................     3,700,000
  2,850,000  New York City, New York, General Obligations, Subseries B-2, (LOC: J.P.
               Morgan),
               1.95% due 8/15/18.............................................................     2,850,000
             New York City, New York, General Obligations, Subseries E2:
  5,100,000    1.95% due 8/1/20..............................................................     5,100,000
  2,900,000    1.95% due 8/1/21..............................................................     2,900,000
 11,000,000  New York City, New York, Municipal Water Finance Authority, Water & Sewer System
               Revenue, Series C, (SPA: Credit Locale de France),
               1.99% due 6/15/33.............................................................    11,000,000
             New York City, New York, Municipal Water Finance Authority, Water & Sewer System
               Revenue, Series C, (SPA: FGIC):
  2,200,000    2.00% due 6/15/22.............................................................     2,200,000
  4,800,000    2.00% due 6/15/23.............................................................     4,800,000
 12,110,000  New York State Energy Research & Development Authority, New York Electric & Gas
               Project, Series D, (LOC: Bank One Chicago N.A.),
               1.95% due 10/1/29.............................................................    12,110,000

                       See Notes to Financial Statements.
                                 ----- 39 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$10,950,000  New York State Thruway Authority, General Revenue, (SPA: FGIC Insured),
               1.95% due 1/1/24..............................................................  $ 10,950,000
 10,880,000  Newport Beach, California, Hoag Memorial Presbyterian Hospital Revenue,
               (SPA: Bank of America),
               1.98% due 10/1/22.............................................................    10,880,000
  1,700,000  North Carolina State Medical Care Commission, Hospital Revenue, ACES, Pooled
               Financing Projects, Series B, (LOC: Wachovia Bank),
               2.00% due 10/1/13.............................................................     1,700,000
  1,800,000  Orange County, California, Sanitation District, Certificates of Participation,
               Series B, (SPA: Credit Locale de France),
               1.95% due 8/1/30..............................................................     1,800,000
 12,200,000  Orange County, California, Water District, Certificates of Participation,
               Project B, (LOC: Bayerische Landesbank),
               1.95% due 8/15/15.............................................................    12,200,000
 10,200,000  Port of Portland, Oregon, Pollution Control Revenue, Reynolds Metals Project,
               DATES, (LOC: San Paolo Bank),
               1.89% due 12/1/09.............................................................    10,200,000
  5,400,000  Princeton, Indiana, Pollution Control Revenue, Revenue Refunding, PSI Energy
               Inc. Project, (LOC: J.P. Morgan),
               1.95% due 4/1/22..............................................................     5,400,000
  5,250,000  Roanoke, Virginia, Industrial Development Authority, Hospital Revenue, Carilion
               Health System Obligated Group, Series C, (SPA: Wachovia Bank),
               1.90% due 7/1/27..............................................................     5,250,000
  1,250,000  St. Lawrence County, New York, Industrial Development Agency, Industrial
               Development Revenue, Reynolds Metals Project, DATES, (LOC: San Paolo Bank),
               2.00% due 12/1/07.............................................................     1,250,000
  5,700,000  Uinta County, Wyoming, Pollution Control Revenue Refunding, Chevron USA Inc.
               Project,
               1.90% due 8/15/20.............................................................     5,700,000
  4,000,000  Union County, New Jersey, Pollution Control Financing Authority, Revenue
               Refunding, Exxon Corp. Project,
               1.75% due 10/1/24.............................................................     4,000,000
 12,940,000  University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES,
               Series A, (SPA: Landesbank Hessen-Thuer.),
               1.99% due 2/15/31.............................................................    12,940,000
  3,600,000  Valdez, Alaska, Marine Terminal Revenue, Exxon Pipeline Co. Project,
               1.95% due 10/1/25.............................................................     3,600,000

                       See Notes to Financial Statements.
                                 ----- 40 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 1,100,000  Washington State Health Care Facilities Authority, Fred Hutchinson Cancer
               Research Center, Series A, (LOC: J.P. Morgan),
               2.20% due 1/1/18..............................................................  $  1,100,000
                                                                                               ------------
             TOTAL DAILY VARIABLE/FLOATING RATE NOTES
               (Cost $304,360,000)...........................................................   304,360,000
                                                                                               ------------
             WEEKLY VARIABLE/FLOATING RATE NOTES -- 44.0%
  3,400,000  Alabama State Special Care Facilities Financing Authority, Hospital Revenue,
               Birmingham Hospital Project, (SPA: FGIC),
               1.17% due 4/1/15..............................................................     3,400,000
  5,605,000  Bexar County, Texas, Housing Finance Corp., Multi Family Housing Revenue, Aamha
               LLC Project, (Backed by FNMA),
               1.87% due 12/15/25............................................................     5,605,000
  7,770,000  Burke County, Georgia, Development Authority, Pollution Control Revenue,
               Oglethorpe Power Corp., Series A, (SPA: Credit Local de France),
               1.80% due 1/1/19..............................................................     7,770,000
  3,620,000  Charlotte, North Carolina, Airport Revenue Refunding, Series A,
               (SPA: Commerzbank A.G.), (MBIA Insured),
               2.05% due 7/1/16..............................................................     3,620,000
    880,000  Chicago, Illinois, O'Hare International Airport Revenue, General Airport 2nd
               Lien - A, (LOC: Societe Generale),
               1.83% due 1/1/15..............................................................       880,000
  1,000,000  Chicago, Illinois, O'Hare International Airport Revenue, General Airport 2nd
               Lien - B, (LOC: Societe Generale),
               1.83% due 1/1/15..............................................................     1,000,000
  9,400,000  Clark County, Nevada, Airport Revenue, Sub Lien, Series B-2, (LOC: Bayerische
               Landesbank),
               1.80% due 7/1/29..............................................................     9,400,000
  1,355,000  Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue
               Refunding, Huntington Woods Apartments Project, Series A, (SPA: Societe
               Generale),
               1.85% due 1/1/21..............................................................     1,355,000
  1,000,000  Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue
               Refunding, Kimberly Forest Apartments Project, Series B, (SPA: Societe
               Generale),
               1.85% due 1/1/21..............................................................     1,000,000
  1,100,000  Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue
               Refunding, Kings Arms Apartments Project, Series D, (SPA: Societe Generale),
               1.85% due 1/1/21..............................................................     1,100,000

                       See Notes to Financial Statements.
                                 ----- 41 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 2,335,000  Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue
               Refunding, Ten Oaks Apartments Project, Series F, (SPA: Societe Generale),
               1.85% due 1/1/21..............................................................  $  2,335,000
  1,500,000  Colton, California, Redevelopment Agency, Multi Family Revenue, Series A,
               (LOC: Coast Federal Bank & Federal Home Loan Bank),
               1.70% due 5/1/10..............................................................     1,500,000
 10,100,000  Connecticut State Health & Educational Facilities Authority, Yale University
               Project, Series T-2,
               1.70% due 7/1/29..............................................................    10,100,000
  9,200,000  Connecticut State, General Obligations, Series B, (SPA: Bayerische Landesbank),
               1.75% due 5/15/14.............................................................     9,200,000
    880,000  Dade County, Florida, Aviation Revenue, Series A, VRD, (LOC: J.P. Morgan),
               1.80% due 10/1/09.............................................................       880,000
  5,000,000  Dauphin County, Pennsylvania, General Authority, (LOC: Bank of Nova Scotia),
               (AMBAC Insured),
               1.95% due 6/1/26..............................................................     5,000,000
  2,600,000  Dauphin County, Pennsylvania, General Authority, School District Pooled
               Financing Program II, (SPA: Bank of Nova Scotia), (AMBAC Insured),
               1.95% due 9/1/32..............................................................     2,600,000
  1,000,000  Delaware State River & Bay Authority Development Revenue, Series B,
               (SPA: Credit Locale de France),
               1.75% due 1/1/30..............................................................     1,000,000
  1,900,000  Durham, North Carolina, Public Improvement, (SPA: Wachovia Bank),
               1.90% due 2/1/13..............................................................     1,900,000
  6,900,000  Emmaus, Pennsylvania, General Authority, (SPA: Wachovia Bank), (FSA Insured),
               1.86% due 12/1/28.............................................................     6,900,000
    600,000  Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax
               Hospital Project, Series C,
               1.85% due 10/1/25.............................................................       600,000
  3,000,000  Florida State Housing Finance Agency, Multi Family Housing Revenue, Buena Vista
               Project, (Backed by FHLMC),
               1.73% due 11/1/07.............................................................     3,000,000
  2,000,000  Gloucester County, New Jersey, Pollution Control Financing Authority, Revenue
               Refunding, Mobil Oil Refining Co. Project,
               1.50% due 12/1/03.............................................................     2,000,000

                       See Notes to Financial Statements.
                                 ----- 42 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 2,400,000  Hamilton County, Ohio, Hospital Facilities Revenue, Health Alliance of Greater
               Cincinnati, Series E, (SPA: Credit Suisse),
               1.83% due 1/1/18..............................................................  $  2,400,000
             Honolulu City & County, Hawaii, General Obligations, Series A,
               (LOC: Landesbank Hessen-Thuer.):
  1,800,000    1.80% due 1/1/10..............................................................     1,800,000
  8,000,000    1.80% due 1/1/11..............................................................     8,000,000
  2,600,000  Illinois State Health Facilities Authority, Hospital Revenue, Decatur Memorial
               Hospital Project, Series A, (SPA: FNB Chicago), (MBIA Insured),
               1.86% due 11/15/24............................................................     2,600,000
 10,000,000  Illinois State Housing Development Authority, Housing Revenue, Illinois Center
               Apartments, (LOC: KBC Bank NV MetLife),
               1.80% due 1/1/08..............................................................    10,000,000
  3,000,000  Indiana State Health Facilities Financing Authority, Clarian Health Obligations
               Group, Series C, (SPA: Westdeutsche Landesbank),
               1.85% due 3/1/30..............................................................     3,000,000
  2,100,000  Iowa State Higher Education Loan Authority, Educational Loan Revenue, Private
               College Facility, ACES, (SPA: J.P. Morgan),
               1.90% due 12/1/15.............................................................     2,100,000
  5,570,000  Kentucky State, Area Development Districts, Revenue, Ewing Project,
               (LOC: Wachovia Bank),
               1.96% due 6/1/33..............................................................     5,570,000
  8,000,000  Lisle County, Illinois, Multi Family Housing Revenue Refunding, Four Lakes
               Project Phase V, (FNMA Insured),
               1.80% due 9/15/26.............................................................     8,000,000
  6,000,000  Long Island, New York, Power Authority, Series 7, Subseries 7-A, (SPA: Credit
               Suisse), (MBIA Insured),
               1.81% due 4/1/25..............................................................     6,000,000
  2,300,000  Los Angeles County, California, Pension Obligation, Refunding, Series C,
               (SPA: Bank of Nova Scotia),
               1.80% due 6/30/07.............................................................     2,300,000
    615,000  Los Angeles, California, Multi Family Housing Revenue, Series K, (Backed by
               FHLB),
               1.80% due 7/1/10..............................................................       615,000
  4,000,000  Louisiana State Public Facilities Authority, Multi Family Mortgage Revenue
               Refunding, Emberwood Apartments Project, (LOC: GE Capital),
               1.85% due 10/1/22.............................................................     4,000,000
  2,700,000  Louisiana State Public Facilities Authority, Revenue, College & University
               Equipment & Capital, Series A, (SPA: Societe Generale),
               1.85% due 9/1/10..............................................................     2,700,000

                       See Notes to Financial Statements.
                                 ----- 43 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 7,500,000  Massachusetts State Health & Educational Facilities Authority Revenue, Amherst
               College Project, Series F ,
               1.76% due 11/1/26.............................................................  $  7,500,000
  5,000,000  Massachusetts State Health & Educational Facilities Authority Revenue, Boston
               University Project, Series H, (LOC: State Street Bank & Trust Co.),
               1.80% due 12/1/15.............................................................     5,000,000
    700,000  Massachusetts State Health & Educational Facilities Authority Revenue, Capital
               Assets Program, Series G-1, (SPA: State Street Bank & Trust Co.),
               1.80% due 1/1/19..............................................................       700,000
    800,000  Massachusetts State Housing Finance Agency, Revenue Refunding, Multi Family
               Housing Project, Series A, (FNMA Insured),
               1.75% due 1/15/10.............................................................       800,000
  9,400,000  Massachusetts State Water Resources Authority, General Obligations, Series B,
               (LOC: Landesbank Hessen-Thuer.),
               1.75% due 8/1/28..............................................................     9,400,000
  5,400,000  Mecklenburg County, North Carolina, Series C, (SPA: Wachovia Bank),
               1.83% due 2/1/18..............................................................     5,400,000
  1,300,000  Michigan State, Strategic Fund, Industrial Development Revenue, Allen Group Inc.
               Project, (LOC: Dresdner Bank),
               1.80% due 11/1/25.............................................................     1,300,000
  1,000,000  Minnesota State Higher Education Facilities Authority, Carlton College Project,
               Class G, (SPA: Wells Fargo Bank),
               1.70% due 11/1/29.............................................................     1,000,000
  6,700,000  Missouri State Health & Educational Facilities Authority, Christian Health
               Services, Series B, (LOC: J.P. Morgan),
               1.80% due 12/1/19.............................................................     6,700,000
  5,000,000  Moffat County, Colorado, Pollution Control Revenue, Electric Utilities,
               (SPA: Societe Generale),
               2.05% due 7/1/10..............................................................     5,000,000
  5,400,000  Montgomery County, Maryland, Housing Opportunities Commission, Multi Family
               Housing Revenue, Falklands Project, Series B, (LOC: Connecticut General Life),
               1.80% due 8/1/15..............................................................     5,400,000
  1,500,000  Mountain View/Santa Clara County, California, Mariposa Project, Series A,
               (SPA: FGIC Capital Markets Services), (FGIC Insured),
               1.85% due 3/1/17..............................................................     1,500,000
  9,900,000  New Jersey State Turnpike Authority Revenue, Series D, (LOC: Societe Generale),
               (FGIC Insured),
               1.75% due 1/1/18..............................................................     9,900,000

                       See Notes to Financial Statements.
                                 ----- 44 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 7,600,000  New York City, New York, Transitional Finance Authority, Revenue, Future Tax
               Secured, Series A-1, (SPA: Commerzbank A.G.),
               2.30% due 11/15/28............................................................  $  7,600,000
  4,300,000  New York State Housing Finance Agency Revenue, Liberty View Apartments Project,
               Series A, (FNMA Insured),
               1.80% due 11/15/19............................................................     4,300,000
 11,500,000  New York State, Local Government Assistance Corp., Series B,
               (LOC: Westdeutsche Landesbank 50%, Bayerische Landesbank 50%),
               1.75% due 4/1/23..............................................................    11,500,000
  3,260,000  North Carolina State Educational Facilities Finance Agency, Revenue, Greensboro
               College Project, (LOC: Bank of America N.A.),
               1.85% due 9/1/27..............................................................     3,260,000
  4,500,000  North Carolina State Medical Care Commission, Hospital Revenue, Duke University
               Hospital Project, Series C, (SPA: Wachovia Bank),
               1.80% due 6/1/15..............................................................     4,500,000
    700,000  Ohio State, University General Receipts,
               1.75% due 12/1/07.............................................................       700,000
  1,900,000  Port Kalama, Washington, Public Corp., Conagra Inc. Project, (LOC: J.P. Morgan),
               1.90% due 1/1/04..............................................................     1,900,000
  2,089,000  Roseville, Minnesota, Commercial Development Revenue, Berger Transfer & Storage
               Project, Series F, (LOC: Wells Fargo Bank),
               1.90% due 12/1/15.............................................................     2,089,000
  2,045,000  Scottsdale, Arizona, Industrial Development Authority, Hospital Revenue,
               Scottsdale Memorial Health System Project, Series B, (SPA: Credit Local de
               France), (AMBAC Insured),
               1.80% due 9/1/22..............................................................     2,045,000
  1,810,000  Texas State Higher Education Authority, Educational Equipment & Improvement
               Revenue, Series B, (FGIC Insured),
               1.85% due 12/1/25.............................................................     1,810,000
  4,200,000  Tulsa, Oklahoma, Industrial Authority Revenue Refunding, University of Tulsa,
               Series B, (SPA: Credit Local de France), (MBIA Insured),
               1.85% due 10/1/26.............................................................     4,200,000
  1,820,000  University of Utah, Auxiliary & Campus Facilities, Series A, (SPA: Bank of Nova
               Scotia) ,
               1.80% due 4/1/27..............................................................     1,820,000

                       See Notes to Financial Statements.
                                 ----- 45 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 8,100,000  University South Florida Foundation, Inc., Certificates of Participation,
               (LOC: Wachovia Bank),
               1.80% due 4/1/32..............................................................  $  8,100,000
  4,100,000  Washington State Housing Finance Commission, Multi Family Mortgage Revenue
               Refunding, Pacific First Federal Savings Bank Project, Series A,
               (LOC: Federal Home Loan Bank),
               1.90% due 7/1/20..............................................................     4,100,000
  3,800,000  Washington State, General Obligations, Series VR-96A, (SPA: Landesbank
               Hessen-Thuer.),
               1.80% due 6/1/20..............................................................     3,800,000
  4,800,000  Washington State, Suburban Sanitation District, BAN, (SPA: Westdeutsche
               Landesbank),
               1.86% due 8/1/04..............................................................     4,800,000
                                                                                               ------------
             TOTAL WEEKLY VARIABLE/FLOATING RATE NOTES
               (Cost $267,354,000)...........................................................   267,354,000
                                                                                               ------------
             MONTHLY VARIABLE/FLOATING RATE NOTES -- 0.2%
  1,000,000  Knox County, Tennessee, Industrial Development Board, Professional Plaza
               Project, (LOC: Fleet National Bank),
               1.65% due 12/1/14.............................................................     1,000,000
                                                                                               ------------
             TOTAL MONTHLY VARIABLE/FLOATING RATE NOTES
               (Cost $1,000,000).............................................................     1,000,000
                                                                                               ------------
             TOTAL VARIABLE/FLOATING RATE NOTES
               (Cost $572,714,000)...........................................................   572,714,000
                                                                                               ------------
FIXED RATE BONDS -- 5.6%
  5,000,000  California State, Revenue Anticipation Securities, Series B:
               2.50% due 11/27/02............................................................     5,002,466
  1,880,000  Duluth, Minnesota, Economic Development Authority, Health Care Facilities
               Revenue Refunding, Duluth Clinic Project, Prerefunded 11/01/02 in 100% U.S.
               Government Bonds:
               6.20% due 11/1/12.............................................................     1,922,578
  6,000,000  Essex County, New Jersey, Improvement Authority, BAN:
               2.75% due 8/6/03..............................................................     6,049,446
  1,800,000  Florida State Housing Finance Agency, Multi Family Housing Revenue, Cypress Lake
               Project, (LOC: Heller Financial):
               5.75% due 12/1/02.............................................................     1,805,473
  5,390,000  Jersey City, New Jersey, BAN:
               2.50% due 9/12/03.............................................................     5,435,734
  1,500,000  Missouri State Public Utilities Commission, Revenue:
               4.00% due 11/15/02............................................................     1,501,411

                       See Notes to Financial Statements.
                                 ----- 46 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

FIXED RATE BONDS -- (CONTINUED)
$ 2,000,000  Philadelphia, Pennsylvania, School District, Tax & Revenue Anticipation Notes:
               2.75% due 6/30/03.............................................................  $  2,016,309
  5,000,000  Spokane, Washington, Regional Solid Waste Management System Revenue, Prerefunded
               12/01/02 in 100% U.S. Government Bonds:
               6.25% due 12/1/11.............................................................     5,118,673
  5,000,000  Texas State, Tax & Revenue Anticipation Notes:
               2.75% due 8/29/03.............................................................     5,055,705
                                                                                               ------------
             TOTAL FIXED RATE BONDS
               (Cost $33,907,795)............................................................    33,907,795
                                                                                               ------------

TOTAL INVESTMENTS
  (Cost $606,621,795)(2)........................................................     99.9% $606,621,795
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      0.1       447,697
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $607,069,492
                                                                                  =======  ============

------------

{::} Percentages indicated are based on net assets.
(1) Demand security; payable upon demand by the Fund with usually no more than thirty (30) calendar days' notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these type of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
(2)  Aggregate cost for federal tax purposes.
Abbreviations:
ACES -- Adjustable Convertible Extendable Securities
AMBAC -- American Municipal Bond Assurance Corporation
BAN -- Bond Anticipation Notes
DATES -- Daily Adjustable Tax-Exempt Securities
FGIC -- Financial Guaranty Insurance Corporation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
SPA -- Stand-By Purchase Agreement
UPDATES -- Unit Price Demand Adjustable Tax-Exempt Securities
VRD -- Variable Rate Demand

                       See Notes to Financial Statements.
                                 ----- 47 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                          CORE FIXED INCOME PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    -----------
AGENCY NOTES{::} -- 11.9%
             US GOVERNMENT AGENCIES -- 11.9%
             Federal National Mortgage Association:
$11,600,000    6.50% due 8/15/04.............................................................  $12,542,279
  2,000,000    6.25% due 2/1/11..............................................................    2,207,162
  7,500,000    5.25% due 8/1/12(1)...........................................................    7,691,940
                                                                                               -----------
             TOTAL AGENCY NOTES
               (Cost $21,021,761)............................................................   22,441,381
                                                                                               -----------
MORTGAGE-BACKED SECURITIES(2) -- 38.9%
             COUNTRYWIDE SECURITIES CORP. -- 0.4%
    745,876  Countrywide Home Loans Series 1998-6 - Class A,
               6.50% due 6/25/13.............................................................      768,588
                                                                                               -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.6%
     22,075  # 555359, 6.50% due 4/1/08......................................................       22,091
 15,971,670  # C00742, 6.50% due 4/1/29......................................................   16,577,699
    139,563  # D78677, 8.00% due 3/1/27......................................................      150,120
    434,751  # D84894, 8.00% due 12/1/27.....................................................      467,102
     90,612  # G00807, 9.50% due 3/1/21......................................................       98,937
    745,557  # G10753, 6.50% due 9/1/09......................................................      782,053
                                                                                               -----------
                                                                                                18,098,002
                                                                                               -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 20.4%
    488,412  # 252806, 7.50% due 10/1/29.....................................................      516,766
    245,901  # 313795, 9.50% due 1/1/25......................................................      276,331
    121,579  # 313796, 9.50% due 2/1/21......................................................      134,749
    665,369  # 313815, 6.50% due 1/1/11......................................................      703,435
    510,000  # 373328, 8.00% due 3/1/27......................................................      548,920
    885,558  # 390895, 8.00% due 6/1/27......................................................      953,138
    411,576  # 395715, 8.00% due 8/1/27......................................................      442,985
  2,254,350  # 397602, 8.00% due 8/1/27......................................................    2,426,387
    456,782  # 405845, 8.00% due 11/1/27.....................................................      491,640
     63,946  # 44174, 6.50% due 11/1/03......................................................       64,160
    203,549  # 499335, 6.50% due 8/1/29......................................................      211,098
     58,086  # 523497, 7.50% due 11/1/29.....................................................       61,458
  3,559,670  # 596498, 6.00% due 7/1/16......................................................    3,711,607
  3,784,214  # 625990, 5.50% due 12/1/16.....................................................    3,907,485
  3,500,000  TBA, 6.50% due 11/1/17..........................................................    3,672,812
  2,414,000  TBA, 6.50% due 11/1/32..........................................................    2,500,754
 16,966,000  TBA, 7.00% due 11/1/32..........................................................   17,724,177
                                                                                               -----------
                                                                                                38,347,902
                                                                                               -----------

                       See Notes to Financial Statements.
                                 ----- 48 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                          CORE FIXED INCOME PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    -----------

MORTGAGE-BACKED SECURITIES(2) -- (CONTINUED)
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 8.5%
$   547,907  # 460389, 7.00% due 5/15/28.....................................................  $   576,286
    298,775  # 464049, 7.00% due 7/15/28.....................................................      314,251
    246,602  # 466046, 7.00% due 9/15/28.....................................................      259,375
  1,670,577  # 474717, 7.00% due 1/15/31.....................................................    1,754,460
    470,249  # 476259, 7.00% due 8/15/28.....................................................      494,606
    384,828  # 483491, 7.00% due 10/15/28....................................................      404,760
    535,797  # 485264, 7.50% due 2/15/31.....................................................      569,670
    446,372  # 490998, 7.00% due 12/15/28....................................................      469,492
    231,546  # 496632, 7.00% due 12/15/28....................................................      243,539
    448,801  # 530571, 7.50% due 2/15/31.....................................................      477,174
  5,000,000  TBA, 6.50% due 11/1/32..........................................................    5,206,250
  5,000,000  TBA, 7.00% due 11/1/32..........................................................    5,250,000
                                                                                               -----------
                                                                                                16,019,863
                                                                                               -----------
             TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $71,092,966)............................................................   73,234,355
                                                                                               -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.4%
  2,457,858  Credit-Based Asset Servicing 6.50% due 9/25/26..................................    2,635,669
                                                                                               -----------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $2,298,597).............................................................    2,635,669
                                                                                               -----------
INTEREST-ONLY SECURITIES(3) -- 0.2%
    424,673  FHG #16 PQ, 7.00% due 4/25/21...................................................       19,759
    558,646  FHR #1529 JB, 7.00% due 3/15/06.................................................       19,817
  3,515,009  FNR #93-135 PI, 6.50% due 7/25/08...............................................      370,317
  1,094,262  UAC #99-AI, 0.80% due 9/8/06....................................................          109
                                                                                               -----------
             TOTAL INTEREST-ONLY SECURITIES
               (Cost $458,720)...............................................................      410,002
                                                                                               -----------
CORPORATE NOTES -- 23.6%
  4,000,000  Abbott Laboratories, 5.625% due 7/1/06(1).......................................    4,356,440
  5,000,000  Citigroup, Inc., 7.25% due 10/1/10..............................................    5,665,765
  5,000,000  General Electric Capital Corp., 5.875% due 2/15/12..............................    5,275,600
  5,000,000  General Motors Acceptance Corp., 6.38% due 1/30/04..............................    5,064,500
  5,000,000  JP Morgan Chase & Co., 5.625% due 8/15/06(1)....................................    5,299,555
  5,000,000  Morgan Stanley Dean Witter & Co., 6.10% due 4/15/06.............................    5,389,650
  3,000,000  Procter & Gamble Co. (The), 4.75% due 6/15/07(1)................................    3,208,410

                       See Notes to Financial Statements.
                                 ----- 49 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                          CORE FIXED INCOME PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    -----------

CORPORATE NOTES -- (CONTINUED)
$ 5,000,000  Wal-Mart Stores, Inc., 6.875% due 8/10/09.......................................  $ 5,786,400
  4,000,000  Wells Fargo Bank, 6.45% due 2/1/11(1)...........................................    4,445,084
                                                                                               -----------
             TOTAL CORPORATE NOTES
               (Cost $41,626,863)............................................................   44,491,404
                                                                                               -----------
US TREASURY NOTES/BONDS -- 18.5%
  4,350,000  U.S. Treasury Bond, 6.125% due 11/15/27.........................................    4,946,085
  8,400,000  U.S. Treasury Bond, 6.125% due 8/15/29..........................................    9,576,328
  6,000,000  U.S. Treasury Note, 3.25% due 5/31/04...........................................    6,157,500
  6,000,000  U.S. Treasury Note, 4.375% due 5/15/07(4).......................................    6,431,922
  7,200,000  U.S. Treasury Note, 4.875% due 2/15/12(4).......................................    7,763,443
                                                                                               -----------
             TOTAL US TREASURY NOTES/BONDS
               (Cost $32,264,688)............................................................   34,875,278
                                                                                               -----------
REPURCHASE AGREEMENTS -- 30.2%
 20,000,000  With Bear Stearns, Inc., dated 10/31/02, 1.91%, principal and interest in the amount of $20,001,061, due 11/01/02, (collateralized by FHR 2475 FL with a par value of $20,985,000, coupon rate of 2.80%, due 02/15/32, market value of
               $20,622,579)..................................................................   20,000,000
      5,078  With Investors Bank & Trust Co., dated 10/31/02, 1.30%, principal and interest in the amount of $5,078, due 11/01/02, (collateralized by FHLMC ARM #846501 with a par value of $5,389, coupon rate of 4.99%, due 03/01/24, market value
               of $5,449)....................................................................        5,078
 15,000,000  With Paine Webber, Inc., dated 10/31/02, 1.89%, principal and interest in the amount of $15,000,788, due 11/01/02, (collateralized by FNMA POOL #648176 with a par value of $16,661,000, coupon rate of 7.00%, due 06/01/32, market value
               of $15,292,880)...............................................................   15,000,000
 21,800,000  With Prudential Securities, Inc., dated 10/31/02, 1.90%, principal and interest in the amount of $21,801,151, due 11/01/02, (collateralized by FNMA POOL
               #545605 with a par value of $25,375,000, coupon rate of 7.00%, due 05/01/32,
               market value of $22,241,985)..................................................   21,800,000
                                                                                               -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $56,805,078)............................................................   56,805,078
                                                                                               -----------

TOTAL INVESTMENTS
  (Cost $225,568,673)(5)........................................................    124.7% $234,893,167
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................    (24.7)  (46,595,043)
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $188,298,124
                                                                                  =======  ============

                       See Notes to Financial Statements.
                                 ----- 50 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                          CORE FIXED INCOME PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                                OCTOBER 31, 2002

------------

{::} Percentages indicated are based on net assets.
(1)  Securities or partial securities on loan. See Note 5.
(2)  Represents current face amount at October 31, 2002.
(3)  Face amount represents notional amount.
(4) This security has been segregated to cover collateral requirements on reverse repurchase agreements. See Note 1.
(5)  Aggregate cost for federal tax purposes.
Abbreviations:
ARM -- Adjustable Rate Mortgage
FHG -- Federal Home Loan Mortgage Corporation - Gold
FHLMC -- Federal Home Loan Mortgage Corporation
FHR -- Federal Home Loan Mortgage Corporation REMIC
FNMA -- Federal National Mortgage Association
FNR -- Federal National Mortgage Association REMIC
TBA -- To be announced
UAC -- Union Acceptance Corp

                       See Notes to Financial Statements.
                                 ----- 51 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           STRATEGIC EQUITY PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2002

  SHARES                                                                                         VALUE
----------                                                                                    -----------
COMMON STOCKS{::} -- 96.5%
            AEROSPACE & DEFENSE -- 1.9%
    10,000  General Dynamics Corp...........................................................  $   791,300
    15,875  Lockheed Martin Corp............................................................      919,162
                                                                                              -----------
                                                                                                1,710,462
                                                                                              -----------
            BANKING -- 9.2%
    10,725  Bank of America Corp............................................................      748,605
    37,800  Charter One Financial, Inc......................................................    1,144,584
    39,008  Citigroup, Inc..................................................................    1,441,346
    30,200  Lehman Brothers Holding, Inc....................................................    1,608,754
    83,100  MBNA Corp.......................................................................    1,687,761
    46,675  Washington Mutual, Inc..........................................................    1,669,098
                                                                                              -----------
                                                                                                8,300,148
                                                                                              -----------
            CAPITAL GOODS -- 1.6%
    24,025  United Technologies Corp........................................................    1,481,622
                                                                                              -----------
            CHEMICALS -- 1.5%
    30,575  Air Products & Chemicals, Inc...................................................    1,351,415
                                                                                              -----------
            COMMERCIAL SERVICES -- 2.7%
    37,450  McGraw-Hill Companies, Inc......................................................    2,415,525
                                                                                              -----------
            CONSUMER DURABLES -- 2.7%
    47,050  Harley-Davidson, Inc.(1)........................................................    2,460,715
                                                                                              -----------
            CONSUMER NON - DURABLES -- 1.9%
    33,525  Kimberly-Clark Corp.............................................................    1,726,537
                                                                                              -----------
            CONSUMER PRODUCTS -- 7.7%
    40,875  Anheuser-Busch Companies, Inc...................................................    2,156,565
    33,900  Kellogg Co......................................................................    1,080,054
    56,375  PepsiCo, Inc....................................................................    2,486,137
    38,645  Sysco Corp......................................................................    1,224,274
                                                                                              -----------
                                                                                                6,947,030
                                                                                              -----------
            COSMETICS & PERSONAL CARE -- 2.2%
    22,550  Procter & Gamble Co. (The)......................................................    1,994,547
                                                                                              -----------
            ELECTRONIC TECHNOLOGY -- 2.9%
   146,775  Cisco Systems, Inc.(2)..........................................................    1,640,944
    54,900  Intel Corp......................................................................      949,770
                                                                                              -----------
                                                                                                2,590,714
                                                                                              -----------
            ENERGY -- 0.8%
    18,870  Talisman Energy, Inc............................................................      692,906
                                                                                              -----------

                       See Notes to Financial Statements.
                                 ----- 52 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           STRATEGIC EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  SHARES                                                                                         VALUE
----------                                                                                    -----------

COMMON STOCKS{::} -- (CONTINUED)
            ENERGY MINERALS -- 4.3%
    23,875  ChevronTexaco Corp..............................................................  $ 1,614,666
    66,071  Exxon Mobil Corp................................................................    2,223,950
                                                                                              -----------
                                                                                                3,838,616
                                                                                              -----------
            FINANCIAL SERVICES -- 7.7%
    38,850  American International Group....................................................    2,430,067
    58,825  Federal Home Loan Mortgage Corporation..........................................    3,622,444
    32,580  Nationwide Financial Services, Inc. - Class A...................................      902,466
                                                                                              -----------
                                                                                                6,954,977
                                                                                              -----------
            HEALTH CARE -- 4.2%
    85,320  Pfizer, Inc.....................................................................    2,710,616
    36,212  Tenet Healthcare Corp.(2).......................................................    1,041,095
                                                                                              -----------
                                                                                                3,751,711
                                                                                              -----------
            HEALTH CARE FACILITY & SUPPLIES -- 6.3%
     9,850  AmerisourceBergen Corp..........................................................      700,828
    23,970  C.R. Bard, Inc..................................................................    1,340,642
    41,750  Medtronic, Inc..................................................................    1,870,400
    23,825  Wellpoint Health Networks, Inc.(2)..............................................    1,791,878
                                                                                              -----------
                                                                                                5,703,748
                                                                                              -----------
            HEALTH TECHNOLOGY -- 4.0%
    46,490  Johnson & Johnson...............................................................    2,731,288
    21,940  Zimmer Holdings, Inc.(2)........................................................      904,367
                                                                                              -----------
                                                                                                3,635,655
                                                                                              -----------
            MULTI-LINE INSURANCE -- 2.6%
    75,375  PMI Group, Inc. (The)...........................................................    2,246,175
     5,970  Travelers Property Casualty Corp. - Class B(2)..................................       80,356
                                                                                              -----------
                                                                                                2,326,531
                                                                                              -----------
            NATURAL GAS -- 2.4%
    49,375  Anadarko Petroleum Corp.........................................................    2,199,163
                                                                                              -----------
            PROCESS INDUSTRIES -- 3.7%
    53,575  Alcoa, Inc......................................................................    1,181,865
    83,525  General Electric Co.............................................................    2,109,006
                                                                                              -----------
                                                                                                3,290,871
                                                                                              -----------
            PRODUCER MANUFACTURING -- 2.3%
    26,475  Johnson Controls, Inc...........................................................    2,065,050
                                                                                              -----------

                       See Notes to Financial Statements.
                                 ----- 53 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           STRATEGIC EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  SHARES                                                                                         VALUE
----------                                                                                    -----------

COMMON STOCKS{::} -- (CONTINUED)
            REGIONAL BELL OPERATING COMPANIES -- 1.2%
    29,500  Verizon Communications, Inc.....................................................  $ 1,113,920
                                                                                              -----------
            RETAILERS -- 6.1%
    16,950  Home Depot, Inc.................................................................      489,516
    63,975  Target Corp.....................................................................    1,926,927
    78,325  TJX Cos., Inc. (The)(1).........................................................    1,607,229
    27,250  Wal-Mart Stores, Inc............................................................    1,459,238
                                                                                              -----------
                                                                                                5,482,910
                                                                                              -----------
            TECHNOLOGY -- 9.9%
    52,975  Agilent Technologies, Inc.(2)...................................................      728,406
    74,850  Applied Materials, Inc.(2)......................................................    1,124,996
    52,750  First Data Corp.................................................................    1,843,085
    24,950  International Business Machines Corp............................................    1,969,553
    60,275  Microsoft Corp.(2)..............................................................    3,222,904
                                                                                              -----------
                                                                                                8,888,944
                                                                                              -----------
            TELECOMMUNICATIONS -- 1.7%
    18,275  ALLTEL Corp.....................................................................      908,450
    21,275  CenturyTel, Inc.(1).............................................................      602,721
                                                                                              -----------
                                                                                                1,511,171
                                                                                              -----------
            TRANSPORTATION -- 0.7%
    43,850  Southwest Airlines..............................................................      640,210
                                                                                              -----------
            TRANSPORTATION - SHIPPING -- 1.9%
    28,825  United Parcel Service, Inc. - Class B(1)........................................    1,729,788
                                                                                              -----------
            UTILITIES -- 2.4%
    82,275  Duke Energy Corp................................................................    1,685,815
    15,675  Pinnacle West Capital Corp......................................................      446,738
                                                                                              -----------
                                                                                                2,132,553
                                                                                              -----------
            TOTAL COMMON STOCKS
              (Cost $85,100,703)............................................................   86,937,439
                                                                                              -----------
PREFERRED STOCKS -- 0.5%
            TECHNOLOGY -- 0.5%
    46,175  Solectron Corp..................................................................      427,119
                                                                                              -----------
            TOTAL PREFERRED STOCKS
              (Cost $1,154,375).............................................................      427,119
                                                                                              -----------

                       See Notes to Financial Statements.
                                 ----- 54 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           STRATEGIC EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------
REPURCHASE AGREEMENT -- 2.8%
$2,531,955  With Investors Bank & Trust Co., dated 10/31/02, 1.30%, principal and interest in the amount of $2,532,046, due 11/01/02, (collateralized by FNR 1999-45 GN with a par value of $2,643,984, coupon rate of 6.50%, due 09/25/29, market value $2,658,553).............................................................  $ 2,531,955
                                                                                              -----------
            TOTAL REPURCHASE AGREEMENT
              (Cost $2,531,955).............................................................    2,531,955
                                                                                              -----------

TOTAL INVESTMENTS
  (Cost $88,787,033)(3).........................................................     99.8%  $89,896,513
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      0.2       154,199
                                                                                  -------   -----------
NET ASSETS......................................................................    100.0%  $90,050,712
                                                                                  =======   ===========

------------

{::} Percentages indicated are based on net assets.
(1)  Securities or partial securities on loan. See Note 5.
(2)  Non-income producing security.
(3)  Aggregate cost for federal tax purposes was $88,787,734.
Abbreviation:
FNR -- Federal National Mortgage Association REMIC

                       See Notes to Financial Statements.
                                 ----- 55 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           SMALL CAP EQUITY PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2002

  SHARES                                                                                         VALUE
----------                                                                                    ------------
COMMON STOCKS{::} -- 98.3%
            BASIC INDUSTRY -- 15.6%
   141,790  American Axle and Manufacturing Holdings, Inc.(1)...............................  $  3,360,423
   154,290  AptarGroup, Inc.................................................................     4,309,320
   552,030  Crown Cork & Seal Company, Inc.(1),(2)..........................................     3,532,992
   114,880  Genesee & Wyoming, Inc. - Class A(1)............................................     2,515,872
   123,530  Georgia Gulf Corp.(2)...........................................................     2,686,777
   147,080  Granite Construction, Inc.......................................................     2,356,222
   135,540  Jacobs Engineering Group, Inc.(1)...............................................     4,105,507
   111,510  Mettler-Toledo International, Inc.(1)...........................................     3,339,724
    50,710  Moog, Inc. - Class A(1).........................................................     1,347,365
   152,610  Precision Castparts Corp........................................................     2,962,160
    88,920  Silgan Holdings, Inc.(1)........................................................     1,646,798
    82,790  Teleflex, Inc...................................................................     3,482,147
                                                                                              ------------
                                                                                                35,645,307
                                                                                              ------------
            CONSUMER SERVICES -- 24.3%
   235,040  Action Performance Companies, Inc.(2)...........................................     4,851,226
    72,580  Aftermarket Technology Corp.(1).................................................       807,815
   216,050  American Eagle Outfitters, Inc.(1)..............................................     3,137,046
   317,230  Boyd Gaming Corp.(1)............................................................     3,508,564
   224,340  Brunswick Corp..................................................................     4,616,917
   181,330  CBRL Group, Inc.................................................................     4,248,562
   349,670  Charming Shoppes, Inc.(1),(2)...................................................     1,608,482
   256,980  Constellation Brands, Inc.(1)...................................................     6,509,303
    52,310  Harman International Industries, Inc............................................     2,929,360
   285,030  Pier 1 Imports, Inc.............................................................     5,372,815
    53,350  Polaris Industries, Inc.(2).....................................................     3,360,517
    85,320  RARE Hospitality International, Inc.(1).........................................     2,276,338
    65,130  Rent-A-Center, Inc.(1)..........................................................     2,888,516
   389,210  Ruby Tuesday, Inc...............................................................     6,791,715
   106,460  Too, Inc.(1)....................................................................     2,693,438
                                                                                              ------------
                                                                                                55,600,614
                                                                                              ------------
            ENERGY -- 3.4%
   116,320  Denbury Resources, Inc.(1)......................................................     1,355,128
    92,040  Forrest Oil Corp.(1)............................................................     2,296,398
   306,900  Key Energy Services, Inc.(1)....................................................     2,740,617
    49,260  Oceaneering International, Inc.(1)..............................................     1,364,502
                                                                                              ------------
                                                                                                 7,756,645
                                                                                              ------------
            FINANCIAL SERVICES -- 14.8%
   189,860  AmerUs Group Co.(2).............................................................     5,448,982
    34,845  Cascade Bancorp.................................................................       518,145
   122,810  Cullen/Frost Bankers, Inc.......................................................     4,252,910
   228,085  Doral Financial Corp............................................................     5,989,512
    41,820  Hanmi Financial Corp.(1)........................................................       632,318

                       See Notes to Financial Statements.
                                 ----- 56 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           SMALL CAP EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  SHARES                                                                                         VALUE
----------                                                                                    ------------

COMMON STOCKS{::} -- (CONTINUED)
           FINANCIAL SERVICES -- (CONTINUED)
    82,034  Independent Bank Corp...........................................................  $  2,637,474
   167,870  MAF Bancorp, Inc................................................................     5,454,096
     4,000  Platinum Underwriters Holdings, Ltd.(1).........................................       100,400
    53,830  R&G Financial Corp. - Class B...................................................     1,285,999
    86,280  Ramco-Gershenson Properties Trust...............................................     1,643,634
   184,090  Texas Regional Bancshares, Inc. - Class A.......................................     6,063,925
                                                                                              ------------
                                                                                                34,027,395
                                                                                              ------------
            HEALTH CARE -- 10.8%
   109,590  Covance, Inc.(1)................................................................     2,441,665
   165,100  Dendrite International, Inc.(1).................................................     1,018,667
   146,740  IDEXX Laboratories, Inc.(1).....................................................     5,062,530
    53,590  KV Pharmaceutical Co. - Class A(1)..............................................       911,030
    76,660  LifePoint Hospital, Inc.(1),(2).................................................     2,403,291
    71,140  Medicis Pharmaceutical Corp. - Class A(1),(2)...................................     3,265,326
    76,200  Mid Atlantic Medical Services, Inc.(1)..........................................     2,773,680
    67,290  Renal Care Group, Inc.(1).......................................................     2,129,729
   164,620  Sicor, Inc.(1),(2)..............................................................     2,451,192
    72,340  Stericycle, Inc.(1),(2).........................................................     2,408,922
                                                                                              ------------
                                                                                                24,866,032
                                                                                              ------------
            REIT -- 7.8%
   130,140  AMLI Residential Properties Trust...............................................     2,732,940
   102,670  Bedford Property Investors, Inc.................................................     2,555,456
    45,390  Brandywine Realty Trust.........................................................       907,800
    81,710  FelCor Lodging Trust, Inc.......................................................       913,518
   213,410  Glimcher Realty Trust...........................................................     3,444,437
   101,070  Highwoods Properties, Inc.......................................................     2,021,400
   154,530  LaSalle Hotel Properties........................................................     2,024,343
   119,920  Lexington Corporate Properties Trust(2).........................................     1,811,991
   179,760  Meristar Hospitality Corp.......................................................     1,366,176
                                                                                              ------------
                                                                                                17,778,061
                                                                                              ------------
            TECHNOLOGY -- 17.4%
    53,210  ANSYS, Inc.(1)..................................................................     1,042,916
    82,070  Brooks-PRI Automation, Inc.(1),(2)..............................................     1,254,850
   136,120  CheckFree Corp.(1),(2)..........................................................     2,216,034
    91,320  Coherent, Inc.(1)...............................................................     1,613,624
    86,520  Commonwealth Telephone Enterprises, Inc.(1).....................................     3,194,318
    77,870  Cymer, Inc.(1),(2)..............................................................     1,956,094
   220,860  DSP Group, Inc.(1)..............................................................     3,158,519
   223,310  Electronics for Imaging, Inc.(1)................................................     4,068,708
    77,140  GTECH Holdings Corp.(1).........................................................     2,005,640
   490,990  IKON Office Solutions, Inc......................................................     3,476,209
   155,250  Itron, Inc.(1)..................................................................     3,398,423

                       See Notes to Financial Statements.
                                 ----- 57 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           SMALL CAP EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                                OCTOBER 31, 2002

  SHARES                                                                                         VALUE
----------                                                                                    ------------

COMMON STOCKS{::} -- (CONTINUED)
           TECHNOLOGY -- (CONTINUED)
    77,580  Kronos, Inc.(1).................................................................  $  2,784,346
   310,140  Methode Electronics, Inc. - Class A.............................................     2,850,187
    67,770  MICROS Systems, Inc.(1).........................................................     1,406,905
   154,770  Reynolds & Reynolds Co. (The) - Class A.........................................     3,663,406
   392,860  Sanmina-SCI Corp.(1)............................................................     1,210,009
   107,380  Silicon Storage Technology, Inc.(1).............................................       478,915
                                                                                              ------------
                                                                                                39,779,103
                                                                                              ------------
            UTILITIES -- 4.2%
    87,720  Alliant Energy Corp.(2).........................................................     1,405,274
   152,730  Energen Corp....................................................................     4,261,167
   116,680  MDU Resources Group, Inc........................................................     2,878,496
   136,020  NorthWestern Corp.(2)...........................................................     1,156,170
                                                                                              ------------
                                                                                                 9,701,107
                                                                                              ------------
            TOTAL COMMON STOCKS
              (Cost $234,699,717)...........................................................   225,154,264
                                                                                              ------------

   FACE
  AMOUNT
----------
REPURCHASE AGREEMENT -- 2.6%
$5,913,562  With Investors Bank & Trust Co., dated 10/31/02, 1.30%, principal and interest in the amount of $5,913,775, due 11/01/02, (collateralized by FNMA ARM #561963 with a par value of $6,086,949, coupon rate of 6.28%, due 03/01/30, market
              value $6,209,723).............................................................     5,913,562
                                                                                              ------------
            TOTAL REPURCHASE AGREEMENT
              (Cost $5,913,562).............................................................     5,913,562
                                                                                              ------------

TOTAL INVESTMENTS
  (Cost $240,613,279)(3)........................................................    100.9% $231,067,826
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................     (0.9)   (2,160,107)
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $228,907,719
                                                                                  =======  ============

------------

{::} Percentages indicated are based on net assets.
(1)  Non-income producing security.
(2)  Securities or partial securities on loan. See Note 5.
(3)  Aggregate cost for federal tax purposes was $240,624,504.
Abbreviations:
ARM -- Adjustable Rate Mortgage
FNMA -- Federal National Mortgage Association
REIT -- Real Estate Investment Trust

                       See Notes to Financial Statements.
                                 ----- 58 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           LARGE CAP VALUE PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2002

 SHARES                                                                                        VALUE
--------                                                                                    -----------
COMMON STOCKS{::} -- 95.1%
          AEROSPACE & DEFENSE -- 1.0%
   1,500  Northrop Grumman Corp.(1).......................................................  $   154,696
                                                                                            -----------
          BANKING -- 9.4%
  18,200  Banknorth Group, Inc............................................................      421,694
  14,000  FleetBoston Financial Corp......................................................      327,460
   5,200  SunTrust Banks, Inc.............................................................      316,368
   7,300  Wells Fargo & Co................................................................      368,431
                                                                                            -----------
                                                                                              1,433,953
                                                                                            -----------
          BASIC INDUSTRY -- 1.9%
   5,900  Bunge, Ltd......................................................................      149,742
   7,200  Pactiv Corp.(2).................................................................      142,848
                                                                                            -----------
                                                                                                292,590
                                                                                            -----------
          BEVERAGES, FOOD & TOBACCO -- 3.2%
   7,000  Philip Morris Companies, Inc....................................................      285,250
  18,550  Tyson Foods, Inc. - Class A.....................................................      205,348
                                                                                            -----------
                                                                                                490,598
                                                                                            -----------
          CAPITAL GOODS -- 1.9%
   4,700  United Technologies Corp........................................................      289,849
                                                                                            -----------
          COMMERCIAL SERVICES -- 1.6%
  21,500  Cendant Corp.(1),(2)............................................................      247,250
                                                                                            -----------
          COMPUTERS & INFORMATION -- 1.4%
  13,800  Hewlett-Packard Co..............................................................      218,040
                                                                                            -----------
          CONSUMER DURABLES -- 2.3%
  16,800  Masco Corp......................................................................      345,408
                                                                                            -----------
          CONSUMER NON - DURABLES -- 2.7%
  17,200  Conagra Foods, Inc..............................................................      417,100
                                                                                            -----------
          CONSUMER SERVICES -- 2.2%
   9,556  Comcast Corp. - Special Class A(1),(2)..........................................      219,884
   6,511  Darden Restaurants, Inc.........................................................      123,569
                                                                                            -----------
                                                                                                343,453
                                                                                            -----------
          ENERGY -- 9.4%
   5,000  ChevronTexaco Corp..............................................................      338,150
  17,974  Exxon Mobil Corp................................................................      605,005
  15,100  Halliburton Co..................................................................      244,318
   7,000  Valero Energy Corp.(1)..........................................................      246,470
                                                                                            -----------
                                                                                              1,433,943
                                                                                            -----------

                       See Notes to Financial Statements.
                                 ----- 59 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           LARGE CAP VALUE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

 SHARES                                                                                        VALUE
--------                                                                                    -----------

COMMON STOCKS{::} -- (CONTINUED)
          FINANCE -- 16.2%
   4,786  American International Group, Inc...............................................  $   299,364
   7,000  Bank of America Corp............................................................      488,600
   5,970  Charter One Financial, Inc......................................................      180,772
  14,833  Citigroup, Inc..................................................................      548,079
   7,300  Lehman Brothers Holding, Inc....................................................      388,871
  10,400  Metlife, Inc....................................................................      248,352
  11,100  Old Republic International Corp.................................................      330,891
                                                                                            -----------
                                                                                              2,484,929
                                                                                            -----------
          HEALTH CARE FACILITY & SUPPLIES -- 3.7%
   2,672  Johnson & Johnson...............................................................      156,980
   6,650  Tenet Healthcare Corp.(2).......................................................      191,187
   2,900  Wellpoint Health Networks, Inc.(2)..............................................      218,109
                                                                                            -----------
                                                                                                566,276
                                                                                            -----------
          HEALTH CARE PROVIDERS -- 0.7%
   4,500  Laboratory Corp. of America Holdings(2).........................................      108,450
                                                                                            -----------
          INDUSTRIAL -- 1.0%
   9,600  Monsanto Co.....................................................................      158,688
                                                                                            -----------
          INSURANCE -- 3.9%
   9,500  Allstate Corp...................................................................      377,910
   8,000  Arthur J. Gallagher & Co........................................................      214,560
                                                                                            -----------
                                                                                                592,470
                                                                                            -----------
          MEDIA - BROADCASTING & PUBLISHING -- 2.1%
   7,300  Viacom Inc. - Class B(2)........................................................      325,653
                                                                                            -----------
          MEDICAL PRODUCTS & SUPPLIES -- 1.0%
   2,200  AmerisourceBergen Corp..........................................................      156,530
                                                                                            -----------
          METALS -- 1.1%
   8,400  Inco, Ltd.(1),(2)...............................................................      160,440
                                                                                            -----------
          OIL & GAS -- 1.7%
   5,400  ConocoPhillips..................................................................      261,900
                                                                                            -----------
          PHARMACEUTICALS -- 0.5%
   3,600  Schering-Plough Corp............................................................       76,860
                                                                                            -----------
          PROCESS INDUSTRIES -- 2.9%
   2,900  Du Pont (E.I.) De Nemours & Co..................................................      119,625
   5,000  Eastman Chemical Co.............................................................      181,700
   5,700  General Electric Co.............................................................      143,925
                                                                                            -----------
                                                                                                445,250
                                                                                            -----------

                       See Notes to Financial Statements.
                                 ----- 60 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           LARGE CAP VALUE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

 SHARES                                                                                        VALUE
--------                                                                                    -----------

COMMON STOCKS{::} -- (CONTINUED)
          REIT - OFFICE/INDUSTRIAL -- 1.4%
   2,600  Mack-Cali Realty Corp...........................................................  $    75,114
   6,000  Plum Creek Timber Company, Inc..................................................      135,660
                                                                                            -----------
                                                                                                210,774
                                                                                            -----------
          RETAIL TRADE -- 2.4%
  18,900  J.C. Penney Co., Inc. (Holding Co.)(1)..........................................      360,045
                                                                                            -----------
          SOFTWARE -- 1.1%
   3,100  Microsoft Corp.(2)..............................................................      165,757
                                                                                            -----------
          TECHNOLOGY -- 2.4%
   3,000  International Business Machines Corp............................................      236,820
   7,600  Storage Technology Corp.(2).....................................................      134,368
                                                                                            -----------
                                                                                                371,188
                                                                                            -----------
          TECHNOLOGY SOFTWARE/SERVICES -- 0.5%
   2,100  First Data Corp.................................................................       73,374
                                                                                            -----------
          TELECOMMUNICATIONS -- 3.9%
  17,400  AT&T Corp.......................................................................      226,896
  19,640  AT&T Wireless Services, Inc.(1),(2).............................................      134,927
   8,400  CenturyTel, Inc.................................................................      237,972
                                                                                            -----------
                                                                                                599,795
                                                                                            -----------
          TELEPHONE -- 4.0%
   9,500  SBC Communications, Inc.........................................................      243,770
   9,930  Verizon Communications, Inc.....................................................      374,957
                                                                                            -----------
                                                                                                618,727
                                                                                            -----------
          TRANSPORTATION -- 1.0%
   2,700  Union Pacific Corp..............................................................      159,435
                                                                                            -----------
          UTILITIES -- 6.6%
  25,100  El Paso Corp....................................................................      194,525
   9,200  Entergy Corp....................................................................      405,628
   8,300  Pinnacle West Capital Corp......................................................      236,550
   7,700  Wisconsin Energy Corp...........................................................      176,946
                                                                                            -----------
                                                                                              1,013,649
                                                                                            -----------
          TOTAL COMMON STOCKS
            (Cost $15,515,972)............................................................   14,577,070
                                                                                            -----------

                       See Notes to Financial Statements.
                                 ----- 61 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           LARGE CAP VALUE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                                OCTOBER 31, 2002

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------
REPURCHASE AGREEMENT -- 4.2%
$637,598  With Investors Bank & Trust Co., dated 10/31/02, 1.30%, principal and interest in the amount of $637,621, due 11/01/02, (collateralized by FNMA 1992-45 F with a par value of $653,602, coupon rate of 3.72%, due 04/25/22, market value
            of $669,478)..................................................................  $   637,598
                                                                                            -----------
          TOTAL REPURCHASE AGREEMENT
            (Cost $637,598)...............................................................      637,598
                                                                                            -----------

TOTAL INVESTMENTS
  (Cost $16,153,570)(3).........................................................     99.3%  $15,214,668
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      0.7       110,901
                                                                                  -------   -----------
NET ASSETS......................................................................    100.0%  $15,325,569
                                                                                  =======   ===========

------------

{::} Percentages indicated are based on net assets.
(1)  Securities or partial securities on loan. See Note 5.
(2)  Non-income producing security.
(3)  Aggregate cost for federal tax purposes was $16,300,380.
Abbreviations:
FNMA -- Federal National Mortgage Association
REIT -- Real Estate Investment Trust

                       See Notes to Financial Statements.
                                 ----- 62 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2002

  SHARES                                                                                          VALUE
-----------                                                                                    ------------
COMMON STOCKS{::} -- 95.8%
             UNITED KINGDOM -- 25.0%
  1,910,200  Allied Domecq PLC...............................................................  $ 11,416,119
  2,030,500  Amvescap PLC....................................................................    12,579,760
  1,454,800  BAE Systems PLC.................................................................     4,239,142
    809,500  BOC Group PLC...................................................................    11,385,537
  3,200,803  BP Amoco PLC....................................................................    20,531,551
  4,990,000  British Airways PLC(1)..........................................................    10,324,809
  5,188,707  Cable & Wireless PLC............................................................    12,014,451
  2,270,000  Cadbury Schweppes PLC...........................................................    14,773,841
  6,020,900  Hays PLC........................................................................     8,453,946
  1,110,000  Johnson Matthey PLC.............................................................    15,004,203
  4,888,300  Kingfisher PLC..................................................................    17,092,919
  2,398,400  Lloyds TSB Group PLC............................................................    20,637,752
  6,253,000  Logica PLC(2)...................................................................    15,261,072
  2,200,000  Peninsular & Orient Steam Navigation Co. (The)..................................     6,548,300
    719,500  Rio Tinto PLC Ord...............................................................    13,001,365
  3,000,000  Safeway PLC.....................................................................    10,419,600
  2,262,700  Scottish Power PLC..............................................................    12,425,391
  1,680,000  Six Continents PLC..............................................................    13,641,264
  2,823,537  Trinity Mirror PLC..............................................................    15,991,102
                                                                                               ------------
                                                                                                245,742,124
                                                                                               ------------
             JAPAN -- 16.7%
    523,000  Canon, Inc......................................................................    19,296,660
  1,065,000  Dai Nippon Printing Co., Ltd....................................................    10,884,193
    630,000  Daiichi Pharmaceutical Co., Ltd.................................................     9,205,245
    410,000  Fuji Photo Film Co., Ltd.(2)....................................................    11,312,105
    336,800  Honda Motor Co., Ltd............................................................    12,069,194
    684,000  Kao Corp........................................................................    15,633,504
  1,536,000  Konica Corp.....................................................................    10,431,744
  4,032,000  Kubota Corp.....................................................................    10,169,914
      4,500  Nippon Telegraph and Telephone Corp.............................................    16,493,056
  1,771,000  Sumitomo Chemical Co., Ltd......................................................     5,305,562
    450,000  Takeda Chemical Industries, Ltd.................................................    18,697,050
    601,300  Terumo Corp.....................................................................     8,265,650
    670,300  Toyota Motor Corp...............................................................    16,305,249
                                                                                               ------------
                                                                                                164,069,126
                                                                                               ------------
             NETHERLANDS -- 9.4%
  1,067,200  ABN-AMRO Holdings N.V...........................................................    15,673,326
    328,900  Akzo Nobel N.V..................................................................     9,836,577
    730,900  Hagemeyer N.V...................................................................     5,537,225
    612,700  Koninklijke (Royal) Philips Electronics N.V. ADR................................    10,844,790

                       See Notes to Financial Statements.
                                 ----- 63 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  SHARES                                                                                          VALUE
-----------                                                                                    ------------

COMMON STOCKS{::} -- (CONTINUED)
            NETHERLANDS -- (CONTINUED)
    729,380  Koninklijke Ahold N.V...........................................................  $  9,173,412
    724,000  Koninklijke Numico N.V.(2)......................................................    11,543,528
    481,100  Royal Dutch Petroleum Co.(2)....................................................    20,810,943
    563,323  TPG N.V. ADR(2).................................................................     9,052,601
                                                                                               ------------
                                                                                                 92,472,402
                                                                                               ------------
             FRANCE -- 6.6%
    396,700  Assurances Generales De France(2)...............................................    13,746,091
    406,520  Compagnie de Saint-Gobain.......................................................     8,828,639
    211,755  LaFarge SA ADR..................................................................    16,870,711
    147,800  Societe BIC SA..................................................................     4,625,253
    154,376  Total Fina Elf SA...............................................................    21,265,726
                                                                                               ------------
                                                                                                 65,336,420
                                                                                               ------------
             GERMANY -- 5.4%
    333,900  Bayer AG........................................................................     6,335,552
    900,000  Continental AG(1)...............................................................    12,896,910
    275,200  E.On AG.........................................................................    12,345,830
    601,800  Metro AG........................................................................    14,100,716
    171,300  Schering AG.....................................................................     7,783,135
                                                                                               ------------
                                                                                                 53,462,143
                                                                                               ------------
             AUSTRALIA -- 5.1%
  4,074,185  BHP Billiton, Ltd...............................................................    21,911,782
    814,837  BHP Steel, Ltd.(1)..............................................................     1,347,740
    935,000  Commonwealth Bank of Australia..................................................    15,775,974
  5,470,000  Mayne Group, Ltd................................................................    10,929,607
                                                                                               ------------
                                                                                                 49,965,103
                                                                                               ------------
             IRELAND -- 3.2%
  1,400,000  Allied Irish Banks PLC..........................................................    19,618,200
    940,615  CRH PLC.........................................................................    11,941,860
                                                                                               ------------
                                                                                                 31,560,060
                                                                                               ------------
             ITALY -- 3.1%
    742,074  Benetton Group SPA(2)...........................................................     7,539,917
     83,900  ENI SPA Sponsored ADR(2)........................................................     5,773,998
    910,015  La Rinascente SPA...............................................................     4,010,345
  1,860,000  Mediaset SPA....................................................................    12,985,962
                                                                                               ------------
                                                                                                 30,310,222
                                                                                               ------------

                       See Notes to Financial Statements.
                                 ----- 64 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  SHARES                                                                                          VALUE
-----------                                                                                    ------------

COMMON STOCKS{::} -- (CONTINUED)
             SPAIN -- 3.0%
  1,359,454  Endesa SA.......................................................................  $ 14,041,800
  1,044,900  Grupo Dragados SA(2)............................................................    15,118,136
                                                                                               ------------
                                                                                                 29,159,936
                                                                                               ------------
             SWEDEN -- 2.9%
  1,235,000  Electrolux AB - Series B(2).....................................................    18,736,432
    664,000  Volvo AB - Class B..............................................................    10,001,234
                                                                                               ------------
                                                                                                 28,737,666
                                                                                               ------------
             SWITZERLAND -- 2.8%
    198,900  Credit Suisse Group Reg.(1).....................................................     3,799,626
     50,000  Nestle SA Reg...................................................................    10,720,160
    205,900  Novartis AG.....................................................................     7,852,758
     70,100  Swiss Re........................................................................     4,867,429
                                                                                               ------------
                                                                                                 27,239,973
                                                                                               ------------
             REPUBLIC OF KOREA -- 2.5%
  1,082,500  Korea Electric Power Corp.(2)...................................................     9,103,825
    105,200  Samsung Electronics Co., Ltd. GDR...............................................    14,991,000
                                                                                               ------------
                                                                                                 24,094,825
                                                                                               ------------
             GREECE -- 2.2%
    917,000  Bank of Piraeus.................................................................     5,593,975
    116,920  Commercial Bank of Greece.......................................................     1,537,662
  1,299,624  Hellenic Telecommunication Organization SA......................................    14,620,770
                                                                                               ------------
                                                                                                 21,752,407
                                                                                               ------------
             DENMARK -- 2.1%
  2,985,440  Nordea AB.......................................................................    11,934,595
    425,100  TDC A/S.........................................................................     9,176,719
                                                                                               ------------
                                                                                                 21,111,314
                                                                                               ------------
             BELGIUM -- 2.0%
  1,056,600  Fortis Group....................................................................    19,336,837
                                                                                               ------------
             MEXICO -- 1.2%
    372,000  Telefonos De Mexico SA de CV ADR(2).............................................    11,346,000
                                                                                               ------------
             ISRAEL -- 0.9%
    666,100  Check Point Software Technologies, Ltd.(2)......................................     9,185,519
                                                                                               ------------
             HONG KONG -- 0.9%
  2,143,000  Hong Kong Electric Holdings.....................................................     8,710,438
                                                                                               ------------

                       See Notes to Financial Statements.
                                 ----- 65 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                                OCTOBER 31, 2002

  SHARES                                                                                          VALUE
-----------                                                                                    ------------

COMMON STOCKS{::} -- (CONTINUED)
             CANADA -- 0.8%
    220,000  Talisman Energy, Inc............................................................  $  8,031,386
                                                                                               ------------
             TOTAL COMMON STOCKS
               (Cost $1,045,685,749).........................................................   941,623,901
                                                                                               ------------

   FACE
  AMOUNT
-----------
REPURCHASE AGREEMENT -- 4.9%
$48,304,931  With Investors Bank & Trust Co., dated 10/31/02, 1.30%, principal and interest in the amount of $48,306,675, due 11/01/02, (collateralized by FNMA 555047 with a par value of $30,352,022, coupon rate of 5.24%, due 10/01/32, market value of $30,890,297 and FNMA 644210 with a par value of $19,441,059, coupon
               rate of 4.85%, due 9/01/32, market value of $19,829,881)......................    48,304,931
                                                                                               ------------
             TOTAL REPURCHASE AGREEMENT
               (Cost $48,304,931)............................................................    48,304,931
                                                                                               ------------

TOTAL INVESTMENTS
  (Cost $1,093,990,680)(3)......................................................    100.7% $989,928,832
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................     (0.7)   (6,591,619)
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $983,337,213
                                                                                  =======  ============

------------

{::} Percentages indicated are based on net assets.
(1)  Non-income producing security.
(2)  Securities or partial securities on loan. See Note 5.
(3)  Aggregate cost for federal tax purposes was $1,095,143,144.
Abbreviations:
ADR -- American Depositary Receipt
FNMA -- Federal National Mortgage Association
GDR -- Global Depositary Receipt

                       See Notes to Financial Statements.
                                 ----- 66 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
                             SECTOR DIVERSIFICATION

   ON OCTOBER 31, 2002, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS
                                  (UNAUDITED):

                                             % OF
                                          NET ASSETS        VALUE
                                          ----------  -----------------

INDUSTRIES:
    Finance.............................      11.5%   $     113,184,630
    Industrial..........................      10.6          104,212,025
    Utilities...........................       7.9           77,150,003
    Energy..............................       7.0           68,382,218
    Beverages, Food & Tobacco...........       6.7           66,105,257
    Technology..........................       6.2           61,201,961
    Automotive..........................       5.2           51,272,587
    Pharmaceuticals.....................       4.4           43,538,188
    Financial Services..................       4.3           42,336,197
    Chemicals...........................       3.4           32,863,228
    Retailers...........................       3.0           29,672,019
    Media - Broadcasting & Publishing...       3.0           28,977,064
    Computer Software & Processing......       2.5           24,446,591
    Metals..............................       2.4           23,259,522
    Entertainment & Leisure.............       2.2           21,743,849
    Home Construction, Furnishings &
      Appliances........................       1.9           18,736,432
    Transportation......................       1.8           17,477,907
    Building Materials..................       1.7           17,092,919
    Cosmetics & Personal Care...........       1.6           15,633,504
    Electronics.........................       1.5           14,991,000
    Mining..............................       1.3           13,001,365
    Communications......................       1.2           12,014,451
    Heavy Machinery.....................       1.2           11,941,860
    Airlines............................       1.1           10,324,809
    Food Retailers......................       0.9            9,173,412
    Medical Supplies....................       0.8            8,265,650
    Miscellaneous.......................       0.5            4,625,253
                                          ----------  -----------------
    TOTAL COMMON STOCKS.................      95.8%   $     941,623,901

    REPURCHASE AGREEMENT................       4.9           48,304,931
                                          ----------  -----------------

    TOTAL INVESTMENTS...................     100.7%   $     989,928,832
                                          ==========  =================

                       See Notes to Financial Statements.
                                 ----- 67 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2002

  SHARES                                                                                          VALUE
-----------                                                                                    ------------
COMMON STOCKS{::} -- 96.9%
             UNITED KINGDOM -- 25.6%
    418,500  Allied Domecq PLC...............................................................  $  2,501,122
    549,800  Amvescap PLC....................................................................     3,406,231
    375,900  BAE Systems PLC.................................................................     1,095,335
    298,800  BOC Group PLC...................................................................     4,202,592
    803,017  BP Amoco PLC....................................................................     5,150,953
  1,140,000  British Airways PLC(1)..........................................................     2,358,774
  1,435,593  Cable & Wireless PLC............................................................     3,324,116
    753,100  Cadbury Schweppes PLC...........................................................     4,901,401
  2,150,500  Hays PLC........................................................................     3,019,517
    371,500  Johnson Matthey PLC.............................................................     5,021,677
  1,262,736  Kingfisher PLC..................................................................     4,415,409
    651,100  Lloyds TSB Group PLC............................................................     5,602,585
  1,399,000  Logica PLC(2)...................................................................     3,414,399
    550,000  Peninsular & Orient Steam Navigation Co. (The)..................................     1,637,075
    173,700  Rio Tinto PLC Ord...............................................................     3,138,759
  1,033,000  Safeway PLC.....................................................................     3,587,816
    612,762  Scottish Power PLC..............................................................     3,364,921
    416,000  Six Continents PLC..............................................................     3,377,837
    692,580  Trinity Mirror PLC..............................................................     3,922,427
                                                                                               ------------
                                                                                                 67,442,946
                                                                                               ------------
             JAPAN -- 16.7%
    157,000  Canon, Inc......................................................................     5,792,688
    261,000  Dai Nippon Printing Co., Ltd....................................................     2,667,394
    243,000  Daiichi Pharmaceutical Co., Ltd.................................................     3,550,594
    101,000  Fuji Photo Film Co., Ltd........................................................     2,786,640
     83,500  Honda Motor Co., Ltd............................................................     2,992,214
    216,000  Kao Corp........................................................................     4,936,896
    409,000  Konica Corp.....................................................................     2,777,723
    902,000  Kubota Corp.....................................................................     2,275,115
      1,150  Nippon Telegraph and Telephone Corp.............................................     4,214,892
    770,000  Sumitomo Chemical Co., Ltd......................................................     2,306,766
    100,000  Takeda Chemical Industries, Ltd.................................................     4,154,900
    141,100  Terumo Corp.....................................................................     1,939,603
    147,600  Toyota Motor Corp...............................................................     3,590,414
                                                                                               ------------
                                                                                                 43,985,839
                                                                                               ------------
             NETHERLANDS -- 9.7%
    330,600  ABN-AMRO Holdings N.V...........................................................     4,855,324
     90,000  Akzo Nobel N.V..................................................................     2,691,675
    201,900  Hagemeyer N.V...................................................................     1,529,574
    154,150  Koninklijke (Royal) Philips Electronics N.V. ADR................................     2,728,455

                       See Notes to Financial Statements.
                                 ----- 68 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  SHARES                                                                                          VALUE
-----------                                                                                    ------------

COMMON STOCKS{::} -- (CONTINUED)
            NETHERLANDS -- (CONTINUED)
    244,275  Koninklijke Ahold N.V...........................................................  $  3,072,247
    174,800  Koninklijke Numico N.V.(2)......................................................     2,787,029
     99,200  Royal Dutch Petroleum Co........................................................     4,291,094
    223,200  TPG N.V.........................................................................     3,616,197
                                                                                               ------------
                                                                                                 25,571,595
                                                                                               ------------
             FRANCE -- 5.8%
     90,600  Assurances Generales De France(2)...............................................     3,139,390
    100,100  Compagnie de Saint-Gobain.......................................................     2,173,932
     52,228  LaFarge SA ADR..................................................................     4,161,052
     39,200  Societe BIC SA..................................................................     1,226,725
     32,479  Total Fina Elf SA...............................................................     4,474,073
                                                                                               ------------
                                                                                                 15,175,172
                                                                                               ------------
             GERMANY -- 5.7%
     70,700  Bayer AG........................................................................     1,341,490
    245,000  Continental AG(1)...............................................................     3,510,825
     96,400  E.On AG.........................................................................     4,324,629
    164,700  Metro AG........................................................................     3,859,069
     46,400  Schering AG.....................................................................     2,108,216
                                                                                               ------------
                                                                                                 15,144,229
                                                                                               ------------
             AUSTRALIA -- 4.5%
  1,014,376  BHP Billiton, Ltd...............................................................     5,455,517
    202,875  BHP Steel, Ltd.(1)..............................................................       335,555
    204,900  Commonwealth Bank of Australia..................................................     3,457,216
  1,379,000  Mayne Group, Ltd................................................................     2,755,380
                                                                                               ------------
                                                                                                 12,003,668
                                                                                               ------------
             ITALY -- 4.3%
    181,844  Benetton Group SPA..............................................................     1,847,644
     70,000  ENI SPA Sponsored ADR(2)........................................................     4,817,400
    243,600  La Rinascente SPA...............................................................     1,073,521
    500,000  Mediaset SPA....................................................................     3,490,850
                                                                                               ------------
                                                                                                 11,229,415
                                                                                               ------------
             SWITZERLAND -- 3.5%
     46,100  Credit Suisse Group Reg.(1).....................................................       880,658
     15,000  Nestle SA Reg...................................................................     3,216,048
    102,500  Novartis AG.....................................................................     3,909,217
     19,200  Swiss Re........................................................................     1,333,162
                                                                                               ------------
                                                                                                  9,339,085
                                                                                               ------------

                       See Notes to Financial Statements.
                                 ----- 69 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  SHARES                                                                                          VALUE
-----------                                                                                    ------------

COMMON STOCKS{::} -- (CONTINUED)
             SPAIN -- 3.1%
    372,042  Endesa SA.......................................................................  $  3,842,822
    304,700  Grupo Dragados SA...............................................................     4,408,552
                                                                                               ------------
                                                                                                  8,251,374
                                                                                               ------------
             IRELAND -- 2.9%
    320,700  Allied Irish Banks PLC..........................................................     4,493,969
    254,642  CRH PLC.........................................................................     3,232,884
                                                                                               ------------
                                                                                                  7,726,853
                                                                                               ------------
             SWEDEN -- 2.7%
    262,300  Electrolux AB - Series B........................................................     3,979,406
    205,100  Volvo AB - Class B..............................................................     3,089,237
                                                                                               ------------
                                                                                                  7,068,643
                                                                                               ------------
             REPUBLIC OF KOREA -- 2.4%
    251,500  Korea Electric Power Corp.(2)...................................................     2,115,115
     28,700  Samsung Electronics Co., Ltd. GDR...............................................     4,089,750
                                                                                               ------------
                                                                                                  6,204,865
                                                                                               ------------
             DENMARK -- 2.3%
    728,483  Nordea AB.......................................................................     2,912,184
    148,400  TDC A/S.........................................................................     3,203,540
                                                                                               ------------
                                                                                                  6,115,724
                                                                                               ------------
             GREECE -- 1.8%
    202,000  Bank of Piraeus.................................................................     1,232,261
     20,000  Commercial Bank of Greece.......................................................       263,028
    288,200  Hellenic Telecommunication Organization SA......................................     3,242,250
                                                                                               ------------
                                                                                                  4,737,539
                                                                                               ------------
             CANADA -- 1.4%
    100,000  Talisman Energy, Inc............................................................     3,650,630
                                                                                               ------------
             BELGIUM -- 1.2%
    180,200  Fortis Group....................................................................     3,297,840
                                                                                               ------------
             HONG KONG -- 1.2%
    783,000  Hong Kong Electric Holdings.....................................................     3,182,582
                                                                                               ------------
             MEXICO -- 1.2%
    100,500  Telefonos De Mexico SA de CV ADR................................................     3,065,250
                                                                                               ------------
             ISRAEL -- 0.9%
    166,900  Check Point Software Technologies, Ltd.(2)......................................     2,301,551
                                                                                               ------------
             TOTAL COMMON STOCKS
               (Cost $308,519,875)...........................................................   255,494,800
                                                                                               ------------

                       See Notes to Financial Statements.
                                 ----- 70 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------
REPURCHASE AGREEMENT -- 4.0%
$10,520,011  With Investors Bank & Trust Co., dated 10/31/02, 1.30%, principal and interest in the amount of $10,520,391, due 11/01/02, (collateralized by FHR 2295 B with a par value of $11,059,087, coupon rate of 2.25%, due 03/15/31, market value of $11,053,677)...............................................................  $ 10,520,011
                                                                                               ------------
             TOTAL REPURCHASE AGREEMENT
               (Cost $10,520,011)............................................................    10,520,011
                                                                                               ------------

TOTAL INVESTMENTS
  (Cost $319,039,886)(3)........................................................    100.9% $266,014,811
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................     (0.9)   (2,245,402)
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $263,769,409
                                                                                  =======  ============

------------

{::} Percentages indicated are based on net assets.
(1)  Non-income producing security.
(2)  Securities or partial securities on loan. See Note 5.
(3)  Aggregate cost for federal tax purposes was $320,064,394.
Abbreviations:
ADR -- American Depositary Receipt
FHR -- Federal Home Loan Mortgage Corporation REMIC
GDR -- Global Depositary Receipt

                       See Notes to Financial Statements.
                                 ----- 71 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                             SECTOR DIVERSIFICATION
                                OCTOBER 31, 2002

   ON OCTOBER 31, 2002, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS
                                  (UNAUDITED):

                                             % OF
                                          NET ASSETS        VALUE
                                          ----------  -----------------

INDUSTRIES:
    Industrial..........................      11.2%   $      29,644,021
    Finance.............................      10.7           28,169,777
    Utilities...........................       8.7           23,098,859
    Energy..............................       7.1           18,733,520
    Beverages, Food & Tobacco...........       6.8           17,856,958
    Technology..........................       6.2           16,302,609
    Pharmaceuticals.....................       5.2           13,722,927
    Automotive..........................       5.0           13,182,690
    Chemicals...........................       4.0           10,542,523
    Financial Services..................       3.9           10,291,887
    Retailers...........................       3.5            9,357,343
    Media - Broadcasting & Publishing...       2.8            7,413,277
    Metals..............................       2.2            5,791,072
    Computer Software & Processing......       2.2            5,715,950
    Entertainment & Leisure.............       2.1            5,564,363
    Cosmetics & Personal Care...........       1.9            4,936,896
    Building Materials..................       1.7            4,415,409
    Transportation......................       1.7            4,392,455
    Electronics.........................       1.5            4,089,750
    Home Construction, Furnishings &
      Appliances........................       1.5            3,979,406
    Communications......................       1.3            3,324,116
    Heavy Machinery.....................       1.2            3,232,884
    Mining..............................       1.2            3,138,759
    Food Retailers......................       1.2            3,072,247
    Airlines............................       0.9            2,358,774
    Medical Supplies....................       0.7            1,939,603
    Miscellaneous.......................       0.5            1,226,725
                                          ----------  -----------------
    TOTAL COMMON STOCKS.................      96.9%   $     255,494,800

    REPURCHASE AGREEMENT................       4.0           10,520,011
                                          ----------  -----------------

    TOTAL INVESTMENTS...................     100.9%   $     266,014,811
                                          ==========  =================

                       See Notes to Financial Statements.
                                 ----- 72 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2002

  SHARES                                                                                         VALUE
----------                                                                                    -----------
COMMON STOCKS -- 96.9%{::}
            APPAREL RETAILERS -- 0.2%
     9,100  Gymboree Corp. (The)(1).........................................................  $   167,076
                                                                                              -----------
            BANKING -- 0.7%
    30,400  Boston Private Financial Holdings, Inc..........................................      559,664
                                                                                              -----------
            BEVERAGES, FOOD & TOBACCO -- 2.6%
    54,600  Performance Food Group, Co.(1),(2)..............................................    2,030,574
                                                                                              -----------
            BIOTECHNOLOGY -- 0.4%
    95,000  Harvard Bioscience, Inc.(1).....................................................      285,000
                                                                                              -----------
            COMMERCIAL SERVICES -- 3.8%
    26,300  Coinstar, Inc.(1)...............................................................      788,737
     4,300  Gen-Probe, Inc.(1),(2)..........................................................       88,924
    95,800  InterCept, Inc.(1)..............................................................    1,514,598
    23,900  Raindance Communications, Inc.(1)...............................................       68,593
    11,110  Resources Connection, Inc.(1)...................................................      190,203
     5,700  Strayer Education, Inc..........................................................      302,670
                                                                                              -----------
                                                                                                2,953,725
                                                                                              -----------
            CONSULTING SERVICES -- 7.6%
    20,900  Advisory Board Co. (The)(1).....................................................      669,845
   101,750  Corporate Executive Board Co.(1)................................................    3,377,082
    45,500  FTI Consulting, Inc.(1),(2).....................................................    1,892,800
                                                                                              -----------
                                                                                                5,939,727
                                                                                              -----------
            CONSUMER SERVICES -- 13.7%
    18,633  99 Cents Only Stores(1),(2).....................................................      504,023
    14,100  California Pizza Kitchen, Inc.(1)...............................................      373,946
   115,825  Copart, Inc.(1).................................................................    1,235,853
    41,000  Corinthian Colleges, Inc.(1)....................................................    1,553,900
    24,800  Cost Plus, Inc.(1),(2)..........................................................      716,745
    31,200  Cox Radio, Inc. - Class A(1)....................................................      740,688
    12,800  Duane Reade, Inc.(1)............................................................      246,272
    13,300  eBay, Inc.(1)...................................................................      841,358
    38,700  Education Management Corp.(1)...................................................    1,420,290
    10,200  Entercom Communications Corp.(1),(2)............................................      502,044
     6,800  Linens 'N Things, Inc.(1).......................................................      159,868
    29,300  Macrovision Corp.(1)............................................................      377,970
     6,500  Oakley, Inc.(1).................................................................       76,830
    22,000  Peet's Coffee & Tea, Inc.(1),(2)................................................      317,240
    38,200  SmartForce PLC ADR(1)...........................................................      153,182

                       See Notes to Financial Statements.
                                 ----- 73 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  SHARES                                                                                         VALUE
----------                                                                                    -----------

COMMON STOCKS -- (CONTINUED)
           CONSUMER SERVICES -- (CONTINUED)
    53,200  Spanish Broadcasting System, Inc.(1)............................................  $   352,716
    32,100  Westwood One, Inc.(1)...........................................................    1,165,230
                                                                                              -----------
                                                                                               10,738,155
                                                                                              -----------
            CONTAINERS & PACKAGING -- 0.7%
    37,400  Mobile Mini, Inc.(1),(2)........................................................      542,300
                                                                                              -----------
            ELECTRONIC TECHNOLOGY -- 2.6%
    45,300  FEI Co.(1)......................................................................      727,065
    31,876  Intersil Corp. - Class A(1).....................................................      541,573
    56,900  O2Micro International, Ltd.(1),(2)..............................................      488,145
    11,100  Varian Semiconductor Equipment Associates, Inc.(1)..............................      264,402
                                                                                              -----------
                                                                                                2,021,185
                                                                                              -----------
            ENTERTAINMENT & LEISURE -- 0.2%
    13,500  Pinnacle Systems, Inc.(1).......................................................      160,515
                                                                                              -----------
            ENVIRONMENTAL -- 1.4%
   121,250  Tetra Tech, Inc.(1).............................................................    1,076,700
                                                                                              -----------
            FINANCE -- 0.4%
    12,100  SEI Investments Co..............................................................      322,949
                                                                                              -----------
            FINANCIAL SERVICES -- 1.2%
    15,000  Factset Research Systems, Inc.(2)...............................................      410,250
     5,000  Investment Technology Group, Inc.(1),(2)........................................      159,500
    26,900  NCO Group, Inc.(1),(2)..........................................................      369,337
                                                                                              -----------
                                                                                                  939,087
                                                                                              -----------
            HEALTH CARE -- 3.7%
    17,700  Andrx Group(1)..................................................................      273,465
    10,400  CV Therapeutics, Inc.(1),(2)....................................................      249,600
    25,800  Lexicon Genetics, Inc.(1),(2)...................................................      118,938
    43,200  Medicis Pharmaceutical Corp. - Class A(1),(2)...................................    1,982,880
     4,900  Myriad Genetics, Inc.(1),(2)....................................................       88,494
    16,700  Thoratec Corp.(1)...............................................................      148,630
                                                                                              -----------
                                                                                                2,862,007
                                                                                              -----------
            HEALTH CARE PROVIDERS -- 1.6%
    29,000  Centene Corp.(1),(2)............................................................      882,470
    10,200  Odyssey Healthcare, Inc.(1),(2).................................................      356,796
                                                                                              -----------
                                                                                                1,239,266
                                                                                              -----------
            HEALTH CARE SERVICES -- 14.3%
    49,100  Accredo Health, Inc.(1),(2).....................................................    2,272,348

                       See Notes to Financial Statements.
                                 ----- 74 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  SHARES                                                                                         VALUE
----------                                                                                    -----------

COMMON STOCKS -- (CONTINUED)
           HEALTH CARE SERVICES -- (CONTINUED)
    18,500  Albany Molecular Research, Inc.(1)..............................................  $   285,640
     7,660  American Healthways, Inc.(1),(2)................................................      150,519
    63,200  Amsurg Corp.(1).................................................................    1,760,752
    43,900  Dianon Systems, Inc.(1).........................................................    1,756,000
    20,400  First Health Group Corp.(1).....................................................      529,992
    43,500  Impath, Inc.(1),(2).............................................................      698,218
    19,250  Option Care, Inc.(1)............................................................      150,150
    66,600  Orthodontic Centers of America, Inc.(1),(2).....................................      635,364
    76,119  Pharmaceutical Product Development, Inc.(1).....................................    2,085,661
    16,300  Sunrise Assisted Living, Inc.(1),(2)............................................      339,040
    46,700  U.S. Physical Therapy, Inc.(1)..................................................      465,132
                                                                                              -----------
                                                                                               11,128,816
                                                                                              -----------
            HEALTHCARE -- 0.4%
    12,700  AdvancePCS(1)...................................................................      318,770
                                                                                              -----------
            HOUSING & HOME FURNISHINGS -- 0.8%
    25,500  Williams-Sonoma, Inc.(1)........................................................      606,900
                                                                                              -----------
            MEDIA - BROADCASTING & PUBLISHING -- 0.2%
    17,400  Gray Television, Inc. - Class B(2)..............................................      153,990
                                                                                              -----------
            MEDIA/COMMUNICATIONS -- 7.9%
     8,300  Cumulus Media, Inc. - Class A(1)................................................      142,262
    69,000  Getty Images, Inc.(1),(2).......................................................    1,977,540
    10,320  Information Holdings, Inc.(1)...................................................      155,832
     1,100  Lin TV Corp. - Class A(1).......................................................       22,693
    44,900  Mediacom Communications Corp.(1)................................................      244,705
    30,500  Radio One, Inc. - Class A(1)....................................................      512,400
   144,800  Radio One, Inc. - Class D(1),(2)................................................    2,415,264
    46,400  Webex Communications, Inc.(1),(2)...............................................      727,552
                                                                                              -----------
                                                                                                6,198,248
                                                                                              -----------
            MEDICAL PRODUCTS & SUPPLIES -- 6.1%
    97,800  Align Technology, Inc.(1).......................................................      173,106
    64,188  American Medical System Holdings, Inc.(1).......................................      897,990
    28,800  American Pharmacuetical Partners, Inc.(1),(2)...................................      576,000
    14,000  ICU Medical, Inc.(1),(2)........................................................      542,500
    24,800  Impax Laboratories, Inc.(1).....................................................      125,736
     9,760  Intermune, Inc.(1),(2)..........................................................      358,485
    12,700  PolyMedica Corp.(1),(2).........................................................      356,997
    19,800  Priority Healthcare Corp. - Class B(1)..........................................      480,942

                       See Notes to Financial Statements.
                                 ----- 75 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  SHARES                                                                                         VALUE
----------                                                                                    -----------

COMMON STOCKS -- (CONTINUED)
           MEDICAL PRODUCTS & SUPPLIES -- (CONTINUED)
    33,700  SurModics, Inc.(1),(2)..........................................................  $ 1,153,214
     5,300  Vertex Pharmaceuticals, Inc.(1).................................................      103,933
                                                                                              -----------
                                                                                                4,768,903
                                                                                              -----------
            REINSURANCE -- 0.2%
    10,300  Odyssey Re Holdings Corp.(2)....................................................      187,666
                                                                                              -----------
            RESTAURANTS -- 2.1%
    24,400  Cheesecake Factory, Inc. (The)(1)...............................................      827,160
     8,900  Landry's Restaurants, Inc.......................................................      202,564
    18,900  Panera Bread Co. - Class A(1),(2)...............................................      614,250
                                                                                              -----------
                                                                                                1,643,974
                                                                                              -----------
            RETAILERS -- 8.2%
     9,900  A.C. Moore Arts & Crafts, Inc.(1)...............................................      155,826
    12,200  Action Performance Companies, Inc.(2)...........................................      251,808
    83,650  Chico's FAS, Inc.(1),(2)........................................................    1,614,445
    13,800  GSI Commerce, Inc.(1),(2).......................................................       67,758
    71,500  Hot Topic, Inc.(1),(2)..........................................................    1,394,250
    71,000  O'Reilly Automotive, Inc.(1)....................................................    1,936,170
    39,700  PETsMART, Inc.(1)...............................................................      758,667
    18,000  ShopKo Stores, Inc.(1)..........................................................      228,060
                                                                                              -----------
                                                                                                6,406,984
                                                                                              -----------
            SPECIALTY TELECOMMUNICATION SERVICES -- 0.4%
    17,200  Advanced Fibre Communication, Inc.(1)...........................................      278,279
                                                                                              -----------
            TECHNOLOGY -- 7.8%
    17,500  Agile Software Corp.(1).........................................................      119,175
    11,900  CheckFree Corp.(1),(2)..........................................................      193,732
    17,200  CSG Systems International, Inc.(1)..............................................      221,519
     6,800  Cymer, Inc.(1),(2)..............................................................      170,816
    10,900  Exar Corp.(1)...................................................................      137,340
    40,600  Integrated Circuit Systems, Inc.(1).............................................      829,864
    36,900  Interwoven, Inc.(1).............................................................       72,287
    34,000  Itron, Inc.(1)..................................................................      744,260
    27,400  Marvell Technology Group, Ltd.(1)...............................................      444,154
    19,900  Maxim Intergrated Products, Inc.(1).............................................      633,616
    13,600  Mercury Interactive Corp.(1)....................................................      358,632
    27,800  Micrel, Inc.(1),(2).............................................................      229,628
    15,140  Numerical Technologies, Inc.(1).................................................       61,468
    43,600  Quest Software, Inc.(1).........................................................      476,112
    47,500  Semtech Corp.(1)................................................................      671,175
    49,000  Siebel Systems, Inc.(1).........................................................      368,480

                       See Notes to Financial Statements.
                                 ----- 76 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  SHARES                                                                                         VALUE
----------                                                                                    -----------

COMMON STOCKS -- (CONTINUED)
           TECHNOLOGY -- (CONTINUED)
    54,900  Silicon Image, Inc.(1)..........................................................  $   245,952
    18,000  Verisign, Inc.(1),(2)...........................................................      144,900
                                                                                              -----------
                                                                                                6,123,110
                                                                                              -----------
            TECHNOLOGY SOFTWARE/SERVICES -- 6.0%
     6,000  Activision, Inc.(1),(2).........................................................      123,000
   116,700  Actuate Corp.(1)................................................................      212,394
    28,500  ANSYS, Inc.(1)..................................................................      558,600
    21,300  Manhattan Associates, Inc.(1),(2)...............................................      478,824
    29,300  Manugistics Group, Inc.(1)......................................................       84,970
    11,500  McDATA Corp. - Class A(1).......................................................       75,670
    13,600  Netiq Corp.(1),(2)..............................................................      191,896
    54,250  OPNET Technologies, Inc.(1).....................................................      436,713
    33,800  Overture Services, Inc.(1),(2)..................................................      930,514
    35,800  Precise Software Solutions, Ltd.(1).............................................      415,280
    55,256  Retek, Inc.(1)..................................................................      180,687
    51,300  Selectica, Inc.(1)..............................................................      133,380
    43,700  Ventiv Health, Inc.(1)..........................................................       60,743
    51,500  Verisity, Ltd.(1)...............................................................      834,300
                                                                                              -----------
                                                                                                4,716,971
                                                                                              -----------
            TELECOMMUNICATION - LONG DISTANCE -- 0.4%
    13,400  Celgene Corp.(1),(2)............................................................      296,810
                                                                                              -----------
            TELECOMMUNICATIONS -- 0.5%
    36,000  Polycom, Inc.(1),(2)............................................................      354,600
                                                                                              -----------
            TRUCKING -- 0.8%
    32,800  Knight Transportation, Inc.(1)..................................................      647,472
                                                                                              -----------
            TOTAL COMMON STOCKS
              (Cost $95,013,204)............................................................   75,669,423
                                                                                              -----------

                       See Notes to Financial Statements.
                                 ----- 77 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------
REPURCHASE AGREEMENT -- 3.3%
$2,586,372  With Investors Bank & Trust Co., dated 10/31/02, 1.30%, principal and interest in the amount of $2,586,465, due 11/01/02, (collateralized by FNMA 612605 with a par value of $2,630,387, coupon rate of 6.06%, due 10/01/31, market value of
              $2,715,690)...................................................................  $ 2,586,372
                                                                                              -----------
            TOTAL REPURCHASE AGREEMENT
              (Cost $2,586,372).............................................................    2,586,372
                                                                                              -----------

TOTAL INVESTMENTS
  (Cost $97,599,576)(3).........................................................    100.2%  $78,255,795
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................     (0.2)     (133,406)
                                                                                  -------   -----------
NET ASSETS......................................................................    100.0%  $78,122,389
                                                                                  =======   ===========

------------

{::} Percentages indicated are based on net assets.
(1)  Non-income producing security.
(2)  Securities or partial securities on loan. See Note 5.
(3)  Aggregate cost for federal tax purposes was $98,438,515.
Abbreviations:
ADR -- American Depositary Receipt
FNMA -- Federal National Mortgage Association

                       See Notes to Financial Statements.
                                 ----- 78 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  The Glenmede Fund, Inc. (the "Fund") consists of nine portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio (formerly the Small Capitalization Value Portfolio), the Large Cap Value Portfolio, the International Portfolio, the Institutional International Portfolio and the Small Capitalization Growth Portfolio (collectively the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Since January 2, 1998 the Small Cap Equity Portfolio has consisted of two classes of shares, the Advisor Shares and the Institutional Shares.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

  VALUATION OF SECURITIES: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

  Equity securities listed on a US securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the securities are primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

  Bonds and other fixed-income securities are valued at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their current or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

                                 ----- 79 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)

  The value of other assets and securities for which no market quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

  REPURCHASE AGREEMENTS: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

  FORWARD FOREIGN CURRENCY CONTRACTS: The International and Institutional International Portfolios may enter into forward foreign currency contracts. Forward foreign currency contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolios' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open at October 31, 2002.

  FOREIGN CURRENCY TRANSLATION: The books and records of each Portfolio are maintained in United States (US) dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement

                                 ----- 80 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

  The Strategic Equity, Small Cap Equity, Large Cap Value, Small Capitalization Growth, International and Institutional International Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

  REVERSE REPURCHASE AGREEMENTS: The Government Cash Portfolio and the Core Fixed Income Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer's holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Government Cash Portfolio and the Core Fixed Income Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements.

  The Core Fixed Income Portfolio's average daily balance of reverse repurchase agreements outstanding during the year ended October 31, 2002 was approximately $13,273,527 at a weighted average interest rate of approximately 1.296%. The maximum amount of reverse repurchase agreements outstanding at a month-end during the year ended October 31, 2002 was $18,653,000 as of August 31, 2002 and September 30, 2002, which was 7.26% and 7.45%, respectively, of total assets. The amount of reverse repurchase agreements outstanding on October 31, 2002 was $13,902,000, which was 5.50% of total assets. As of, and for the year ended October 31, 2002, the Government Cash Portfolio did not enter into any reverse repurchase agreements.

                                 ----- 81 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)

  At October 31, 2002, the following Reverse Repurchase Agreements were outstanding for Core Fixed Income Fund:

FACE VALUE                DESCRIPTION                   MARKET VALUE
----------  ----------------------------------------  ----------------
$7,632,000... With Merrill Lynch, Inc., dated
            10/31/02, 1.80%, principal and interest
            in the amount of $7,632,382, due
            11/01/02.                                 $      7,632,000
6,270,000... With Merrill Lynch, Inc., dated
            10/31/02, 1.82%, principal and interest
            in the amount of $6,270,317, due
            11/01/02.                                        6,270,000
                                                      ----------------
            TOTAL REVERSE REPURCHASE AGREEMENTS
            (COST $13,902,000)                        $     13,902,000
                                                      ================

  INTEREST-ONLY SECURITIES: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

  COLLATERALIZED MORTGAGE OBLIGATIONS: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

  TBA PURCHASE COMMITMENTS: The Core Fixed Income Portfolio may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

  OPTIONS TRANSACTIONS: The Strategic Equity Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

                                 ----- 82 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)

  Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investments Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premiums and discounts on all fixed-income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. Adopting these accounting principles did not affect the Portfolios' net asset value, but did change the classification of certain amounts between interest income and realized gain/loss in the statement of operations. As of October 31, 2002, there was no material impact on the Fund as a result of the adoption of these principles to the Fund's financial statements.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity, Small Cap Equity, Large Cap Value, International, Institutional International and Small Capitalization Growth Portfolios are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

  EXPENSES: Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expenses and the relative size of the funds.

  FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, foreign currency transactions, market discounts, net operating losses and nontaxable dividends. Net investment income/(loss), net realized capital gains/(losses) and net assets are not affected. The calculation of net investment

                                 ----- 83 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
income/(loss) per share in the financial highlights tables excludes such adjustments.

  On October 31, 2002, the following portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

                                            EXPIRING    EXPIRING      EXPIRING
PORTFOLIO                                   IN 2003      IN 2004      IN 2005
---------                                  ----------  -----------  ------------
Tax-Exempt Cash Portfolio.....             $    8,905  $    27,815  $         13

                                 EXPIRING    EXPIRING    EXPIRING      EXPIRING
PORTFOLIO                        IN 2007     IN 2008      IN 2009      IN 2010
---------                       ----------  ----------  -----------  ------------
Government Cash Portfolio.....  $       --  $       --  $        --  $      4,195
Tax-Exempt Cash Portfolio.....       7,168          --      128,382            --
Core Fixed Income Portfolio...   1,869,325   3,712,033           --            --
Strategic Equity Portfolio....          --          --    2,844,243     5,769,761
Large Cap Value Portfolio.....          --          --           --     1,387,061
International Portfolio.......          --          --    3,433,823   122,699,261
Institutional International
  Portfolio...................          --          --   16,974,585    27,919,946
Small Capitalization Growth
  Portfolio...................   5,038,496   3,250,830   44,694,610    30,478,759

  At October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                           TOTAL
                                      UNDISTRIBUTED   UNDISTRIBUTED    DISTRIBUTABLE
PORTFOLIO                            ORDINARY INCOME  LONG-TERM GAIN      EARNINGS
---------                            ---------------  --------------  ----------------
Core Fixed Income Portfolio........    $  777,896        $    --       $   4,521,032
Strategic Equity Portfolio.........        56,838             --          (7,448,387)
Small Cap Equity Portfolio.........            --         94,059          (9,462,619)
Large Cap Value Portfolio..........        22,829             --          (2,449,944)
International Portfolio............     4,096,393             --        (227,251,003)
Institutional International
  Portfolio........................     1,026,148             --         (97,917,966)
Small Capitalization Growth
  Portfolio........................            --             --        (103,632,972)

  Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

  For the year ended October 31, 2002, Government Cash and Tax-Exempt Cash Portfolios' components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

  At October 31, 2002, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Funds, with the following exception:

PORTFOLIO                                 ORDINARY INCOME  LONG-TERM GAINS
---------                                 ---------------  ---------------
Small Cap Equity Portfolio..............     $719,018        $12,037,181

                                 ----- 84 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

  Glenmede Advisers, Inc. (the "Advisor") serves as investment advisor to the Strategic Equity, Large Cap Value, International, Government Cash, Tax-Exempt Cash, Core Fixed Income, Small Cap Equity and Small Capitalization Growth Portfolios. The Advisor, a wholly-owned subsidiary of The Glenmede Trust Company, became the investment adviser to the such portfolios on September 1, 2000. Prior thereto, investment advisory services were provided by The Glenmede Trust Company.

  The Advisor is not entitled to a management fee for its investment services provided to the Strategic Equity, Large Cap Value, International, Government Cash, Tax-Exempt Cash or Core Fixed Income Portfolios. The Small Cap Equity and Small Capitalization Growth Portfolios pay the Advisor management fees at the annual rate of 0.55% and 0.25%, respectively, of such Portfolio's average daily net assets.

  Philadelphia International Advisors LP ("PIA") serves as investment advisor to the Institutional International Portfolio. PIA became the investment advisor to the Institutional International Portfolio effective January 1, 2002. From September 1, 2000 through December 31, 2001, investment advisory services were provided by the Advisor. Prior to September 1, 2000, investment advisory services were provided by The Glenmede Trust Company. The Institutional International Portfolio pays a management fee to PIA at the annual rate of 0.75% of the portfolio's average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average net assets. No management fees were waived for the fiscal year ended October 31, 2002.

  Effective January 1, 2002, PIA also serves as investment sub-advisor to the International Portfolio. The Sub-Advisor is not entitled to a management fee for services provided to the International Portfolio.

  Winslow Capital Management, Inc. and TCW Investment Management Company serve as investment sub-advisors to the Small Capitalization Growth Portfolio. The Small Capitalization Growth Portfolio pays a management fee to each sub-advisor at the annual rate of 0.60% of the portion of the Portfolio's average daily net assets that the sub-advisor manages.

  The Strategic Equity, Large Cap Value, International, Government Cash, Tax-Exempt Cash and Core Fixed Income Portfolios, and the Institutional Shares of Small Cap Equity Portfolio, each pay The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of such Portfolios' average daily net assets. The Small Capitalization Growth Portfolio and the Advisor Shares of Small Cap Equity Portfolio each pay The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.25% of such portfolio's average daily net assets. Institutional International Portfolio is not subject to the shareholder servicing plan and, accordingly, pays no shareholder fee.

  Investors Bank & Trust Company ("IBT") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios. The fee is computed daily and paid monthly.

                                 ----- 85 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)

  Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees in connection with distribution services provided to the Fund.

  The Fund pays each Board member an annual fee of $11,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings.

  Expenses for the year ended October 31, 2002 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

  During the period from February 1, 2002 through October 31, 2002, the portion of the Small Capitalization Growth Portfolio sub-advised by Winslow Capital Management, Inc. ("Winslow Capital") paid the following brokerage commissions to an affiliate of TCW Investment Management Company, Societe Generale Cowen Securities Corporation ("SG Cowen"):

  1. From February 1, 2002 through April 30, 2002, the Portfolio paid brokerage commissions of $110 ($0.05 per share) to SG Cowen;

  2. From May 1, 2002 through July 31, 2002, the Portfolio paid brokerage commissions of $1,015 ($0.05 per share) to SG Cowen; and

  3. From August 1, 2002 through October 31, 2002, the Portfolio paid brokerage commissions of $10 ($0.05 per share) to SG Cowen.

3. PURCHASES AND SALES OF SECURITIES

  For the year ended October 31, 2002, cost of purchases and proceeds from sales of long-term US Government securities were:

PORTFOLIO                                  PURCHASES       SALES
---------                                 ------------  ------------
Core Fixed Income Portfolio.............  $338,154,328  $309,128,110

  For the year ended October 31, 2002, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

PORTFOLIO                                  PURCHASES       SALES
---------                                 ------------  ------------
Core Fixed Income Portfolio.............  $ 19,974,301  $ 19,169,380
Strategic Equity Portfolio..............    39,709,928    52,817,983
Small Cap Equity Portfolio..............   175,849,038   171,428,772
Large Cap Value Portfolio...............    17,292,961    14,644,736
International Portfolio.................   388,257,159   522,947,422
Institutional International Portfolio...   128,003,645   104,132,608
Small Capitalization Growth Portfolio...    41,326,258    45,931,160

  On October 31, 2002, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized

                                 ----- 86 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                            APPRECIATION  DEPRECIATION       NET
---------                            ------------  ------------  -------------
Core Fixed Income Portfolio........  $ 9,373,212   $    48,718   $   9,324,494
Strategic Equity Portfolio.........   11,844,270    10,735,491       1,108,779
Small Cap Equity Portfolio.........   23,503,319    33,060,000      (9,556,681)
Large Cap Value Portfolio..........      480,965     1,566,677      (1,085,712)
International Portfolio............  102,938,789   208,153,101    (105,214,312)
Institutional International
  Portfolio........................    7,985,227    62,034,810     (54,049,583)
Small Capitalization Growth
  Portfolio........................   11,433,108    31,615,828     (20,182,720)

4. COMMON STOCK

  The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. At October 31, 2002, authorized shares were allocated to each Portfolio as follows:

PORTFOLIO                                           AUTHORIZED SHARES
---------                                           -----------------
Government Cash Portfolio.........................      700,000,000
Tax-Exempt Cash Portfolio.........................      740,000,000
Core Fixed Income Portfolio.......................      175,000,000
Strategic Equity Portfolio........................      125,000,000
Small Cap Equity Portfolio........................      250,000,000
Large Cap Value Portfolio.........................       75,000,000
International Portfolio...........................      225,000,000
Institutional International Portfolio.............      120,000,000
Small Capitalization Growth Portfolio.............       75,000,000

  Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

                                            YEAR ENDED       YEAR ENDED
                                             10/31/02         10/31/01
                                          ---------------  ---------------
GOVERNMENT CASH PORTFOLIO:
  Sold..................................  $ 3,001,692,891  $ 3,834,315,334
  Issued as reinvestment of dividends...           36,804           30,416
  Redeemed..............................   (2,890,200,703)  (3,826,616,084)
                                          ---------------  ---------------
  Net increase..........................  $   111,528,992  $     7,729,666
                                          ===============  ===============
TAX-EXEMPT CASH PORTFOLIO:
  Sold..................................  $ 1,917,175,370  $ 1,814,471,195
  Issued as reinvestment of dividends...            2,279            4,918
  Redeemed..............................   (1,851,989,350)  (1,709,600,680)
                                          ---------------  ---------------
  Net increase..........................  $    65,188,299  $   104,875,433
                                          ===============  ===============

                                 ----- 87 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)

                                        YEAR ENDED                  YEAR ENDED
                                         10/31/02                    10/31/01
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CORE FIXED INCOME PORTFOLIO:
  Sold........................    2,605,082  $  27,862,635    1,623,750  $  17,030,296
  Issued as reinvestment of
    dividends.................       63,776        678,412       85,782        888,607
  Redeemed....................   (1,956,606)   (20,887,113)  (2,533,117)   (26,341,507)
                                -----------  -------------  -----------  -------------
  Net increase (decrease).....      712,252  $   7,653,934     (823,585) $  (8,422,604)
                                ===========  =============  ===========  =============
STRATEGIC EQUITY PORTFOLIO:
  Sold........................      976,503  $  15,287,048      856,572  $  16,189,573
  Issued as reinvestment of
    dividends.................        3,030         45,003        2,370         40,493
  Redeemed....................   (2,003,495)   (30,796,673)  (1,105,455)   (20,148,985)
                                -----------  -------------  -----------  -------------
  Net decrease................   (1,023,962) $ (15,464,622)    (246,513) $  (3,918,919)
                                ===========  =============  ===========  =============
SMALL CAP EQUITY PORTFOLIO
  (ADVISOR CLASS):
  Sold........................    1,386,882  $  23,796,585    1,168,082  $  21,421,225
  Issued as reinvestment of
    dividends.................      732,872     10,127,612    1,468,801     23,290,065
  Redeemed....................   (1,732,268)   (29,565,594)  (2,944,919)   (50,996,530)
                                -----------  -------------  -----------  -------------
  Net increase (decrease).....      387,486  $   4,358,603     (308,036) $  (6,285,240)
                                ===========  =============  ===========  =============
SMALL CAP EQUITY PORTFOLIO
  (INSTITUTIONAL CLASS):
  Sold........................      281,446  $   4,778,678      273,584  $   4,888,836
  Issued as reinvestment of
    dividends.................      120,911      1,709,708      218,656      3,500,185
  Redeemed....................     (229,389)    (3,765,306)    (149,673)    (2,672,896)
                                -----------  -------------  -----------  -------------
  Net increase................      172,968  $   2,723,080      342,567  $   5,716,125
                                ===========  =============  ===========  =============
LARGE CAP VALUE PORTFOLIO:
  Sold........................      546,772  $   4,649,345      460,827  $   5,006,195
  Issued as reinvestment of
    dividends.................       19,003        157,027      176,259      1,555,313
  Redeemed....................     (231,841)    (2,042,502)    (928,480)   (10,099,398)
                                -----------  -------------  -----------  -------------
  Net increase (decrease).....      333,934  $   2,763,870     (291,394) $  (3,537,890)
                                ===========  =============  ===========  =============
INTERNATIONAL PORTFOLIO:
  Sold........................    7,158,447  $  96,498,200    9,248,464  $ 142,177,330
  Issued as reinvestment of
    dividends.................      361,119      4,825,706      442,985      6,122,157
  Redeemed....................  (17,855,206)  (231,768,975)  (9,209,606)  (136,095,523)
                                -----------  -------------  -----------  -------------
  Net increase (decrease).....  (10,335,640) $(130,445,069)     481,843  $  12,203,964
                                ===========  =============  ===========  =============

                                 ----- 88 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)

                                        YEAR ENDED                  YEAR ENDED
                                         10/31/02                    10/31/01
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
INSTITUTIONAL INTERNATIONAL
  PORTFOLIO:
  Sold........................   23,607,534  $ 294,519,409   25,974,496  $ 384,741,719
  Issued as reinvestment of
    dividends.................      230,268      2,911,463      373,426      4,695,015
  Redeemed....................  (22,374,398)  (279,978,082) (15,240,942)  (215,377,508)
                                -----------  -------------  -----------  -------------
  Net increase................    1,463,404  $  17,452,790   11,106,980  $ 174,059,226
                                ===========  =============  ===========  =============
SMALL CAPITALIZATION GROWTH
  PORTFOLIO:
  Sold........................    2,756,122  $  13,337,104    3,555,359  $  26,546,590
  Redeemed....................   (3,705,914)   (17,843,211)  (2,565,447)   (17,681,080)
                                -----------  -------------  -----------  -------------
  Net increase (decrease).....     (949,792) $  (4,506,107)     989,912  $   8,865,510
                                ===========  =============  ===========  =============

5. LENDING OF PORTFOLIO SECURITIES

  Each Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash in an amount at least equal to the current market value of the loaned securities. The cash collateral received was invested in overnight repurchase agreements. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

  The Portfolios generated additional income by lending their securities to approved brokers. On October 31, 2002, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

                                                                         % OF TOTAL
                                      MARKET VALUE OF   MARKET VALUE OF    ASSETS
PORTFOLIO                            LOANED SECURITIES    COLLATERAL      ON LOAN
---------                            -----------------  ---------------  ----------
Core Fixed Income Portfolio........     $15,792,115       $16,171,670         6.25
Strategic Equity Portfolio.........       5,084,684         5,265,700         5.25
Small Cap Equity Portfolio.........      24,019,302        24,989,702         9.37
Large Cap Value Portfolio..........       1,454,077         1,527,900         8.62
International Portfolio............      67,922,304        72,594,295         6.37
Institutional International
  Portfolio........................      15,421,695        16,459,048         5.44
Small Capitalization Growth
  Portfolio........................      24,505,258        25,557,473        23.58

                                 ----- 89 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)

6. NET ASSETS

  On October 31, 2002, net assets consisted of:

                                                       TAX-          CORE
                                      GOVERNMENT      EXEMPT        FIXED
                                         CASH          CASH         INCOME
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ------------  ------------  ------------
Par Value..........................  $   532,965   $    607,280  $     17,152
Paid in capital in excess of par
  value............................  532,431,820    606,634,761   183,759,940
Undistributed (distributions in
  excess of) net investment
  income...........................       73,114           (266)      777,896
Accumulated net realized loss from
  investment transactions..........       (4,195)      (172,283)   (5,581,358)
Net unrealized appreciation on
  investments......................           --             --     9,324,494
                                     ------------  ------------  ------------
  Total Net Assets.................  $533,033,704  $607,069,492  $188,298,124
                                     ============  ============  ============

                                      STRATEGIC    SMALL CAP     LARGE CAP
                                       EQUITY        EQUITY        VALUE
                                      PORTFOLIO    PORTFOLIO     PORTFOLIO
                                     -----------  ------------  -----------
Par Value..........................  $     6,684  $     16,427  $     1,969
Paid in capital in excess of par
  value............................   97,492,415   238,353,914   17,773,544
Undistributed (distributions in
  excess of) net investment
  income...........................       56,838       756,604       23,303
Accumulated net realized loss from
  investment transactions..........   (8,614,705)     (673,773)  (1,534,345)
Net unrealized appreciation
  (depreciation) on investments....    1,109,480    (9,545,453)    (938,902)
                                     -----------  ------------  -----------
  Total Net Assets.................  $90,050,712  $228,907,719  $15,325,569
                                     ===========  ============  ===========

                                                                        SMALL
                                                     INSTITUTIONAL  CAPITALIZATION
                                     INTERNATIONAL   INTERNATIONAL      GROWTH
                                       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                     --------------  -------------  --------------
Par Value..........................  $       84,278  $     23,914    $     19,878
Paid in capital in excess of par
  value............................   1,210,461,393   361,655,681     181,739,739
Undistributed (distributions in
  excess of) net investment
  income...........................       4,111,190     1,029,535          (4,256)
Accumulated net realized loss from
  investment transactions..........    (127,285,548)  (45,919,039)    (84,289,191)
Net unrealized appreciation
  (depreciation) on investments....    (104,034,100)  (53,020,682)    (19,343,781)
                                     --------------  ------------    ------------
  Total Net Assets.................  $  983,337,213  $263,769,409    $ 78,122,389
                                     ==============  ============    ============

                                 ----- 90 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

7. CALL AND PUT OPTIONS

  Call Options written by the Strategic Equity Portfolio and related premiums received during the period were as follows:

                                                  CALLS
                                          ---------------------
                                                 ACTUAL
                                          ---------------------
            STRATEGIC EQUITY              CONTRACTS   PREMIUMS
---------------------------------------------------------------
Options outstanding October 31, 2001....       150      42,398
Options written.........................        --          --
Options purchased.......................        --          --
Stock splits............................        --          --
Options closed..........................      (150)    (42,398)
Options exercised.......................        --          --
Options expired.........................        --          --
----------------------------------------
Options outstanding October 31, 2002....        --          --
----------------------------------------

  At October 31, 2002, there were no Option contracts open or outstanding.

                                 ----- 91 -----

                       REPORT OF INDEPENDENT ACCOUNTANTS

  To the Board of Directors of The Glenmede Fund, Inc. and Shareholders of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Institutional International Portfolio and Small Capitalization Growth Portfolio:

  In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Institutional International Portfolio and Small Capitalization Growth Portfolio (constituting The Glenmede Fund, hereafter referred to as the "Fund") at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 9, 2002

                                 ----- 92 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2002

                                              MUNI      NEW JERSEY
                                          INTERMEDIATE     MUNI
                                           PORTFOLIO     PORTFOLIO
                                          ------------  -----------
ASSETS:
  Investments:
  Investments at value(1)...............  $22,443,328   $19,744,395
                                          -----------   -----------
  Cash..................................      792,578        46,544
  Interest receivable...................      347,808       262,913
  Other assets..........................           --           180
                                          -----------   -----------
    Total assets........................   23,583,714    20,054,032
                                          -----------   -----------
LIABILITIES:
  Payable for securities purchased......      866,593            --
  Payable to affiliate for Trustees'
    fees................................           --            38
  Accrued expenses......................       17,210        17,434
                                          -----------   -----------
    Total liabilities...................      883,803        17,472
                                          -----------   -----------

NET ASSETS..............................  $22,699,911   $20,036,560
                                          ===========   ===========

SHARES OUTSTANDING......................    2,133,696     1,871,203
                                          ===========   ===========
NET ASSET VALUE PER SHARE...............  $     10.64   $     10.71
                                          ===========   ===========

------------
(1)Investments at cost..................  $21,580,073   $18,741,875

                       See Notes to Financial Statements.
                                 ----- 93 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 2002

                                              MUNI      NEW JERSEY
                                          INTERMEDIATE     MUNI
                                           PORTFOLIO     PORTFOLIO
                                          ------------  -----------
Investment income:
  Interest..............................    $895,413    $  888,187
                                            --------    ----------
    Total investment income.............     895,413       888,187
                                            --------    ----------
Expenses:
  Administration & custody fee..........      23,382        36,877
  Professional fees.....................       2,554         2,671
  Shareholder report expense............         217           243
  Shareholder servicing fees............       9,584         9,884
  Trustees' fees and expenses...........       1,945         1,033
  Registration and filing fees..........       4,593         3,227
  Other expenses........................         319           410
                                            --------    ----------
    Total expenses......................      42,594        54,345
                                            --------    ----------

  Net investment income.................     852,819       833,842
                                            --------    ----------
Realized and unrealized gain (loss):
  Net realized gain (loss) on:
    Securities transactions.............     (30,818)      132,145
                                            --------    ----------

    Net realized gain (loss)............     (30,818)      132,145
                                            --------    ----------
  Net change in unrealized gain (loss)
    of:
    Securities..........................     176,970        79,935
                                            --------    ----------

    Net unrealized gain (loss)..........     176,970        79,935
                                            --------    ----------

Net realized and unrealized gain
  (loss)................................     146,152       212,080
                                            --------    ----------

Net increase (decrease) in net assets
  resulting from operations.............    $998,971    $1,045,922
                                            ========    ==========

                       See Notes to Financial Statements.
                                 ----- 94 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED OCTOBER 31, 2002

                                              MUNI      NEW JERSEY
                                          INTERMEDIATE     MUNI
                                           PORTFOLIO     PORTFOLIO
                                          ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income...................  $   852,819   $   833,842
  Net realized gain (loss) on securities
    transactions........................      (30,818)      132,145
  Net change in unrealized gain (loss)
    on securities.......................      176,970        79,935
                                          -----------   -----------
Net increase (decrease) in net assets
  resulting from operations.............      998,971     1,045,922
Distributions to shareholders from:
  Net investment income.................     (835,011)     (836,478)
Net increase (decrease) in net assets
  from capital shares transactions......    4,929,337       673,406
                                          -----------   -----------
Net increase (decrease) in net assets...    5,093,297       882,850
NET ASSETS:
Beginning of year.......................   17,606,614    19,153,710
                                          -----------   -----------
End of year.............................  $22,699,911   $20,036,560
                                          ===========   ===========
  Undistributed net investment income
    included in net assets at end of
    year................................  $    78,288   $    91,964

--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED OCTOBER 31, 2001

                                              MUNI      NEW JERSEY
                                          INTERMEDIATE     MUNI
                                           PORTFOLIO     PORTFOLIO
                                          ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income...................  $   749,191   $   794,849
  Net realized gain (loss) on securities
    transactions........................       16,180        16,033
  Net change in unrealized gain (loss)
    on securities.......................      494,408       831,464
                                          -----------   -----------
Net increase (decrease) in net assets
  resulting from operations.............    1,259,779     1,642,346
Distributions to shareholders from:
  Net investment income.................     (729,141)     (771,544)
Net increase (decrease) in net assets
  from capital share transactions.......    2,451,848     1,050,593
                                          -----------   -----------
Net increase (decrease) in net assets...    2,982,486     1,921,395
NET ASSETS:
Beginning of year.......................   14,624,128    17,232,315
                                          -----------   -----------
End of year.............................  $17,606,614   $19,153,710
                                          ===========   ===========
  Undistributed net investment income
    included in net assets at end of
    year................................  $    60,480   $    71,297

                       See Notes to Financial Statements.
                                 ----- 95 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                   MUNI INTERMEDIATE PORTFOLIO
                           -------------------------------------------
                                 FOR THE YEARS ENDED OCTOBER 31,
                           -------------------------------------------
                            2002     2001     2000     1999     1998
                           -------  -------  -------  -------  -------

Net asset value,
  beginning
  of year................  $ 10.55  $ 10.20  $ 10.14  $ 10.56  $ 10.40
                           -------  -------  -------  -------  -------
Income from investment
  operations:
Net investment income....     0.46     0.50     0.50     0.51     0.51
Net realized and
  unrealized
  gain (loss) on
  investments............     0.09     0.34     0.07    (0.42)    0.16
                           -------  -------  -------  -------  -------

Total from investment
  operations.............     0.55     0.84     0.57     0.09     0.67
                           -------  -------  -------  -------  -------
Distributions to
  shareholders from
  net investment
  income.................    (0.46)   (0.49)   (0.51)   (0.51)   (0.51)
                           -------  -------  -------  -------  -------

Total distributions......    (0.46)   (0.49)   (0.51)   (0.51)   (0.51)
                           -------  -------  -------  -------  -------

Net asset value, end
  of year................  $ 10.64  $ 10.55  $ 10.20  $ 10.14  $ 10.56
                           =======  =======  =======  =======  =======

Total return.............     5.41%    8.39%    5.77%    0.91%    6.63%
                           =======  =======  =======  =======  =======
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of year
  (in 000's).............  $22,700  $17,607  $14,624  $16,526  $19,975
Ratio of operating
  expenses to
  average net assets.....     0.22%    0.27%    0.31%    0.20%    0.30%
Ratio of net investment
  income
  to average net
  assets.................     4.45%    4.78%    4.89%    4.90%    4.88%
Portfolio turnover
  rate...................       29%      25%       6%       6%      11%

                       See Notes to Financial Statements.
                                 ----- 96 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                    NEW JERSEY MUNI PORTFOLIO
                           -------------------------------------------
                                 FOR THE YEARS ENDED OCTOBER 31,
                           -------------------------------------------
                            2002     2001     2000     1999     1998
                           -------  -------  -------  -------  -------

Net asset value,
  beginning
  of year................  $ 10.60  $ 10.11  $ 10.00  $ 10.43  $ 10.20
                           -------  -------  -------  -------  -------
Income from investment
  operations:
Net investment income....     0.46     0.45     0.44     0.44     0.44
Net realized and
  unrealized
  gain (loss) on
  investments............     0.10     0.48     0.12    (0.43)    0.23
                           -------  -------  -------  -------  -------

Total from investment
  operations.............     0.56     0.93     0.56     0.01     0.67
                           -------  -------  -------  -------  -------
Distributions to
  shareholders from
  net investment
  income.................    (0.45)   (0.44)   (0.45)   (0.44)   (0.44)
                           -------  -------  -------  -------  -------

Total distributions......    (0.45)   (0.44)   (0.45)   (0.44)   (0.44)
                           -------  -------  -------  -------  -------

Net asset value, end
  of year................  $ 10.71  $ 10.60  $ 10.11  $ 10.00  $ 10.43
                           =======  =======  =======  =======  =======

Total return.............     5.40%    9.34%    5.77%    0.08%    6.71%
                           =======  =======  =======  =======  =======
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of year
  (in 000's).............  $20,037  $19,154  $17,232  $17,953  $17,492
Ratio of operating
  expenses to
  average net assets.....     0.27%    0.27%    0.30%    0.24%    0.30%
Ratio of net investment
  income
  to average net
  assets.................     4.22%    4.33%    4.40%    4.34%    4.33%
Portfolio turnover
  rate...................       36%      18%       9%      10%       7%

                       See Notes to Financial Statements.
                                 ----- 97 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------
MUNICIPAL BONDS{::} -- 98.9%
            PENNSYLVANIA -- 98.9%
$  200,000  Allegheny County, PA, Hospital Development Authority Revenue, University of
              Pittsburgh, Health Center, Series A, (MBIA Insured),
              5.30%, 4/1/08.................................................................  $   219,666
            Allegheny County, PA, Industrial Development Authority Revenue, Carnegie Library
              of Pittsburgh, (AMBAC Insured):
   205,000    4.25%, 6/1/09.................................................................      210,873
   215,000    4.25%, 12/1/09................................................................      221,575
   300,000  Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured),
              Prerefunded, 3/1/09 @ 101,
              5.30%, 3/1/10.................................................................      337,929
   500,000  Beaver Falls, PA, Municipal Authority Water Hydroelectric Revenue, (FGIC
              Insured),
              5.70%, 12/1/08................................................................      511,140
    50,000  Butler County, PA, Industrial Development Authority, Health Center Revenue,
              5.40%, 6/1/04.................................................................       51,826
            Butler County, PA, Industrial Development Authority, Health Center Revenue,
              Refunding:
   205,000    5.75%, 6/1/11.................................................................      210,504
   510,000    5.75%, 6/1/16.................................................................      518,767
   825,000  Central Dauphin, PA, School District, General Obligation Unlimited, (MBIA
              Insured),
              4.00%, 11/15/10...............................................................      853,735
   500,000  Chambersburg, PA, Area School District, General Obligation Unlimited, (FSA State
              Aid Withholding),
              5.00%, 6/15/14................................................................      536,140
   325,000  Chester County, PA, General Obligation Unlimited,
              5.40%, 12/15/06...............................................................      337,561
   375,000  Dauphin County, PA, General Authority Hospital Revenue, (FGIC Insured),
              6.125%, 7/1/10................................................................      429,937
   125,000  Dauphin County, PA, General Authority Revenue, Mandatory Put 6/1/2012 @ $100
              (AMBAC Insured),
              5.30%, 6/1/26.................................................................      128,515
    30,000  Dauphin County, PA, Series B, General Obligation Unlimited, (MBIA Insured),
              5.20%, 3/15/04................................................................       30,080
   100,000  Delaware County, PA, General Obligation Unlimited,
              5.125%, 10/1/13...............................................................      108,293
   600,000  Delaware River Joint Toll Bridge, Refunding, (FGIC Insured),
              6.15%, 7/1/04.................................................................      602,130

                       See Notes to Financial Statements.
                                 ----- 98 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------

MUNICIPAL BONDS{::} -- (CONTINUED)
           PENNSYLVANIA -- (CONTINUED)
            Delaware River Port Authority, PA and NJ, Delaware River Bridges Revenue
              Escrowed to Maturity:
$  195,000    6.00%, 1/15/10................................................................  $   219,350
   155,000    6.50%, 1/15/11................................................................      179,149
   700,000  Delaware River Port Authority, PA and NJ, Refunding, (FSA Insured), Series B ,
              5.25%, 1/1/09.................................................................      777,630
   100,000  Delaware River Port Authority, PA and NJ, Refunding, Series A, (FSA Insured),
              5.25%, 1/1/09.................................................................      110,972
   300,000  Downington, PA, Area School District, General Obligation Unlimited,
              5.50%, 2/1/10.................................................................      337,089
   325,000  Forest Area School District, PA, General Obligation, (FSA Insured), Series B,
              4.00%, 4/1/08.................................................................      340,268
   390,000  Geisinger Authority, PA, Health System, Refunding,
              5.00%, 8/15/08................................................................      419,359
   200,000  Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured),
              5.50%, 5/15/11................................................................      227,404
   100,000  Hopewell, PA, Area School District, General Obligation, (FSA Insured),
              4.90%, 9/1/09.................................................................      110,151
   300,000  Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC
              Insured),
              4.00%, 10/1/09................................................................      307,122
   400,000  Kennett, PA, Consolidated School District, General Obligation Unlimited,
              Series A, (FGIC State Aid Withholding),
              5.00%, 2/15/13(1).............................................................      434,964
    35,000  Lancaster, PA, Area Sewer Authority, Escrowed to Maturity,
              6.00%, 4/1/12.................................................................       39,154
   200,000  Lehigh County, PA, General Obligation Unlimited,
              5.00%, 11/15/12...............................................................      219,818
   500,000  Lower Merion Township, PA, School District, General Obligation Unlimited, (State
              Aid Withholding), Prerefunded 5/15/03 @ 100,
              5.125%, 5/15/13...............................................................      553,845
   350,000  Lycoming County, PA, Authority College Revenue, (MBIA Insured),
              4.90%, 7/1/09.................................................................      377,184
   125,000  Lycoming County, PA, College Revenue, PA College of Technology, (AMBAC Insured),
              5.20%, 11/1/04................................................................      127,011

                       See Notes to Financial Statements.
                                 ----- 99 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------

MUNICIPAL BONDS{::} -- (CONTINUED)
           PENNSYLVANIA -- (CONTINUED)
$  100,000  Montgomery County, PA, Higher Education & Health Authority Hospital Revenue,
              Abington Memorial Hospital, Series A, (AMBAC Insured),
              5.80%, 6/1/04.................................................................  $   104,218
   110,000  Montgomery County, PA, Industrial Development Authority Revenue,
              7.50%, 1/1/12.................................................................      110,866
   100,000  New Kensington, PA, General Obligation Unlimited, (FGIC Insured),
              5.625%, 10/1/04...............................................................      100,305
   315,000  Northampton Bucks, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed
              to Maturity,
              6.20%, 11/1/13................................................................      364,896
   425,000  Northampton County, PA, Higher Education Authority Revenue - Lehigh University,
              5.25%, 11/15/09...............................................................      476,756
   325,000  Northampton Township, PA, General Obligation Unlimited, (MBIA Insured),
              4.60%, 11/15/10...............................................................      342,352
            Pennsylvania Housing Finance Agency, Refunding, Rental Housing:
   350,000    5.25%, 7/1/04.................................................................      363,338
   500,000    5.45%, 7/1/06.................................................................      517,130
    50,000    5.80%, 7/1/18.................................................................       51,291
   330,000  Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 38,
              5.50%, 4/1/05.................................................................      334,145
 1,000,000  Pennsylvania State Finance Authority Revenue, Refunding, Municipal Capital
              Improvements Program,
              6.60%, 11/1/09................................................................    1,060,890
   220,000  Pennsylvania State Higher Educational Facilities Authority College & University
              Revenues, College of Pharmacy, (MBIA Insured),
              5.25%, 11/1/09................................................................      236,786
   250,000  Pennsylvania State Higher Educational Facilities Authority College & University
              Revenues, University of Pennsylvania,
              5.60%, 9/1/10.................................................................      269,887
   370,000  Pennsylvania State Higher Educational Facilities Authority Revenue, Temple
              University, (MBIA Insured), First Series,
              4.00%, 7/15/09................................................................      385,655
   100,000  Pennsylvania State Turnpike Commission Oil Franchise, Refunding, (AMBAC
              Insured),
              5.25%, 12/1/14................................................................      107,866

                       See Notes to Financial Statements.
                                ----- 100 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------

MUNICIPAL BONDS{::} -- (CONTINUED)
           PENNSYLVANIA -- (CONTINUED)
$  250,000  Pennsylvania State University, College & University Revenues, Series A, (General
              Obligation of University),
              5.00%, 8/15/13................................................................  $   266,388
   150,000  Pennsylvania State, Intermediate Unit 1, Educational Facilities Revenue
              Refunding, (AMBAC Insured),
              4.00%, 10/15/09...............................................................      156,192
   150,000  Pennsylvania Township, PA, Westmoreland County, General Obligation Unlimited,
              (FGIC Insured),
              4.15%, 10/1/09................................................................      154,478
   100,000  Philadelphia, PA, Gas Works Revenue, (FSA Insured),
              5.50%, 7/1/04.................................................................      104,435
   225,000  Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series C,
              (FGIC Insured),
              5.00%, 4/1/07.................................................................      245,522
            Pittsburgh, PA, Urban Redevelopment Authority Mortgage Revenue, Series D:
   255,000    5.75%, 10/1/07................................................................      264,075
   150,000    6.20%, 4/1/11.................................................................      155,349
   155,000    6.20%, 10/1/11................................................................      160,527
    90,000  Pittsburgh, PA, Urban Redevelopment Authority Revenue,
              4.90%, 8/1/05.................................................................       93,694
   350,000  Pleasant Hills, PA, Authority Sewer Revenue, Refunding, (FGIC Muni Government
              Guaranteed),
              5.00%, 9/1/12.................................................................      375,368
   500,000  Radnor Township, PA, General Obligation Unlimited,
              4.00%, 12/15/10...............................................................      512,190
   235,000  Ringgold, PA, School District, Escrowed to Maturity,
              6.20%, 1/15/13................................................................      272,255
   200,000  Riverside, PA, School District, General Obligation Unlimited, (FGIC Insured),
              5.00%, 10/15/12...............................................................      217,342
   250,000  Seneca Valley, PA, School District, Series A, General Obligation Unlimited,
              4.85%, 7/1/11.................................................................      265,748
   100,000  Shaler, PA, School District, General Obligation Unlimited, Series B, (FSA
              Insured),
              4.50%, 9/1/10.................................................................      105,177
    20,000  Southeastern Pennsylvania Transportation Authority, PA, Lease Revenue,
              5.75%, 12/1/04................................................................       20,062
   475,000  Southern Huntingdon County, PA, School District, General Obligation, (FSA
              Insured),
              4.00%, 10/1/09................................................................      486,058

                       See Notes to Financial Statements.
                                ----- 101 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                                OCTOBER 31, 2002

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------

MUNICIPAL BONDS{::} -- (CONTINUED)
           PENNSYLVANIA -- (CONTINUED)
$  500,000  State Public School Building Authority, PA, School Revenue, Garnet Valley School
              District Project, (AMBAC Insured),
              5.25%, 2/1/12.................................................................  $   553,140
   500,000  Swarthmore Boro Authority, PA, College Revenue,
              4.50%, 9/15/10................................................................      536,010
    80,000  Swatara Township Authority, PA, Sewer Revenue, Escrowed to Maturity, (MBIA
              Insured),
              6.15%, 5/1/07.................................................................       83,246
   400,000  University of Pittsburgh, PA, Refunded Series B,
              5.50%, 6/1/09.................................................................      444,204
   200,000  Upper Dublin, PA, School District, General Obligation Unlimited,
              5.20%, 11/15/07...............................................................      200,276
   125,000  Wallingford - Swarthmore, PA, School District, Series C, (FSA State Aid
              Withholding),
              5.00%, 5/15/09................................................................      133,943
   325,000  Wayne County, PA, Hospital & Health Facilities Authority, County Guaranteed,
              Hospital Revenue, Wayne Memorial Hospital Project, (MBIA Insured),
              5.05%, 7/1/03.................................................................      332,027
 1,000,000  Wilson, PA, School District, General Obligation Unlimited,
              5.375%, 5/15/12...............................................................    1,114,440
   250,000  York, PA, General Authority Guaranteed Revenue, York City Recreation Corp.,
              (AMBAC Insured),
              5.50%, 5/1/15.................................................................      275,660
                                                                                              -----------
                                                                                               22,443,328
                                                                                              -----------
            TOTAL MUNICIPAL BONDS
              (Cost $21,580,073)............................................................   22,443,328
                                                                                              -----------

TOTAL INVESTMENTS
  (Cost $21,580,073)(2).........................................................     98.9%  $22,443,328
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      1.1       256,583
                                                                                  -------   -----------
NET ASSETS......................................................................    100.0%  $22,699,911
                                                                                  =======   ===========

------------

{::} Percentages indicated are based on net assets.
(1)  Securities purchased or sold on a when-issued / delayed-delivery basis.
(2)  Aggregate cost for federal tax purposes.
Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.
                                ----- 102 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2002

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------
MUNICIPAL BONDS{::} -- 98.5%
          NEW JERSEY -- 98.5%
$100,000  Asbury Park, NJ, Board of Education, General Obligation Unlimited, (MBIA
            Insured),
            5.55%, 2/1/07.................................................................  $   111,562
 250,000  Avalon Boro, NJ, General Obligation Unlimited, (FGIC Insured),
            4.00%, 8/1/09.................................................................      261,272
 100,000  Beach Haven, NJ, General Obligation Unlimited, (MBIA Insured),
            5.70%, 8/15/03................................................................      103,210
 150,000  Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue, (FGIC
            Insured), Series A,
            5.125%, 12/15/12..............................................................      161,161
 200,000  Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue,
            Refunding, (FGIC Insured),
            5.125%, 12/15/11..............................................................      215,326
 250,000  Burlington County, NJ, Bridge Commission Revenue,
            4.25%, 8/15/10................................................................      261,530
 500,000  Burlington County, NJ, General Improvements, General Obligation Unlimited,
            4.85%, 7/15/06................................................................      524,500
 150,000  Cape May County, NJ, General Improvements, General Obligation Unlimited, (AMBAC
            Insured),
            5.35%, 8/1/04.................................................................      159,330
 200,000  Cape May County, NJ, Municipal Utilities Authority, Sewer Revenue, Refunding,
            (AMBAC Insured),
            5.60%, 1/1/05.................................................................      205,226
 150,000  Cherry Hill Township, NJ, General Obligation Unlimited,
            5.125%, 7/15/10...............................................................      164,871
 100,000  Delaware River & Bay Authority, Public Improvements Revenue, Series A,
            5.10%, 1/1/08.................................................................      109,227
          Delaware River Joint Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue
            Refunding, (FGIC Insured):
 100,000    6.15%, 7/1/04.................................................................      100,355
 200,000    6.25%, 7/1/12.................................................................      200,688
 150,000  Delaware River Port Authority, Pennsylvania & New Jersey Revenue, Refunding,
            (AMBAC Insured), Series B,
            5.25%, 1/1/09.................................................................      166,458
          Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges
            Revenue, Escrowed to Maturity:
 310,000    5.625%, 1/15/09...............................................................      338,935
 265,000    6.00%, 1/15/10................................................................      298,091
 150,000    6.50%, 1/15/11................................................................      173,370

                       See Notes to Financial Statements.
                                ----- 103 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS{::} -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
$100,000  Gloucester County, NJ, Improvement Authority, Revenue, County Library Lease
            Project,
            5.20%, 12/15/05...............................................................  $   104,898
 250,000  Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School
            Board Residual Fund Insured),
            5.00%, 2/1/14.................................................................      269,042
 110,000  High Bridge, NJ, Regional Board of Education, General Obligation Unlimited,
            Prerefunded, 2/15/05 @ 100, (FSA Insured),
            5.40%, 2/15/09................................................................      118,464
 200,000  Hopewell Valley, NJ, Regional School District, General Obligation Unlimited,
            (FGIC School Board Residual Fund Insured),
            5.00%, 8/15/12................................................................      218,152
 200,000  Hunterdon County, NJ, Central Regional High School District, General Obligation
            Unlimited Prerefunded, 5/1/05 @ 102, (FSA Insured),
            5.25%, 5/1/06.................................................................      219,528
 235,000  Jefferson Township, NJ, General Obligation Unlimited,
            4.00%, 10/1/08................................................................      246,374
 250,000  Jersey City, NJ, School Improvements, General Obligation Unlimited, (MBIA
            Insured),
            5.50%, 3/15/06................................................................      275,217
 100,000  Lyndhurst Township, NJ, General Improvements, General Obligation Unlimited,
            5.50%, 10/1/05................................................................      105,258
 105,000  Manalapan-Englishtown, NJ, Regional Board of Education, General Obligation
            Unlimited, (School Board Residual Fund Insured),
            5.00%, 5/1/07.................................................................      115,015
 235,000  Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA
            Insured),
            5.00%, 3/1/13.................................................................      256,009
 150,000  Mercer County, NJ, Improvement Authority, Revenue Refunding, Government Leasing,
            (County Guaranteed), Series A,
            5.40%, 12/1/05................................................................      157,075
 100,000  Mercer County, NJ, Improvement Authority, Revenue Refunding, Solid Waste,
            (County Guaranteed), Series 97,
            5.20%, 9/15/08................................................................      111,171
 145,000  Middlesex County, NJ, Improvement Authority, Revenue, (County Guaranteed),
            5.45%, 9/15/11................................................................      160,373

                       See Notes to Financial Statements.
                                ----- 104 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS{::} -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
          Monmouth County, NJ, Improvement Authority, Revenue, (AMBAC Insured):
$250,000    5.00%, 12/1/12................................................................  $   272,520
 375,000    5.20%, 12/1/14................................................................      407,426
 250,000  Monmouth County, NJ, Public Improvements, General Obligation Unlimited,
            5.00%, 8/1/09.................................................................      269,187
 200,000  Montville Township, NJ, General Obligation Unlimited,
            4.65%, 8/15/11................................................................      212,438
 225,000  Moorestown Township, NJ, School District, General Obligation Unlimited, (MBIA
            School Board Residual Fund Insured),
            5.00%, 2/1/10.................................................................      239,672
 200,000  Morris School District, NJ, General Obligation Unlimited, (School Board Residual
            Fund Insured),
            5.625%, 4/1/06................................................................      214,856
  80,000  Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded,
            12/1/08 @ 100, (MBIA Insured),
            5.00%, 12/1/13................................................................       88,929
  20,000  Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA
            Insured),
            5.00%, 12/1/13................................................................       21,449
 250,000  New Jersey Sports & Exposition Authority State Contract, General Improvements,
            Series A,
            5.00%, 3/1/10.................................................................      273,517
 100,000  New Jersey State Casino Reinvestment Development Authority, Parking Fee Revenue,
            (FSA Insured), Series A,
            5.00%, 10/1/04................................................................      106,030
 250,000  New Jersey State Economic Development Authority, Burlington Coat Factory
            Project, Revenue Refunding,
            5.60%, 9/1/05.................................................................      267,157
 200,000  New Jersey State Economic Development Authority, Market Transition Facilities
            Revenue, (MBIA Insured), Senior Lien,
            Series A,
            5.70%, 7/1/05.................................................................      216,906
 125,000  New Jersey State Economic Development Authority, Market Transition Facilities
            Revenue, Senior Lien, (MBIA Insured),
            Series A,
            5.75%, 7/1/06.................................................................      135,667
 100,000  New Jersey State Economic Development Authority, Parking Facility Improvements,
            Elizabeth Development Project, (FGIC Insured),
            5.20%, 10/15/08...............................................................      111,446

                       See Notes to Financial Statements.
                                ----- 105 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS{::} -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
$400,000  New Jersey State Educational Facilities Authority, Revenue, High Education
            Capital Improvement, Series B,
            5.00%, 9/1/14.................................................................  $   426,372
          New Jersey State Educational Facilities Authority, Revenue, Higher Education
            Facilities Trust Fund, (AMBAC Insured), Series A:
 850,000    5.125%, 9/1/07................................................................      925,013
 100,000    5.125%, 9/1/08................................................................      108,825
 150,000    5.125%, 9/1/09................................................................      162,581
 225,000  New Jersey State Educational Facilities Authority, Revenue, Princeton
            University, Series A,
            5.50%, 7/1/05.................................................................      237,497
 400,000  New Jersey State Health Care Facilities Financing Authority, Revenue, Allegany
            Health Project, (MBIA Insured), Escrowed to Maturity,
            4.80%, 7/1/05.................................................................      415,236
 200,000  New Jersey State Health Care Facilities Financing Authority, Revenue, Kennedy
            Health System Project, (MBIA Insured),
            Series A,
            5.00%, 7/1/09.................................................................      216,346
          New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing
            Revenue, (FSA Insured), Series B:
 450,000    5.55%, 11/1/09................................................................      491,130
 250,000    5.75%, 11/1/11................................................................      272,085
 150,000  New Jersey State Housing & Mortgage Finance Agency, Revenue, Home Buyer, (MBIA
            Insured), Series P,
            5.05%, 4/1/07.................................................................      160,071
  75,000  New Jersey State Housing & Mortgage Finance Agency, Revenue, Refunding, (HUD
            Section 8),
            6.60%, 11/1/14................................................................       76,500
 130,000  New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A,
            5.00%, 6/15/13................................................................      138,347
 165,000  New Jersey State Transportation Trust Fund Authority, Transportation System,
            (MBIA Insured), Series A,
            4.75%, 12/15/07...............................................................      180,522
 300,000  New Jersey State Transportation Trust Fund Authority, Transportation System,
            Series A, Prerefunded, 6/15/08 @ 100,
            5.00%, 6/15/12................................................................      330,984
 750,000  New Jersey State Transportation Trust Fund Authority, Transportation System,
            Series B,
            5.25%, 6/15/12................................................................      824,408

                       See Notes to Financial Statements.
                                ----- 106 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                                OCTOBER 31, 2002

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS{::} -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
$170,000  New Jersey State Turnpike Authority, Turnpike Revenue, Unrefunded, (MBIA-IBC
            Insured), Series A,
            5.90%, 1/1/04.................................................................  $   173,970
 250,000  New Jersey State, Certificates of Participation, Escrowed to Maturity,
            5.00%, 6/15/11................................................................      276,908
 250,000  New Jersey State, General Obligation Unlimited, Refunding, Series F,
            5.00%, 8/1/07.................................................................      274,935
 200,000  New Jersey State, Wastewater Treatment Trust Revenue, Series A,
            5.25%, 9/1/13.................................................................      217,636
 125,000  New Jersey State, Wastewater Treatment Trust, Refunding, (MBIA Insured), Series
            C,
            6.25%, 5/15/03................................................................      128,061
          Ocean County, NJ, General Obligation Unlimited:
 250,000    4.875%, 12/15/09..............................................................      271,398
 500,000    4.50%, 8/1/10.................................................................      534,500
 100,000  Ocean County, NJ, General Obligation Unlimited, General Improvements,
            Prerefunded 7/1/04 @ 102,
            5.65%, 7/1/06.................................................................      107,816
 300,000  Ocean County, NJ, Utilities Authority, Wastewater Revenue,
            5.00%, 1/1/12.................................................................      320,067
  85,000  Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding,
            5.00%, 1/1/05.................................................................       90,397
 325,000  Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding,
            (Government of Authority Insured),
            5.125%, 1/1/11................................................................      351,952
 100,000  Passaic County, NJ, General Obligation Unlimited, (FGIC Insured),
            5.125%, 9/1/08................................................................      106,148
 100,000  Passaic Valley, NJ, Sewage Commission, Sewer System, (AMBAC Insured), Series D,
            5.75%, 12/1/09................................................................      102,293
 130,000  Perth Amboy, NJ, Board of Education, General Obligation Unlimited, (MBIA
            Insured), Prerefunded 3/1/04 @ 102,
            6.20%, 8/1/06.................................................................      142,516
 250,000  Red Bank, NJ, Board of Education, General Obligation Unlimited, (School Board
            Residual Fund Insured),
            5.15%, 5/1/12.................................................................      270,895
 500,000  Ridgewood, NJ, Board of Education, General Obligation Unlimited,
            5.20%, 10/1/08................................................................      557,550

                       See Notes to Financial Statements.
                                ----- 107 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                                OCTOBER 31, 2002

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS{::} -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
$125,000  Rutgers State University, NJ, Refunding, Series S,
            5.25%, 5/1/07.................................................................  $   129,480
 135,000  South Brunswick Township, NJ, General Obligation Unlimited, (MBIA Insured),
            5.25%, 10/1/03................................................................      139,389
 250,000  Southern Regional High School District, NJ, General Obligation Unlimited, (MBIA
            Insured),
            5.40%, 9/1/04.................................................................      266,480
 160,000  Sparta Township, NJ, School District, General Obligation Unlimited, (MBIA
            Insured),
            5.75%, 9/1/04.................................................................      171,554
 150,000  Warren Township, NJ, School District, General Obligation Unlimited, (School
            Board Residual Fund Insured),
            5.35%, 3/15/10................................................................      168,614
 500,000  West Deptford Township, NJ, General Obligation Unlimited, (AMBAC Insured),
            5.20%, 3/1/11.................................................................      545,405
 100,000  West Orange, NJ, General Obligation Unlimited,
            5.10%, 1/1/05.................................................................      106,560
 350,000  Western Monmouth, NJ, Utilities Authority, Revenue, (AMBAC Insured), Series A,
            5.25%, 2/1/09.................................................................      376,814
 190,000  Winslow Township, NJ, General Obligation Unlimited, (MBIA Insured),
            4.00%, 10/1/10................................................................      198,252
                                                                                            -----------
          TOTAL MUNICIPAL BONDS
            (Cost $18,741,875)............................................................   19,744,395
                                                                                            -----------

TOTAL INVESTMENTS
  (Cost $18,741,875)(1).........................................................     98.5%  $19,744,395
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      1.5       292,165
                                                                                  -------   -----------
NET ASSETS......................................................................    100.0%  $20,036,560
                                                                                  =======   ===========

------------

{::} Percentages indicated are based on net assets.
(1)  Aggregate cost for federal tax purposes was $18,742,436.
Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
HUD -- Housing Urban Development
MBIA -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.
                                ----- 108 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2002, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios").

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

  VALUATION OF SECURITIES: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

  Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premiums and discounts on all fixed-income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. Adopting these accounting principles did not affect the Portfolios' net asset value, but did change the classification of certain amounts between interest income and realized gain/loss in the statement of operations. As of October 31, 2002, there was no material impact on the Fund as a result of the adoption of these principles to the Fund's financial statements.

                                ----- 109 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid a nondeductible excise tax under Section 498 of the Internal Revenue Code, as amended. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

  FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses. Net investment income/(loss), net realized capital gains/(losses) and net assets are not affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

  On October 31, 2002, the following portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

                           EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING
PORTFOLIO                  IN 2003   IN 2004   IN 2005   IN 2008   IN 2011
---------                  --------  --------  --------  --------  --------
Muni Intermediate
  Portfolio..............  $549,436   $2,107   $42,723   $39,944   $30,818

  At October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                           TOTAL
                                      UNDISTRIBUTED    UNDISTRIBUTED   DISTRIBUTABLE
PORTFOLIO                            ORDINARY INCOME  LONG-TERM GAIN     EARNINGS
---------                            ---------------  ---------------  -------------
Muni Intermediate Portfolio........      $78,288      $       --        $  276,515
New Jersey Muni Portfolio..........       91,964              --         1,093,923

  Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

                                ----- 110 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)

  At October 31, 2002, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

PORTFOLIO                                 ORDINARY INCOME  LONG-TERM GAINS
---------                                 ---------------  ---------------
New Jersey Muni Portfolio...............     $813,715          $23,303

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

  Glenmede Advisers, Inc. (the "Advisor") serves as investment advisor to the Muni Intermediate and New Jersey Muni Portfolios. The Advisor, a wholly-owned subsidiary of The Glenmede Trust Company, became the investment adviser to the such portfolios on September 1, 2000. Prior thereto, investment advisory services were provided by The Glenmede Trust Company.

  The Advisor is not entitled to a management fee for its investment services provided to the Muni Intermediate and New Jersey Muni Portfolios.

  The Muni Intermediate and New Jersey Muni Portfolios each pay The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of such Portfolios' average daily net assets.

  Investors Bank & Trust Company ("IBT") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios. The fee is computed daily and paid monthly.

  Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees in connection with distribution services provided to the Fund.

  The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

  Expenses for the year ended October 31, 2002 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. PURCHASES AND SALES OF SECURITIES

  For the year ended October 31, 2002, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

PORTFOLIO                                  PURCHASES     SALES
---------                                 -----------  ----------
Muni Intermediate Portfolio.............  $10,233,184  $5,399,154
New Jersey Muni Portfolio...............    7,858,882   7,084,565

                                ----- 111 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

  On October 31, 2002, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                            APPRECIATION  DEPRECIATION      NET
---------                            ------------  ------------  ------------
Muni Intermediate Portfolio........   $  886,924     $23,669      $  863,255
New Jersey Muni Portfolio..........    1,016,708      14,749       1,001,959

4. SHARES OF BENEFICIAL INTEREST

  The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

                                     YEAR ENDED             YEAR ENDED
                                      10/31/02               10/31/01
                                ---------------------  ---------------------
                                 SHARES     AMOUNT      SHARES     AMOUNT
                                --------  -----------  --------  -----------
MUNI INTERMEDIATE PORTFOLIO:
  Sold........................   879,476  $ 9,280,710   459,347  $ 4,781,380
  Redeemed....................  (414,323)  (4,351,373) (224,185)  (2,329,532)
                                --------  -----------  --------  -----------
  Net increase................   465,153  $ 4,929,337   235,162  $ 2,451,848
                                ========  ===========  ========  ===========
NEW JERSEY MUNI PORTFOLIO:
  Sold........................   610,736  $ 6,436,740   368,515  $ 3,832,447
  Redeemed....................  (546,650)  (5,763,334) (266,416)  (2,781,854)
                                --------  -----------  --------  -----------
  Net increase................    64,086  $   673,406   102,099  $ 1,050,593
                                ========  ===========  ========  ===========

5. CONCENTRATION OF CREDIT

  The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6. NET ASSETS

  On October 31, 2002, net assets consisted of:

                                              MUNI      NEW JERSEY
                                          INTERMEDIATE     MUNI
                                           PORTFOLIO     PORTFOLIO
                                          ------------  -----------
Par Value...............................  $     2,134   $     1,871
Paid in capital in excess of par
  value.................................   22,421,262    18,940,766
Undistributed net investment income.....       78,288        91,964
Accumulated net realized loss from
  investment transactions...............     (665,028)         (561)
Net unrealized appreciation on
  investments...........................      863,255     1,002,520
                                          -----------   -----------
  Total Net Assets......................  $22,699,911   $20,036,560
                                          ===========   ===========

                                ----- 112 -----

                       REPORT OF INDEPENDENT ACCOUNTANTS

  To the Board of Trustees of The Glenmede Portfolios and Shareholders of Muni Intermediate Portfolio and New Jersey Muni Portfolio:

  In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muni Intermediate Portfolio and New Jersey Muni Portfolio (constituting The Glenmede Portfolios, hereafter referred to as the "Portfolios") at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 9, 2002

                                ----- 113 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                          TAX INFORMATION (UNAUDITED)
                      FOR THE YEAR ENDED OCTOBER 31, 2002

  The amount of long-term capital gains paid for the fiscal year ended October 31, 2002 was as follows:

Small Cap Equity Portfolio........................  $12,037,181

  Of the ordinary distributions made during the fiscal year ended October 31, 2002, the following percentages have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Government Cash Portfolio.........................   55.86%
Core Fixed Income Portfolio.......................   63.30%

  Of the ordinary distributions made during the fiscal year ended October 31, 2002, the following percentages are tax exempt for regular Federal income tax purposes.

Tax-Exempt Cash Portfolio.........................     100%

  Of the ordinary distributions made during the fiscal year ended October 31, 2002, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Strategic Equity Portfolio........................   99.89%
Small Cap Equity Portfolio........................  100.00%
Large Cap Value Portfolio.........................  100.00%

  The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

  Foreign Taxes Paid or Withheld

                                                     TOTAL     PER SHARE
                                                   ----------  ---------
         International Portfolio.................  $3,891,589    $0.05
         Institutional International Portfolio...  $  964,672    $0.04

  The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

                                ----- 114 -----

                        --------------------------------
                         THE GLENMEDE PORTFOLIOS, INC.
                      ------------------------------------
                          TAX INFORMATION (UNAUDITED)
                      FOR THE YEAR ENDED OCTOBER 31, 2002

  Of the dividends paid by the Muni Intermediate Portfolio from net investment income for the fiscal year ended October 31, 2002, 100% is tax-exempt for regular Federal income taxes and Pennsylvania taxes.

  Of the dividends paid by the New Jersey Muni Portfolio from net investment income for the fiscal year ended October 31, 2002, 100% is tax-exempt for regular Federal income taxes and New Jersey taxes.

  The amount of long-term capital gains paid for the fiscal year ended October 31, 2002 was as follows:

New Jersey Muni Portfolio.........................  $23,303

                                ----- 115 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                            THE GLENMEDE PORTFOLIOS
                          ----------------------------
                OFFICERS & DIRECTORS/TRUSTEES TABLE (UNAUDITED)

  Information pertaining to the Board of Directors of The Glenmede Fund, Inc. and the Board of Trustees of The Glenmede Portfolios (collectively, the "Funds") and their respective officers is set forth below. The Statement of Additional Information includes additional information about the Directors and Trustees and is available without charge, upon request, by calling 1-800-442-8299.

INDEPENDENT DIRECTORS/TRUSTEES(1)

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                                                                                             IN FUND
                                                                                      PRINCIPAL              COMPLEX
                                                                                OCCUPATIONS(S) DURING        OVERSEEN
                                                                                 PAST 5 YEARS; OTHER            BY
                                      POSITIONS HELD      TERM OF OFFICE* AND   DIRECTORSHIPS HELD BY       DIRECTOR/
 NAME, ADDRESS AND AGE                WITH THE FUNDS     LENGTH OF TIME SERVED    DIRECTOR/TRUSTEE           TRUSTEE
 ---------------------             --------------------  ---------------------  ---------------------  --------------------
 H. FRANKLIN ALLEN, D. PHIL.       Director of the       Director of the        Nippon Life Professor           11
 Finance Department                Glenmede Fund.        Glenmede Fund since    of Finance and
 The Wharton School                                      March 1991.            Professor of
 University of Pennsylvania        Trustee of the                               Economics from
 Philadelphia, PA 19104            Glenmede Portfolios.  Trustee of the         1990-1996; Vice Dean
                                                         Glenmede Portfolios    and Director of
 Age: 46                                                 since May 1992.        Wharton Doctoral
                                                                                Programs from
                                                                                1990-1993. Employed
                                                                                by The University of
                                                                                Pennsylvania since
                                                                                1980.

 WILLARD S. BOOTHBY, JR.           Director of the       Director of the        Director, Penn                  11
 107 Bassett Creek Trail           Glenmede Fund.        Glenmede Fund since    Engineering &
 Hobe Sound, FL 33455                                    October 1988.          Manufacturing Corp.;
                                   Trustee of the                               Former Director of
 Age: 81                           Glenmede Portfolios.  Trustee of the         Georgia-Pacific
                                                         Glenmede Portfolios    Corp.; Former
                                                         since May 1992.        Chairman and Chief
                                                                                Executive Officer
                                                                                Blyth Eastman
                                                                                Dillon & Co., Inc.;
                                                                                Former Managing
                                                                                Director of Paine
                                                                                Webber, Inc.; Former
                                                                                Chairman of U.S.
                                                                                Securities Industry
                                                                                Association.

 FRANCIS J. PALAMARA               Director of the       Director of the        Trustee of Gintel               11
 P.O. Box 44024                    Glenmede Fund.        Glenmede Fund since    Fund (1 Portfolio
 Phoenix, AZ 85064                                       October 1988.          overseen); Former
                                   Trustee of the                               Director of XTRA
 Age: 77                           Glenmede Portfolios.  Trustee of the         Corporation; Former
                                                         Glenmede Portfolios    Director and
                                                         since May 1992.        Executive Vice
                                                                                President-Finance of
                                                                                ARAMARK, Inc.

----------------

(1) Independent Directors/Trustees are those Directors/Trustees who are not "interested persons" of the Funds as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
* Each Director holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected, at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the Board of Directors or shareholders. Each Trustee holds office until the earliest of (i) the termination of the Glenmede Portfolios, or (ii) the date he or she dies, resigns or retires, or is removed by the Board of Trustees or shareholders.

                                ----- 116 -----

                     --------------------------------------
                            THE GLENMEDE FUND, INC.
                            THE GLENMEDE PORTFOLIOS
                          ----------------------------
         OFFICERS & DIRECTORS/TRUSTEES TABLE (UNAUDITED) -- (CONTINUED)

INTERESTED DIRECTORS/TRUSTEES(2)

                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS
                                                                               PRINCIPAL              IN FUND
                                                                             OCCUPATION(S)            COMPLEX
                                                                          DURING PAST 5 YEARS;        OVERSEEN
                                                    TERM OF OFFICE* AND   OTHER DIRECTORSHIPS            BY
                                 POSITIONS HELD        LENGTH OF TIME      HELD BY DIRECTOR/         DIRECTOR/
 NAME, ADDRESS AND AGE           WITH THE FUNDS            SERVED               TRUSTEE               TRUSTEE
 ---------------------        --------------------  --------------------  --------------------  --------------------
 JOHN W. CHURCH, JR.(3)       Chairman and          Chairman and          Director of Girard             11
 44 Wistar Road               Director of the       Director of the       Partners LTD;
 Villanova, PA 19085          Glenmede Fund.        Glenmede Fund since   Retired, Executive
                                                    October 1988.         Vice President and
 Age: 70                      Chairman and Trustee                        Chief Investment
                              of the Glenmede       Chairman and Trustee  Officer of The
                              Portfolios.           of the Glenmede       Glenmede Trust
                                                    Portfolios since May  Company from 1979 -
                                                    1992.                 1997.

 G. THOMPSON PEW, JR.(4)      Director of the       Director of the       Director of The                11
 310 Caversham Road           Glenmede Fund.        Glenmede Fund since   Glenmede Trust
 Bryn Mawr, PA 19010                                October 1988.         Company; Director of
                              Trustee of the                              The Glenmede Trust
 Age: 60                      Glenmede Portfolios.  Trustee of the        Co., N.A.; Former
                                                    Glenmede Portfolios   Director of Brown &
                                                    since May 1992.       Glenmede
                                                                          Holdings, Inc.;
                                                                          Former Co-Director,
                                                                          Principal and
                                                                          Officer of
                                                                          Philadelphia
                                                                          Investment Banking
                                                                          Co.; Former Director
                                                                          and Officer of
                                                                          Valley Forge
                                                                          Administrative
                                                                          Services Company.

----------------

(2) Interested Directors/Trustees are those Directors/Trustees who are "interested persons" of the Funds as defined in the 1940 Act.
(3) Mr. Church is deemed to be an "interested" Director/Trustee of the Funds because of his affiliation with The Glenmede Trust Company ("Glenmede"), the parent of Glenmede Advisers, Inc., the Funds' investment adviser (the "Advisor").
(4) Mr. Pew is deemed to be an "interested" Director/Trustee of the Funds because of his affiliation with Glenmede, the parent of the Advisor.

                                ----- 117 -----

                     --------------------------------------
                            THE GLENMEDE FUND, INC.
                            THE GLENMEDE PORTFOLIOS
                          ----------------------------
         OFFICERS & DIRECTORS/TRUSTEES TABLE (UNAUDITED) -- (CONCLUDED)

OFFICERS

                                                                           PRINCIPAL
                                                                     OCCUPATION(S) DURING
                           POSITIONS HELD     TERM OF OFFICE** AND     PAST 5 YEARS AND
 NAME, ADDRESS AND AGE     WITH THE FUNDS     LENGTH OF TIME SERVED   DIRECTORSHIPS HELD
 ---------------------  --------------------  ---------------------  ---------------------
 MARY ANN B. WIRTS      President and         President of the       First Vice President
 One Liberty Place      Treasurer of the      Funds since December   and Managing Director
 1650 Market Street,    Funds.                1997.                  of The Fixed Income
 Suite 1200                                                          Division of The
 Philadelphia, PA                             Treasurer of the       Glenmede Trust
 19103                                        Funds since December   Company. Employed by
                                              2002.                  The Glenmede Trust
 Age: 51                                                             Company since 1982.

 KIMBERLY C. OSBORNE    Executive Vice        Executive Vice         Vice President of The
 One Liberty Place      President of the      President of the       Glenmede Trust
 1650 Market Street,    Funds.                Funds since December   Company. Employed by
 Suite 1200                                   1997.                  The Glenmede Trust
 Philadelphia, PA                                                    Company since 1993.
 19103
 Age: 36

 MICHAEL P. MALLOY      Secretary of the      Secretary of the       Partner in the law
 One Logan Square       Funds.                Funds since January    firm of Drinker
 18th and Cherry                              1995.                  Biddle & Reath LLP.
 Streets
 Philadelphia, PA
 19103
 Age: 43

 JEFFREY J. GABOURY     Assistant Treasurer   Assistant Treasurer    Director, Investors
 200 Clarendon Street   of the Funds.         of the Funds since     Bank & Trust Company
 Boston, MA 02116                             October 2001           since 1996.
 Age: 34

 JILL GROSSBERG         Assistant Secretary   Assistant Secretary    Director and Counsel,
 200 Clarendon Street   of the Funds.         of the Funds since     Investors Bank &
 Boston, MA 02116                             October 2001           Trust Company since
                                                                     2000; Associate
 Age: 56                                                             Counsel, Putnam
                                                                     Investments, Inc.
                                                                     (1995-2000).

----------------

 ** Each officer is elected by the respective Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

                                ----- 118 -----

               THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS

INVESTMENT ADVISOR
  Glenmede Advisers, Inc.
  One Liberty Place
  1650 Market Street, Suite 1200
  Philadelphia, Pennsylvania 19103

ADMINISTRATOR
  Investors Bank & Trust Company
  200 Clarendon Street
  Boston, Massachusetts 02116

CUSTODIAN
  Investors Bank & Trust Company
  200 Clarendon Street
  Boston, Massachusetts 02116

LEGAL COUNSEL
  Drinker Biddle & Reath LLP
  One Logan Square
  18th & Cherry Streets
  Philadelphia, Pennsylvania 19103-6996

DISTRIBUTOR
  Quasar Distributors, LLC.
  615 East Michigan Street
  Milwaukee, Wisconsin 53202

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

INVESTMENT SUB-ADVISORS
  (for Small Capitalization Growth Portfolio)
  TCW Investment Management Company
  865 South Figueroa Street
  Los Angeles, California 90017

  Winslow Capital Management, Inc.
  4720 IDS Tower
  80 South Eighth Street
  Minneapolis, Minnesota 55402

INVESTMENT ADVISOR
  (For Institutional International Portfolio)
INVESTMENT SUB-ADVISOR
  (For International Portfolio)
  Philadelphia International Advisors LP
  One Liberty Place
  1650 Market Street, Suite 1200
  Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund's investment policies and expenses as well as other pertinent information.